UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2017

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 3.2%
Northrop Grumman Corp.	29,113	$6,924,236
Textron, Inc.	46,172	2,197,325
United Technologies Corp.	57,304	6,430,082

		$15,551,643

Airlines – 0.7%
United Continental Holdings, Inc. (a)	45,128	$3,187,842

Biotechnology – 4.0%
Biogen, Inc. (a)	24,233	$6,625,787
Celgene Corp. (a)	72,173	8,980,486
Gilead Sciences, Inc.	54,413	3,695,731

		$19,302,004

Business Services – 3.3%
Accenture PLC, “A”	21,964	$2,633,044
Cognizant Technology Solutions Corp., “A” (a)	53,648	3,193,129
FleetCor Technologies, Inc. (a)	36,321	5,500,089
Global Payments, Inc.	57,254	4,619,253

		$15,945,515

Cable TV – 2.8%
Charter Communications, Inc., “A” (a)	21,460	$7,024,287
Comcast Corp., “A”	181,419	6,819,540

		$13,843,827

Chemicals – 0.8%
Monsanto Co.	33,257	$3,764,692

Computer Software – 3.0%
Intuit, Inc.	56,789	$6,586,956
Microsoft Corp.	124,295	8,186,069

		$14,773,025

Computer Software – Systems – 5.0%
Apple, Inc.	93,105	$13,375,464
Hewlett Packard Enterprise	297,674	7,054,874
International Business Machines Corp.	12,251	2,133,389
NCR Corp. (a)	40,475	1,848,898

		$24,412,625

Construction – 1.5%
Owens Corning	57,820	$3,548,413
Sherwin-Williams Co.	12,852	3,986,562

		$7,534,975

Consumer Products – 2.6%
Estee Lauder Cos., Inc., “A”	28,251	$2,395,402
Procter & Gamble Co.	113,343	10,183,869

		$12,579,271

Consumer Services – 0.8%
Priceline Group, Inc. (a)	2,080	$3,702,338

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 0.5%
General Electric Co.	79,106	$2,357,359

Electronics – 2.6%
Broadcom Corp.	6,631	$1,451,924
Intel Corp.	248,049	8,947,127
NVIDIA Corp.	21,376	2,328,488

		$12,727,539

Energy – Independent – 4.5%
Anadarko Petroleum Corp.	94,000	$5,828,000
EOG Resources, Inc.	71,932	7,016,967
Noble Energy, Inc.	27,376	940,092
Rice Energy, Inc. (a)	199,363	4,724,903
Valero Energy Corp.	49,865	3,305,551

		$21,815,513

Energy – Integrated – 0.9%
Chevron Corp.	4,128	$443,223
Exxon Mobil Corp.	46,648	3,825,602

		$4,268,825

Food & Beverages – 3.6%
Archer Daniels Midland Co.	140,415	$6,464,707
Mondelez International, Inc.	132,662	5,715,079
Tyson Foods, Inc., “A”	84,699	5,226,775

		$17,406,561

Food & Drug Stores – 1.3%
CVS Health Corp.	80,054	$6,284,239

Gaming & Lodging – 1.0%
Carnival Corp.	44,228	$2,605,471
Royal Caribbean Cruises Ltd.	24,699	2,423,219

		$5,028,690

General Merchandise – 0.6%
Wal-Mart Stores, Inc.	38,336	$2,763,259

Health Maintenance Organizations – 0.9%
UnitedHealth Group, Inc.	25,761	$4,225,062

Insurance – 5.8%
Allstate Corp.	26,141	$2,130,230
Berkshire Hathaway, Inc., “B” (a)	14,537	2,423,027
Chubb Ltd.	16,885	2,300,581
MetLife, Inc.	131,139	6,926,762
Prudential Financial, Inc.	69,192	7,381,403
Travelers Cos., Inc.	7,853	946,601
Validus Holdings Ltd.	60,243	3,397,103
XL Group Ltd.	66,340	2,644,312

		$28,150,019

Internet – 4.1%
Alphabet, Inc., “A” (a)	6,969	$5,908,318
Alphabet, Inc., “C” (a)	4,920	4,081,435
Facebook, Inc., “A” (a)	71,898	10,213,111

		$20,202,864

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Leisure & Toys – 1.5%
Electronic Arts, Inc. (a)	82,140	$7,353,173

Machinery & Tools – 1.8%
Illinois Tool Works, Inc.	25,978	$3,441,306
Ingersoll-Rand Co. Ltd., “A”	19,375	1,575,575
United Rentals, Inc. (a)	29,139	3,643,832

		$8,660,713

Major Banks – 5.5%
Bank of America Corp.	551,821	$13,017,457
JPMorgan Chase & Co.	84,444	7,417,561
Morgan Stanley	40,748	1,745,644
Wells Fargo & Co.	86,581	4,819,098

		$26,999,760

Medical & Health Technology & Services – 1.6%
HCA Holdings, Inc. (a)	80,843	$7,194,219
McKesson Corp.	5,634	835,297

		$8,029,516

Medical Equipment – 2.8%
Abbott Laboratories	124,209	$5,516,122
Medtronic PLC	100,325	8,082,182

		$13,598,304

Network & Telecom – 2.3%
Cisco Systems, Inc.	333,576	$11,274,869

Oil Services – 0.6%
Schlumberger Ltd.	35,793	$2,795,433

Other Banks & Diversified Financials – 3.5%
Citigroup, Inc.	165,492	$9,899,731
Discover Financial Services	106,954	7,314,584

		$17,214,315

Pharmaceuticals – 4.5%
Eli Lilly & Co.	108,361	$9,114,244
Johnson & Johnson	64,328	8,012,052
Merck & Co., Inc.	72,096	4,580,980

		$21,707,276

Railroad & Shipping – 1.7%
Union Pacific Corp.	76,655	$8,119,298

Real Estate – 1.9%
Alexandria Real Estate Equities, Inc., REIT	24,888	$2,750,622

Mid-America Apartment Communities, Inc., REIT	27,718	2,820,029
Public Storage, Inc., REIT	6,248	1,367,750

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Store Capital Corp., REIT	100,562	$2,401,421

		$9,339,822

Restaurants – 2.6%
Domino’s Pizza, Inc.	38,902	$7,169,639
Starbucks Corp.	61,220	3,574,636
YUM! Brands, Inc.	26,763	1,710,156

		$12,454,431

Specialty Chemicals – 1.3%
Air Products & Chemicals, Inc.	38,795	$5,248,576
Univar, Inc. (a)	39,400	1,208,004

		$6,456,580

Specialty Stores – 6.4%
Amazon.com, Inc. (a)	14,975	$13,275,937
AutoZone, Inc. (a)	8,660	6,261,613
Best Buy Co., Inc.	114,546	5,629,936
Gap, Inc.	90,151	2,189,768
Ross Stores, Inc.	60,953	4,014,974

		$31,372,228

Telephone Services – 1.7%
AT&T, Inc.	37,178	$1,544,746
Verizon Communications, Inc.	139,964	6,823,245

		$8,367,991

Tobacco – 2.6%
Altria Group, Inc.	40,741	$2,909,722
Philip Morris International, Inc.	84,509	9,541,066

		$12,450,788

Utilities – Electric Power – 3.5%
AES Corp.	178,947	$2,000,627
American Electric Power Co., Inc.	19,234	1,291,178
Exelon Corp.	203,029	7,304,983
FirstEnergy Corp.	153,152	4,873,297
PPL Corp.	48,437	1,811,059

		$17,281,144

Total Common Stocks		$483,303,328

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.7% (v)	3,293,830	$3,293,500

Total Investments		$486,596,828

OTHER ASSETS, LESS LIABILITIES – 0.0%		122,264

Net Assets – 100.0%		$486,719,092

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$483,303,328	$—	$—	$483,303,328
Mutual Funds	3,293,500	—	—	3,293,500
Total Investments	$486,596,828	$—	$—	$486,596,828

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$383,511,235
Gross unrealized appreciation	107,538,476
Gross unrealized depreciation	(4,452,883)
Net unrealized appreciation (depreciation)	$103,085,593

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	676,957	17,915,156	(15,298,283)	3,293,830

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(96)	$—	$4,137	$3,293,500

4

QUARTERLY REPORT

March 31, 2017

MFS® CORPORATE BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 98.0%
Aerospace – 0.4%
Lockheed Martin Corp., 3.55%, 1/15/2026	$964,000	$979,756

Asset-Backed & Securitized – 0.4%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.58%, 12/28/2040 (z)	$206,877	$159,086
Greenwich Capital Commercial Funding Corp., FRN, 5.95%, 7/10/2038	148,409	148,336
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.84%, 6/15/2049	565,510	565,695
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.66%, 7/15/2042 (n)(q)	399,273	104,202
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.944%, 2/18/2030 (i)	53,894	1
Morgan Stanley Capital I, Inc., FRN, 0.618%, 11/15/2030 (i)(n)	379,065	2,036

		$979,356

Automotive – 2.7%
General Motors Co., 6.25%, 10/02/2043	$1,257,000	$1,384,383
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,222,000	1,231,348
General Motors Financial Co., Inc., 4.35%, 1/17/2027	472,000	476,108
Goodyear Tire & Rubber Co., 4.875%, 3/15/2027	603,000	603,000
Lear Corp., 4.75%, 1/15/2023	787,000	815,221
Nissan Motor Acceptance Corp., 1.95%, 9/12/2017 (n)	908,000	908,878
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,426,000	1,475,910

		$6,894,848

Biotechnology – 0.9%
Life Technologies Corp., 6%, 3/01/2020	$2,172,000	$2,379,548

Broadcasting – 2.0%
Omnicom Group, Inc., 3.625%, 5/01/2022	$1,283,000	$1,327,213
Omnicom Group, Inc., 3.6%, 4/15/2026	1,030,000	1,029,476
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	578,000	575,007
SES S.A., 3.6%, 4/04/2023 (n)	346,000	339,807
Time Warner, Inc., 3.8%, 2/15/2027	1,204,000	1,190,870
Time Warner, Inc., 5.35%, 12/15/2043	685,000	702,872

		$5,165,245

Brokerage & Asset Managers – 1.0%
CME Group, Inc., 3%, 3/15/2025	$891,000	$891,347
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	652,000	662,577
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,104,773

		$2,658,697

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – 1.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$850,000	$877,717
Masco Corp., 4.45%, 4/01/2025	560,000	584,494
Masco Corp., 4.375%, 4/01/2026	476,000	494,664
Mohawk Industries, Inc., 3.85%, 2/01/2023	999,000	1,023,643
Owens Corning, 4.2%, 12/15/2022	460,000	481,154

		$3,461,672

Business Services – 2.1%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,428,000	$1,428,617
Equinix, Inc., 5.75%, 1/01/2025	969,000	1,024,718
Fidelity National Information Services, Inc., 2%, 4/15/2018	135,000	135,284
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	416,000	422,095
Fidelity National Information Services, Inc., 5%, 10/15/2025	775,000	842,906
MSCI, Inc., 5.75%, 8/15/2025 (n)	1,464,000	1,555,500

		$5,409,120

Cable TV – 3.5%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$886,000	$1,007,162
Comcast Corp., 4.65%, 7/15/2042	628,000	655,363
Comcast Corp., 4.75%, 3/01/2044	720,000	759,601
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	261,000	273,165
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	578,000	579,307
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)	1,061,000	1,102,379
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	170,000	173,995
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	360,943
Time Warner Cable, Inc., 8.25%, 4/01/2019	850,000	947,634
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	376,504
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	865,501
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	354,929
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,623,031

		$9,079,514

Chemicals – 0.7%
LyondellBasell Industries N.V., 5%, 4/15/2019	$457,000	$481,321
LyondellBasell Industries N.V., 6%, 11/15/2021	1,256,000	1,421,959

		$1,903,280

Computer Software – 0.7%
Oracle Corp., 3.4%, 7/08/2024	$1,107,000	$1,136,467
VeriSign, Inc., 4.625%, 5/01/2023	763,000	771,584

		$1,908,051

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Computer Software – Systems – 0.3%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$392,387
Apple, Inc., 4.25%, 2/09/2047	319,000	324,116

		$716,503

Conglomerates – 1.0%
General Electric Capital Corp., 5.5%, 1/08/2020	$421,000	$461,411
Johnson Controls International PLC, 4.5%, 2/15/2047	261,000	264,905
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)	676,000	680,057
Roper Industries, Inc., 1.85%, 11/15/2017	1,171,000	1,172,046

		$2,578,419

Consumer Products – 1.2%
Hasbro, Inc., 5.1%, 5/15/2044	$1,138,000	$1,158,355
Mattel, Inc., 1.7%, 3/15/2018	393,000	392,334
Mattel, Inc., 5.45%, 11/01/2041	460,000	468,755
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	589,000	590,884
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	378,000	424,396

		$3,034,724

Consumer Services – 2.4%
Priceline Group, Inc., 3.65%, 3/15/2025	$769,000	$773,802
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,749,478
Service Corp. International, 5.375%, 1/15/2022	170,000	175,525
Service Corp. International, 5.375%, 5/15/2024	2,004,000	2,084,859
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,478,240

		$6,261,904

Containers – 2.0%
Ball Corp., 5%, 3/15/2022	$682,000	$719,510
Ball Corp., 4%, 11/15/2023	691,000	691,864
Ball Corp., 5.25%, 7/01/2025	1,030,000	1,090,513
Crown American LLC, 4.5%, 1/15/2023	1,539,000	1,573,628
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,150,000	1,219,000

		$5,294,515

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,358,000	$1,478,176

Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$478,000	$481,797
Molex Electronic Technologies LLC, 3.9%, 4/15/2025 (n)	642,000	637,818

		$1,119,615

Electronics – 2.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)	$1,857,000	$1,866,790
Flextronics International Ltd., 4.625%, 2/15/2020	2,018,000	2,118,444
Jabil Circuit, Inc., 4.7%, 9/15/2022	399,000	410,970

Issuer	Shares/Par	Value ($)
BONDS – continued
Electronics – continued
NXP B.V./NXP Funding LLC, 4.125%, 6/15/2020 (n)	$695,000	$721,931
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	702,000	743,243
Tyco Electronics Group S.A., 6.55%, 10/01/2017	360,000	368,752
Tyco Electronics Group S.A., 2.375%, 12/17/2018	229,000	231,038
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	259,648

		$6,720,816

Energy – Independent – 0.7%
Concho Resources, Inc., 4.375%, 1/15/2025	$840,000	$845,250
Pioneer Natural Resources Co., 7.5%, 1/15/2020	930,000	1,052,647

		$1,897,897

Energy – Integrated – 0.5%
Shell International Finance B.V., 3.75%, 9/12/2046	$1,300,000	$1,195,487

Entertainment – 0.8%
Six Flags Entertainment Corp., 5.5%, 4/15/2027 (z)	$2,031,000	$2,025,923

Financial Institutions – 2.5%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$239,897
CIT Group, Inc., 6.625%, 4/01/2018 (n)	1,900,000	1,978,375
GE Capital International Funding Co., 2.342%, 11/15/2020	1,217,000	1,222,265
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	570,000	609,186
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,113,878
Navient Corp., 7.25%, 9/25/2023	1,221,000	1,227,105

		$6,390,706

Food & Beverages – 5.7%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$1,855,000	$1,944,120
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	1,511,000	1,537,912
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	1,977,000	2,091,583
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,692,601
J.M. Smucker Co., 2.5%, 3/15/2020	303,000	306,050
J.M. Smucker Co., 3.5%, 10/15/2021	880,000	914,449
J.M. Smucker Co., 4.375%, 3/15/2045	324,000	323,248
Kraft Heinz Foods Co., 5%, 7/15/2035	415,000	431,010
Kraft Heinz Foods Co., 6.5%, 2/09/2040	1,459,000	1,752,214
Molson Coors Brewing Co., 2.1%, 7/15/2021	589,000	575,158
Molson Coors Brewing Co., 4.2%, 7/15/2046	501,000	469,142

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Beverages – continued
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	$831,000	$884,613
SYSCO Corp., 2.5%, 7/15/2021	445,000	443,515
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	638,119
Tyson Foods, Inc., 5.15%, 8/15/2044	368,000	385,725
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	505,000	514,004

		$14,903,463

Food & Drug Stores – 1.4%
CVS Health Corp., 2.75%, 12/01/2022	$500,000	$494,666
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019	1,433,000	1,452,149
Walgreens Boots Alliance, Inc., 3.45%, 6/01/2026	1,321,000	1,291,620
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	446,000	445,335

		$3,683,770

Forest & Paper Products – 0.8%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)	$806,000	$885,624
International Paper Co., 6%, 11/15/2041	860,000	995,605
Packaging Corp. of America, 3.9%, 6/15/2022	133,000	138,969

		$2,020,198

Gaming & Lodging – 0.5%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$811,000	$814,904
Wyndham Worldwide Corp., 5.1%, 10/01/2025	463,000	492,688

		$1,307,592

Insurance – 1.0%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,022,171
American International Group, Inc., 4.5%, 7/16/2044	917,000	875,072
Unum Group, 4%, 3/15/2024	637,000	649,380

		$2,546,623

Insurance – Health – 1.6%
Aetna, Inc., 2.8%, 6/15/2023	$508,000	$503,849
Anthem, Inc., 1.875%, 1/15/2018	618,000	618,472
Humana, Inc., 7.2%, 6/15/2018	1,157,000	1,229,222
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	1,842,492

		$4,194,035

Insurance – Property & Casualty – 3.9%
Aon PLC, 4.6%, 6/14/2044	$237,000	$228,341
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	190,000	208,997
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	828,205
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067	279,000	269,933
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	344,232

Issuer	Shares/Par	Value ($)
BONDS – continued
Insurance – Property & Casualty – continued
CNA Financial Corp., 5.875%, 8/15/2020	$1,570,000	$1,741,587
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	951,000	964,293
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018	678,000	685,954
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	973,783
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	779,000	794,906
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	477,013
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	462,149
XL Group Ltd., 5.75%, 10/01/2021	1,110,000	1,232,824
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	896,000	894,880

		$10,107,097

Major Banks – 11.0%
Bank of America Corp., 7.625%, 6/01/2019	$500,000	$557,395
Bank of America Corp., 5.625%, 7/01/2020	185,000	202,897
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	1,232,000	1,238,331
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	2,002,377
Bank of America Corp., FRN, 6.1%, 12/29/2049	1,420,000	1,504,490
Barclays PLC, 4.95%, 1/10/2047	1,359,000	1,357,523
Credit Agricole S.A., 4.125%, 1/10/2027 (n)	1,262,000	1,251,951
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	1,090,000	1,095,316
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	904,000	954,614
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	948,305
JPMorgan Chase & Co., 4.25%, 10/15/2020	442,000	468,737
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	851,380
JPMorgan Chase & Co., 3.25%, 9/23/2022	904,000	920,499
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	676,008
JPMorgan Chase & Co., 2.95%, 10/01/2026	1,192,000	1,133,311
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	1,221,000	1,346,153
Morgan Stanley, 5.5%, 7/28/2021	1,245,000	1,380,645
Morgan Stanley, 3.125%, 7/27/2026	2,972,000	2,836,700
PNC Bank N.A., 2.6%, 7/21/2020	1,158,000	1,169,110
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (z)	1,688,000	1,712,187
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,509,597
Wells Fargo & Co., 3.069%, 1/24/2023	1,169,000	1,176,110
Wells Fargo & Co., 4.1%, 6/03/2026	1,000,000	1,020,989
Wells Fargo & Co., 5.9% to 6/15/2024, FRN to 12/29/2049	1,106,000	1,154,775

		$28,469,400

Medical & Health Technology & Services – 2.4%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$161,000	$165,729
Becton, Dickinson and Co., 4.685%, 12/15/2044	1,083,000	1,130,492

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
HCA, Inc., 4.75%, 5/01/2023	$910,000	$948,675
HCA, Inc., 5.25%, 6/15/2026	963,000	1,013,558
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	868,745
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	528,426
Universal Health Services, Inc., 4.75%, 8/01/2022 (n)	1,260,000	1,294,650
Universal Health Services, Inc., 5%, 6/01/2026 (n)	334,000	343,185

		$6,293,460

Medical Equipment – 2.1%
Abbott Laboratories, 2.9%, 11/30/2021	$2,291,000	$2,301,023
Abbott Laboratories, 4.75%, 11/30/2036	1,636,000	1,686,644
Medtronic, Inc., 3.5%, 3/15/2025	1,061,000	1,085,664
Medtronic, Inc., 4.375%, 3/15/2035	381,000	399,408

		$5,472,739

Metals & Mining – 2.3%
Barrick Gold Corp., 3.85%, 4/01/2022	$297,000	$311,090
Barrick Gold Corp., 4.1%, 5/01/2023	561,000	601,519
Barrick North America Finance LLC, 4.4%, 5/30/2021	93,000	99,689
Freeport-McMoRan, Inc., 5.4%, 11/14/2034	1,174,000	1,021,380
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	863,000	879,647
Glencore Funding LLC, 4%, 4/16/2025 (n)	536,000	533,411
Glencore Funding LLC, 4%, 3/27/2027 (n)	1,389,000	1,371,282
Kinross Gold Corp., 5.95%, 3/15/2024	667,000	705,353
Southern Copper Corp., 6.75%, 4/16/2040	415,000	468,016

		$5,991,387

Midstream – 6.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,383,451
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	975,000	987,050
Enbridge, Inc., 5.5%, 12/01/2046	799,000	849,491
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077	1,967,000	1,989,129
Energy Transfer Partners LP, 9.7%, 3/15/2019	213,000	242,207
Enterprise Products Operating LLC, 3.9%, 2/15/2024	406,000	415,533
Enterprise Products Operating LLC, 4.45%, 2/15/2043	473,000	450,077
Enterprise Products Operating LLC, 4.85%, 3/15/2044	362,000	366,121
Enterprise Products Partners LP, 6.3%, 9/15/2017	540,000	551,099
Enterprise Products Partners LP, 7.034% to 1/15/2018, FRN to 1/15/2068	267,000	276,585
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	465,000	580,012
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	411,767

Issuer	Shares/Par	Value ($)
BONDS – continued
Midstream – continued
Kinder Morgan Energy Partners LP, 6.5%, 4/01/2020	$306,000	$338,651
Kinder Morgan Energy Partners LP, 7.4%, 3/15/2031	581,000	694,268
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	670,000	662,509
ONEOK Partners LP, 2%, 10/01/2017	447,000	447,524
Phillips 66 Partners LP, 4.9%, 10/01/2046	697,000	663,620
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,591,551
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	144,191
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)	289,000	318,648
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)	542,000	566,573
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)	1,021,000	1,008,557
Spectra Energy Capital LLC, 8%, 10/01/2019	942,000	1,063,987

		$16,002,601

Natural Gas – Distribution – 0.7%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,139,735
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	799,953

		$1,939,688

Network & Telecom – 2.6%
AT&T, Inc., 2.45%, 6/30/2020	$619,000	$618,955
AT&T, Inc., 3.8%, 3/01/2024	1,163,000	1,180,875
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,059,987
AT&T, Inc., 5.65%, 2/15/2047	669,000	701,689
Verizon Communications, Inc., 4.5%, 9/15/2020	1,471,000	1,565,707
Verizon Communications, Inc., 5.05%, 3/15/2034	929,000	944,692
Verizon Communications, Inc., “A”, 5.012%, 4/15/2049 (n)	654,000	635,129

		$6,707,034

Oils – 2.0%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$1,105,000	$1,132,970
Marathon Petroleum Corp., 4.75%, 9/15/2044	910,000	822,996
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,529,427
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,781,522

		$5,266,915

Other Banks & Diversified Financials – 3.7%
BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$747,656
Capital One Financial Corp., 3.75%, 4/24/2024	796,000	809,528
Citigroup, Inc., 4.4%, 6/10/2025	646,000	658,220
Citigroup, Inc., 3.2%, 10/21/2026	2,633,000	2,518,630
Citizens Financial Group, Inc., 4.3%, 12/03/2025	918,000	946,157

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
Discover Bank, 7%, 4/15/2020	$1,097,000	$1,223,687
Discover Bank, 3.45%, 7/27/2026	1,389,000	1,333,352
ING Groep N.V., 3.95%, 3/29/2027	956,000	958,262
Macquarie Bank Ltd., 6.125% to 3/08/2027, FRN to 12/31/2099 (n)	444,000	446,220

		$9,641,712

Personal Computers & Peripherals – 0.5%
Equifax, Inc., 2.3%, 6/01/2021	$539,000	$530,743
Equifax, Inc., 3.3%, 12/15/2022	849,000	860,810

		$1,391,553

Pharmaceuticals – 3.5%
Actavis, Inc., 1.875%, 10/01/2017	$320,000	$320,301
Actavis, Inc., 3.25%, 10/01/2022	414,000	416,464
Biogen, Inc., 3.625%, 9/15/2022	562,000	579,642
Celgene Corp., 2.875%, 8/15/2020	1,908,000	1,937,185
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)	3,159,000	3,270,724
Gilead Sciences, Inc., 3.65%, 3/01/2026	900,000	908,168
Gilead Sciences, Inc., 4.5%, 2/01/2045	488,000	481,424
Shire Acquisitions Investments Ireland, 2.4%, 9/23/2021	1,225,000	1,197,945

		$9,111,853

Pollution Control – 0.5%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,292,327

Precious Metals & Minerals – 0.2%
Teck Resources Ltd., 6%, 8/15/2040	$576,000	$580,320

Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$424,000	$468,743
Canadian Pacific Railway Co., 4.5%, 1/15/2022	400,000	429,049

		$897,792

Real Estate – Office – 0.6%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$411,000	$421,235
Boston Properties LP, REIT, 3.85%, 2/01/2023	1,131,000	1,172,188

		$1,593,423

Real Estate – Retail – 0.5%
DDR Corp., REIT, 3.625%, 2/01/2025	$748,000	$719,582
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	503,000	502,591

		$1,222,173

Retailers – 1.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$1,042,000	$931,510
Best Buy Co., Inc., 5%, 8/01/2018	935,000	971,461
Best Buy Co., Inc., 5.5%, 3/15/2021	31,000	33,422
Home Depot, Inc., 4.875%, 2/15/2044	1,260,000	1,427,383

		$3,363,776

Issuer	Shares/Par	Value ($)
BONDS – continued
Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$804,000	$868,163

Telecommunications – Wireless – 2.6%
American Tower Corp., REIT, 4.5%, 1/15/2018	$1,150,000	$1,174,539
American Tower Corp., REIT, 3.5%, 1/31/2023	371,000	373,194
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,011,792
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	512,882
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	351,617
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	523,057
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,081,000	1,084,359
T-Mobile USA, Inc., 6%, 4/15/2024	1,640,000	1,748,650

		$6,780,090

Tobacco – 2.9%
Altria Group, Inc., 2.95%, 5/02/2023	$1,400,000	$1,392,408
Altria Group, Inc., 4%, 1/31/2024	231,000	242,912
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	1,819,000	1,882,156
Philip Morris International, Inc., 4.875%, 11/15/2043	892,000	961,437
Reynolds American, Inc., 2.3%, 8/21/2017	945,000	947,654
Reynolds American, Inc., 8.125%, 6/23/2019	733,000	826,392
Reynolds American, Inc., 3.25%, 6/12/2020	165,000	169,300
Reynolds American, Inc., 4.45%, 6/12/2025	418,000	439,990
Reynolds American, Inc., 5.7%, 8/15/2035	483,000	552,212

		$7,414,461

Transportation – Services – 0.5%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)	$200,000	$204,740
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	272,000	277,268
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	532,098
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	192,181

		$1,206,287

U.S. Treasury Obligations – 0.6%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$1,410,000	$1,551,826

Utilities – Electric Power – 5.1%
Alabama Power Co., 4.15%, 8/15/2044	$479,000	$478,844
Berkshire Hathaway Energy, 4.5%, 2/01/2045	597,000	620,972
CMS Energy Corp., 6.25%, 2/01/2020	1,010,000	1,113,902
CMS Energy Corp., 5.05%, 3/15/2022	209,000	228,792
DTE Electric Co., 3.7%, 3/15/2045	223,000	214,049
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	950,735
EDP Finance B.V., 4.9%, 10/01/2019 (n)	347,000	364,350
EDP Finance B.V., 5.25%, 1/14/2021 (n)	728,000	776,732

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Emera U.S. Finance LP, 2.7%, 6/15/2021	$330,000	$328,130
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	371,584
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,173,737
Great Plains Energy, Inc., 3.9%, 4/01/2027	880,000	888,567
PPL Capital Funding, Inc., 3.1%, 5/15/2026	1,290,000	1,238,975
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	623,901
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	1,057,000	1,142,380
Public Service Enterprise Group, 2%, 11/15/2021	1,555,000	1,506,115
Southern Co., 2.95%, 7/01/2023	440,000	428,296

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Southern Co., 4.4%, 7/01/2046	$829,000	$792,352

		$13,242,413

Total Bonds		$254,597,943

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.7% (v)	4,673,536	$4,673,069

Total Investments		$259,271,012

OTHER ASSETS, LESS LIABILITIES – 0.2%		645,432

Net Assets – 100.0%		$259,916,444

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,001,207 representing 16.5% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.58%, 12/28/2040	3/01/06	$206,877	$159,086
Six Flags Entertainment Corp., 5.5%, 4/15/2027	3/30/17	2,031,000	2,025,923
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	3/16/17	1,688,000	1,712,187
Total Restricted Securities			$3,897,196
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,551,826	$—	$1,551,826
U.S. Corporate Bonds	—	219,170,657	—	219,170,657
Commercial Mortgage-Backed Securities	—	820,270	—	820,270
Asset-Backed Securities (including CDOs)	—	159,086	—	159,086
Foreign Bonds	—	32,896,104	—	32,896,104
Mutual Funds	4,673,069	—	—	4,673,069
Total Investments	$4,673,069	$254,597,943	$—	$259,271,012

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$254,908,618
Gross unrealized appreciation	6,870,143
Gross unrealized depreciation	(2,507,749)
Net unrealized appreciation (depreciation)	$4,362,394

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,548,103	14,514,662	(18,389,229)	4,673,536

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$75	$—	$2,794	$4,673,069

8

QUARTERLY REPORT

March 31, 2017

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 3.4%
Honeywell International, Inc.	21,845	$2,727,781
L3 Technologies, Inc.	4,239	700,664
Leidos Holdings, Inc.	10,425	533,135
Northrop Grumman Corp.	6,733	1,601,377
Textron, Inc.	11,287	537,148
United Technologies Corp.	8,133	912,604

		$7,012,709

Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	5,024	$814,240
Molson Coors Brewing Co.	5,746	549,950

		$1,364,190

Apparel Manufacturers – 1.1%
Hanesbrands, Inc.	26,861	$557,634
NIKE, Inc., “B”	29,505	1,644,314

		$2,201,948

Automotive – 0.8%
Delphi Automotive PLC	13,560	$1,091,444
Magna International, Inc.	13,738	592,932

		$1,684,376

Biotechnology – 2.4%
Biogen, Inc. (a)	6,802	$1,859,803
Celgene Corp. (a)	22,331	2,778,646
Illumina, Inc. (a)	1,469	250,670

		$4,889,119

Broadcasting – 1.1%
Interpublic Group of Companies, Inc.	27,842	$684,078
Twenty-First Century Fox, Inc.	45,673	1,479,348

		$2,163,426

Brokerage & Asset Managers – 1.1%
Blackstone Group LP	49,514	$1,470,566
NASDAQ, Inc.	11,828	821,455

		$2,292,021

Business Services – 2.1%
Amdocs Ltd.	7,505	$457,730
Cognizant Technology Solutions Corp., “A” (a)	18,525	1,102,608
Fidelity National Information Services, Inc.	13,730	1,093,183
Global Payments, Inc.	10,531	849,641
Grand Canyon Education, Inc. (a)	4,309	308,567
Total System Services, Inc.	5,696	304,508
Zendesk, Inc. (a)	7,141	200,234

		$4,316,471

Cable TV – 1.1%
Comcast Corp., “A”	61,695	$2,319,115

Chemicals – 2.4%
Agrium, Inc.	5,436	$518,808

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – continued
Celanese Corp.	5,671	$509,539
E.I. du Pont de Nemours & Co.	6,388	513,148
FMC Corp.	9,692	674,466
Ingevity Corp. (a)	8,601	523,371
Monsanto Co.	7,226	817,983
PPG Industries, Inc.	11,805	1,240,469

		$4,797,784

Computer Software – 3.4%
Adobe Systems, Inc. (a)	16,873	$2,195,683
athenahealth, Inc. (a)	1,705	192,136
Microsoft Corp.	24,624	1,621,737
Salesforce.com, Inc. (a)	35,773	2,950,915

		$6,960,471

Computer Software – Systems – 2.6%
Apple, Inc.	17,843	$2,563,325
Hewlett Packard Enterprise	29,817	706,663
NCR Corp. (a)	12,547	573,147
Presidio, Inc. (a)	14,464	223,975
SS&C Technologies Holdings, Inc.	31,337	1,109,330
Versum Materials, Inc.	1,257	38,464

		$5,214,904

Construction – 0.5%
Sherwin-Williams Co.	3,205	$994,159

Consumer Products – 1.8%
Coty, Inc., “A”	41,024	$743,765
Estee Lauder Cos., Inc., “A”	8,987	762,008
Newell Brands, Inc.	12,365	583,257
Procter & Gamble Co.	18,292	1,643,536

		$3,732,566

Consumer Services – 1.6%
Bright Horizons Family Solutions, Inc. (a)	8,911	$645,958
Nord Anglia Education, Inc. (a)(l)	22,797	577,676
Priceline Group, Inc. (a)	792	1,409,736
ServiceMaster Global Holdings, Inc. (a)	13,269	553,981

		$3,187,351

Containers – 0.9%
Berry Plastics Group, Inc. (a)	12,361	$600,374
CCL Industries, Inc.	2,261	493,294
Graphic Packaging Holding Co.	30,399	391,235
Sealed Air Corp.	9,037	393,832

		$1,878,735

Electrical Equipment – 1.4%
AMETEK, Inc.	25,949	$1,403,322
Johnson Controls International PLC	24,718	1,041,122
WESCO International, Inc. (a)	6,186	430,236

		$2,874,680

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 5.6%
Analog Devices, Inc.	19,063	$1,562,213
Applied Materials, Inc.	24,193	941,108
Broadcom Corp.	8,920	1,953,123
Maxim Integrated Products, Inc.	31,584	1,420,017
Mellanox Technologies Ltd. (a)	22,188	1,130,479
NVIDIA Corp.	13,106	1,427,637
Texas Instruments, Inc.	37,497	3,020,758

		$11,455,335

Energy – Independent – 2.3%
Concho Resources, Inc. (a)	4,302	$552,119
Energen Corp. (a)	3,375	183,735
EOG Resources, Inc.	8,880	866,244
EQT Corp.	1,979	120,917
Hess Corp.	18,607	897,043
Noble Energy, Inc.	7,549	259,233
Parsley Energy, Inc., “A” (a)	7,542	245,190
Phillips 66	10,281	814,461
Pioneer Natural Resources Co.	4,211	784,215

		$4,723,157

Energy – Integrated – 1.9%
Chevron Corp. (s)	36,821	$3,953,471

Engineering – Construction – 0.2%
KBR, Inc.	26,236	$394,327

Entertainment – 1.0%
Time Warner, Inc.	20,081	$1,962,115

Food & Beverages – 3.3%
Blue Buffalo Pet Products, Inc. (a)	11,770	$270,710
Cal-Maine Foods, Inc. (l)	16,680	613,824
Mead Johnson Nutrition Co., “A”	2,854	254,234
Mondelez International, Inc.	32,161	1,385,496
Monster Beverage Corp. (a)	18,753	865,826
PepsiCo, Inc.	19,288	2,157,556
Snyders-Lance, Inc.	7,246	292,086
TreeHouse Foods, Inc. (a)	9,655	817,392

		$6,657,124

Food & Drug Stores – 0.8%
Casey’s General Stores, Inc.	3,405	$382,211
CVS Health Corp.	16,776	1,316,916

		$1,699,127

Furniture & Appliances – 0.3%
Whirlpool Corp.	3,475	$595,372

Gaming & Lodging – 0.3%
Marriott International, Inc., “A”	7,315	$688,927

General Merchandise – 1.7%
Costco Wholesale Corp.	10,198	$1,710,103
Dollar Tree, Inc. (a)	11,581	908,645
Five Below, Inc. (a)	20,556	890,280

		$3,509,028

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Health Maintenance Organizations – 1.4%
Cigna Corp.	5,375	$787,384
UnitedHealth Group, Inc.	12,705	2,083,747

		$2,871,131

Insurance – 3.3%
American International Group, Inc.	24,523	$1,530,971
Aon PLC	29,702	3,525,330
Chubb Ltd.	12,392	1,688,410

		$6,744,711

Internet – 5.6%
Alphabet, Inc., “A” (a)(s)	5,394	$4,573,033
Alphabet, Inc., “C” (a)	1,225	1,016,211
Facebook, Inc., “A” (a)	30,976	4,400,141
LogMeIn, Inc.	14,001	1,365,098

		$11,354,483

Leisure & Toys – 0.3%
Electronic Arts, Inc. (a)	5,885	$526,825

Machinery & Tools – 2.2%
Illinois Tool Works, Inc.	6,582	$871,918
IPG Photonics Corp. (a)	5,573	672,661
ITT, Inc.	12,586	516,278
Roper Technologies, Inc.	9,480	1,957,525
SPX FLOW, Inc. (a)	15,989	554,978

		$4,573,360

Major Banks – 2.8%
Bank of America Corp.	90,679	$2,139,118
Morgan Stanley	40,138	1,719,512
PNC Financial Services Group, Inc.	14,870	1,787,969

		$5,646,599

Medical & Health Technology & Services – 1.2%
Healthcare Services Group, Inc.	6,544	$281,981
Henry Schein, Inc. (a)	3,078	523,168
LifePoint Health, Inc. (a)	6,428	421,034
McKesson Corp.	6,494	962,800
MEDNAX, Inc. (a)	2,976	206,475

		$2,395,458

Medical Equipment – 4.5%
CONMED Corp.	4,310	$191,407
Danaher Corp.	8,005	684,668
DexCom, Inc. (a)	4,147	351,375
Edwards Lifesciences Corp. (a)	12,697	1,194,407
Medtronic PLC	29,069	2,341,799
Obalon Therapeutics, Inc. (a)(l)	18,168	194,216
PerkinElmer, Inc.	11,076	643,073
Steris PLC	6,683	464,201
Stryker Corp.	12,855	1,692,361
Zimmer Biomet Holdings, Inc.	11,217	1,369,708

		$9,127,215

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Metals & Mining – 0.3%
First Quantum Minerals Ltd.	17,469	$185,613
Lundin Mining Corp.	70,532	397,251

		$582,864

Natural Gas – Distribution – 0.3%
New Jersey Resources Corp.	12,893	$510,563
Sempra Energy	957	105,749

		$616,312

Natural Gas – Pipeline – 0.7%
Cheniere Energy, Inc. (a)	23,946	$1,131,927
Enterprise Products Partners LP	10,954	302,440

		$1,434,367

Network & Telecom – 1.2%
Cisco Systems, Inc.	19,588	$662,074
Ixia (a)	31,679	622,492
Motorola Solutions, Inc.	13,260	1,143,277

		$2,427,843

Oil Services – 1.0%
Forum Energy Technologies, Inc. (a)	9,895	$204,827
Keane Group, Inc. (a)(l)	12,080	172,744
Schlumberger Ltd.	19,211	1,500,379
U.S. Silica Holdings, Inc.	5,232	251,084

		$2,129,034

Other Banks & Diversified Financials – 8.4%
Bank of The Ozarks, Inc.	15,690	$816,037
Citigroup, Inc. (s)	85,077	5,089,306
Discover Financial Services	29,681	2,029,884
EuroDekania Ltd.	151,350	21,192
First Republic Bank	6,884	645,788
Northern Trust Corp.	9,122	789,783
Signature Bank (a)	3,692	547,856
Texas Capital Bancshares, Inc. (a)	4,525	377,611
U.S. Bancorp	51,423	2,648,285
Visa, Inc., “A”	27,708	2,462,410
Wintrust Financial Corp.	13,614	941,000
Zions Bancorporation	14,466	607,572

		$16,976,724

Pharmaceuticals – 3.9%
Allergan PLC	6,080	$1,452,634
Eli Lilly & Co.	18,651	1,568,736
Pfizer, Inc.	85,806	2,935,423
Zoetis, Inc.	35,300	1,883,961

		$7,840,754

Pollution Control – 0.5%
Clean Harbors, Inc. (a)	9,005	$500,858
Waste Connections, Inc.	6,191	546,170

		$1,047,028

Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	7,134	$1,048,127
Union Pacific Corp.	13,503	1,430,238

		$2,478,365

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 3.4%
Gramercy Property Trust, REIT	34,181	$898,960
Life Storage, Inc., REIT	10,230	840,088
Medical Properties Trust, Inc., REIT	191,472	2,468,074
Store Capital Corp., REIT	35,093	838,021
Sun Communities, Inc., REIT	7,626	612,597
Tanger Factory Outlet Centers, Inc., REIT	25,334	830,195
Washington Prime Group, Inc., REIT	45,149	392,345

		$6,880,280

Restaurants – 1.7%
Aramark	23,448	$864,528
Panera Bread Co., “A” (a)	3,206	839,555
Starbucks Corp.	30,330	1,770,969

		$3,475,052

Specialty Chemicals – 0.3%
Univar, Inc. (a)	19,327	$592,566

Specialty Stores – 2.4%
Amazon.com, Inc. (a)	2,104	$1,865,280
Express, Inc. (a)	54,669	498,035
Lululemon Athletica, Inc. (a)	8,471	439,391
Michaels Co., Inc. (a)	25,729	576,072
Ross Stores, Inc.	7,262	478,348
Tractor Supply Co.	6,856	472,858
Urban Outfitters, Inc. (a)	25,308	601,318

		$4,931,302

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT	23,848	$2,898,486
SBA Communications Corp., REIT (a)	14,226	1,712,384

		$4,610,870

Telephone Services – 0.9%
Verizon Communications, Inc.	35,924	$1,751,295

Tobacco – 1.1%
Philip Morris International, Inc.	19,070	$2,153,003

Trucking – 0.2%
Swift Transportation Co. (a)	18,502	$380,031

Utilities – Electric Power – 2.7%
Alliant Energy Corp.	10,404	$412,102
American Electric Power Co., Inc.	9,833	660,089
CMS Energy Corp.	13,787	616,830
Exelon Corp.	18,334	659,657
NextEra Energy, Inc.	7,656	982,801
PG&E Corp.	10,417	691,272
PNM Resources, Inc.	12,291	454,767
Xcel Energy, Inc.	21,041	935,272

		$5,412,790

Total Common Stocks		$202,482,270

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.7% (v)	1,503,085	$1,502,935

COLLATERAL FOR SECURITIES LOANED – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	211,927	$211,927

Total Investments		$204,197,132

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT – (0.3)%
Telecommunications – Wireless – (0.3)%
Crown Castle International Corp., REIT	(6,970)	$(658,317)

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(311,139)

Net Assets – 100.0%		$203,227,676

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2017, the fund had cash collateral of $3,335 and other liquid securities with an aggregate value of $1,257,062 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$198,101,207	$—	$—	$198,101,207
Canada	3,782,195	—	—	3,782,195
Hong Kong	577,676	—	—	577,676
Cayman Islands	—	—	21,192	21,192
Mutual Funds	1,714,862	—	—	1,714,862
Total Investments	$204,175,940	$—	$21,192	$204,197,132
Short Sales	$(658,317)	$—	$—	$(658,317)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$24,495
Change in unrealized appreciation (depreciation)	(3,303)
Balance as of 3/31/17	$21,192

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at March 31, 2017 is $(3,303). At March 31, 2017, the fund held one level 3 security.

(2) Securities Lending Collateral

At March 31, 2017, the value of securities loaned was $242,847. These loans were collateralized by cash of $211,927 and U.S. Treasury obligations of $39,595.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$160,995,862
Gross unrealized appreciation	47,409,722
Gross unrealized depreciation	(4,208,452)
Net unrealized appreciation (depreciation)	$43,201,270

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,415,143	11,331,306	(11,243,364)	1,503,085

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$44	$—	$2,365	$1,502,935

6

QUARTERLY REPORT

March 31, 2017

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.0%
Airlines – 0.5%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	1,283	$222,267

Alcoholic Beverages – 3.0%
AmBev S.A., ADR	148,036	$852,687
Becle S.A.B. de C.V. (a)	27,700	48,928
China Resources Enterprise Ltd. (a)	258,000	586,945

		$1,488,560

Apparel Manufacturers – 2.2%
Global Brands Group Holding Ltd. (a)	2,734,000	$291,993
Stella International Holdings	245,500	405,613
Titan Co. Ltd. (a)	55,614	396,325

		$1,093,931

Automotive – 1.2%
Ford Otomotiv Sanayi A.S.	26,730	$261,824
Kia Motors Corp.	10,284	340,716

		$602,540

Business Services – 2.5%
Cognizant Technology Solutions Corp., “A” (a)	15,626	$930,060
Eurocash S.A.	37,216	299,459

		$1,229,519

Cable TV – 1.5%
Naspers Ltd.	4,278	$738,177

Computer Software – Systems – 2.6%
EPAM Systems, Inc. (a)	6,643	$501,679
Globant S.A. (a)	14,242	518,409
Linx S.A.	49,900	264,595

		$1,284,683

Construction – 1.7%
Techtronic Industries Co. Ltd.	202,500	$819,485

Consumer Products – 2.3%
Dabur India Ltd.	102,404	$437,387
Hengan International Group Co. Ltd.	92,000	684,244

		$1,121,631

Consumer Services – 6.3%
51job, Inc., ADR (a)	15,573	$570,906
China Maple Leaf Educational Systems	390,000	294,075
Ctrip.com International Ltd., ADR (a)	16,816	826,506
Kroton Educacional S.A.	88,600	375,841
MakeMyTrip Ltd. (a)	14,528	502,669
SEEK Ltd.	44,072	536,042

		$3,106,039

Electrical Equipment – 0.2%
LS Industrial Systems Co. Ltd.	2,757	$116,488

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 11.0%
ASM Pacific Technology Ltd.	20,300	$276,100
Samsung Electronics Co. Ltd.	1,624	2,991,541
Taiwan Semiconductor Manufacturing Co. Ltd.	351,258	2,187,946

		$5,455,587

Energy – Independent – 1.4%
Gran Tierra Energy, Inc. (a)	139,750	$372,008
Ultrapar Participacoes S.A.	13,003	297,475

		$669,483

Energy – Integrated – 2.4%
LUKOIL PJSC, ADR	22,673	$1,200,762

Engineering – Construction – 0.3%
Mills Estruturas e Servicos de Engenharia S.A. (a)	138,839	$165,865

Food & Beverages – 3.9%
AVI Ltd.	95,290	$703,156
BRF S.A.	27,254	336,126
Orion Corp.	808	484,092
Tingyi (Cayman Islands) Holding Corp.	310,000	389,320

		$1,912,694

Food & Drug Stores – 2.3%
Clicks Group Ltd.	59,140	$564,676
Dairy Farm International Holdings Ltd.	40,500	367,740
Lenta Ltd., GDR (a)(n)	28,911	196,595

		$1,129,011

Forest & Paper Products – 0.6%
Fibria Celulose S.A.	29,136	$268,689

Furniture & Appliances – 1.7%
Coway Co. Ltd.	9,523	$819,201

General Merchandise – 0.8%
S.A.C.I. Falabella	47,569	$400,081

Health Maintenance Organizations – 1.4%
OdontoPrev S.A.	75,306	$271,819
Qualicorp S.A.	64,494	425,414

		$697,233

Insurance – 2.2%
AIA Group Ltd.	129,600	$817,140
Samsung Fire & Marine Insurance Co. Ltd.	1,115	267,209

		$1,084,349

Internet – 8.6%
Alibaba Group Holding Ltd., ADR (a)	17,575	$1,895,112
Baidu, Inc., ADR (a)	4,421	762,711
NAVER Corp.	707	540,539
Tencent Holdings Ltd.	36,300	1,040,679

		$4,239,041

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – 3.6%
China Construction Bank	1,416,670	$1,139,315
Industrial & Commercial Bank of China, “H”	983,000	642,558

		$1,781,873

Metals & Mining – 1.0%
Iluka Resources Ltd.	82,295	$479,095

Natural Gas – Distribution – 1.3%
China Resources Gas Group Ltd.	186,000	$658,174

Network & Telecom – 0.7%
VTech Holdings Ltd.	29,700	$355,032

Oil Services – 0.8%
Lamprell PLC (a)	290,697	$407,010

Other Banks & Diversified Financials – 16.6%
Banco Bradesco S.A., ADR	86,740	$888,218
Banco Santander Chile, ADR	8,036	201,543
Bancolombia S.A., ADR	4,522	180,292
Credicorp Ltd.	1,563	255,238
E.Sun Financial Holding Co. Ltd.	892,156	542,483
Grupo Financiero Banorte S.A. de C.V.	47,521	273,264
Grupo Financiero Inbursa S.A. de C.V.	320,059	530,461
Housing Development Finance Corp. Ltd.	67,895	1,570,572
Kasikornbank Co. Ltd.	93,500	514,267
Komercni Banka A.S.	5,056	187,629
Kotak Mahindra Bank Ltd.	70,627	948,654
PT Bank Central Asia Tbk	243,500	302,422
Public Bank Berhad	93,800	421,787
Sberbank of Russia	99,003	281,119
Shriram Transport Finance Co. Ltd.	36,494	605,845
Turkiye Sinai Kalkinma Bankasi A.S.	604,492	229,526
Union National Bank	223,513	266,543

		$8,199,863

Pharmaceuticals – 1.2%
Genomma Lab Internacional S.A., “B” (a)	495,343	$591,324

Real Estate – 2.3%
Aldar Properties PJSC	415,773	$255,832
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	276,570	224,686
Hang Lung Properties Ltd.	253,000	657,608

		$1,138,126

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 3.1%
Alsea S.A.B. de C.V.	92,739	$309,043
Jollibee Foods Corp.	75,170	295,883
Yum China Holdings, Inc. (a)	34,509	938,645

		$1,543,571

Specialty Chemicals – 1.5%
Astra Argo Lestari	316,500	$353,897
PTT Global Chemical PLC	190,000	405,020

		$758,917

Specialty Stores – 2.1%
Dufry AG (a)	6,950	$1,058,823

Telephone Services – 0.6%
PT XL Axiata Tbk (a)	1,337,500	$307,137

Tobacco – 0.6%
PT Hanjaya Mandala Sampoerna Tbk	982,250	$287,477

Trucking – 1.0%
Imperial Holdings, Ltd. (l)	40,229	$494,757

Utilities – Electric Power – 1.0%
CESC Ltd.	38,986	$505,044

Total Common Stocks		$48,431,539

PREFERRED STOCKS – 0.8%
Forest & Paper Products – 0.8%
Suzano Papel e Celulose S.A.	92,100	$390,100

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.7% (v)	599,111	$599,051

COLLATERAL FOR SECURITIES LOANED – 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	455,389	$455,389

Total Investments		$49,876,079

OTHER ASSETS, LESS LIABILITIES – (0.9)%		(431,756)

Net Assets – 100.0%		$49,444,323

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $196,595, representing 0.4% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$10,429,190	$—	$—	$10,429,190
South Korea	5,559,785	—	—	5,559,785
India	4,966,496	—	—	4,966,496
Brazil	4,536,829	—	—	4,536,829
Hong Kong	3,990,709	—	—	3,990,709
Taiwan	2,730,429	—	—	2,730,429
South Africa	2,500,766	—	—	2,500,766
Mexico	2,199,973	—	—	2,199,973
Russia	1,200,762	477,714	—	1,678,476
Other Countries	9,823,966	405,020	—	10,228,986
Mutual Funds	1,054,440	—	—	1,054,440
Total Investments	$48,993,345	$882,734	$—	$49,876,079

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $20,647,428 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$40,791,058
Gross unrealized appreciation	10,609,604
Gross unrealized depreciation	(1,524,583)
Net unrealized appreciation (depreciation)	$9,085,021

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	335,595	3,734,855	(3,471,339)	599,111

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(65)	$—	$981	$599,051

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

China	21.1%
South Korea	11.2%
India	10.0%
Brazil	9.2%
Hong Kong	8.1%
Taiwan	5.5%
South Africa	5.1%
Mexico	4.4%
United States	4.2%
Other Countries	21.2%

5

QUARTERLY REPORT

March 31, 2017

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 96.3%
Foreign Bonds – 58.0%
Australia – 1.2%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	1,800,000	$1,572,776
Commonwealth of Australia, 3.25%, 4/21/2029	AUD	500,000	396,896

			$1,969,672

Belgium – 1.4%
Kingdom of Belgium, 4.25%, 9/28/2021	EUR	800,000	$1,028,856
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	135,000	193,733
Kingdom of Belgium, 4%, 3/28/2032	EUR	281,000	415,089
Kingdom of Belgium, 1.9%, 6/22/2038	EUR	200,000	226,598
Kingdom of Belgium, 4.25%, 3/28/2041	EUR	85,000	138,424
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	250,000	251,098
Kingdom of Belgium, 2.15%, 6/22/2066	EUR	100,000	105,681

			$2,359,479

Canada – 5.0%
Government of Canada, 0.75%, 9/01/2020	CAD	3,000,000	$2,240,914
Government of Canada, 0.5%, 3/01/2022	CAD	2,250,000	1,641,163
Government of Canada, 1.5%, 6/01/2023	CAD	3,975,000	3,019,966
Government of Canada, 2.5%, 6/01/2024	CAD	200,000	161,211
Government of Canada, 1.5%, 6/01/2026	CAD	950,000	705,794
Government of Canada, 5.75%, 6/01/2033	CAD	267,000	299,435
Government of Canada, 4%, 6/01/2041	CAD	107,000	104,875
Government of Canada, 2.75%, 12/01/2048	CAD	50,000	41,226

			$8,214,584

France – 4.0%
Republic of France, 2.5%, 10/25/2020	EUR	2,035,000	$2,380,628
Republic of France, 1.75%, 5/25/2023	EUR	475,000	551,064
Republic of France, 6%, 10/25/2025	EUR	650,000	997,998
Republic of France, 4.75%, 4/25/2035	EUR	756,000	1,212,219
Republic of France, 4.5%, 4/25/2041	EUR	639,000	1,036,911
Republic of France, 4%, 4/25/2055	EUR	110,000	174,690
Republic of France, 1.75%, 5/25/2066	EUR	150,000	137,697

			$6,491,207

Germany – 0.9%
Federal Republic of Germany, 4%, 1/04/2037	EUR	755,000	$1,268,333
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	135,000	192,165
Federal Republic of Germany, 2.5%, 8/15/2046	EUR	65,000	93,376

			$1,553,874

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Ireland – 0.6%
Government of Ireland, 3.4%, 3/18/2024	EUR	800,000	$1,021,183

Italy – 4.0%
Republic of Italy, 3.75%, 3/01/2021	EUR	2,569,000	$3,077,852
Republic of Italy, 5.5%, 9/01/2022	EUR	1,995,000	2,603,993
Republic of Italy, 4.75%, 9/01/2028	EUR	621,000	813,595

			$6,495,440

Japan – 17.4%
Government of Japan, 0.9%, 6/20/2022	JPY	150,000,000	$1,418,499
Government of Japan, 0.4%, 9/20/2025	JPY	780,000,000	7,232,568
Government of Japan, 2.2%, 9/20/2027	JPY	753,900,000	8,260,937
Government of Japan, 1.7%, 9/20/2032	JPY	75,000,000	807,262
Government of Japan, 1.5%, 3/20/2034	JPY	466,000,000	4,887,119
Government of Japan, 2.4%, 3/20/2037	JPY	200,600,000	2,392,965
Government of Japan, 1.8%, 3/20/2043	JPY	233,000,000	2,600,588
Government of Japan, 2%, 3/20/2052	JPY	78,900,000	938,083

			$28,538,021

Netherlands – 0.3%
Kingdom of the Netherlands, 3.5%, 7/15/2020	EUR	361,000	$437,037
Kingdom of the Netherlands, 3.75%, 1/15/2042	EUR	29,000	48,973
Kingdom of the Netherlands, 2.75%, 1/15/2047	EUR	50,000	74,127

			$560,137

Norway – 2.5%
Government of Norway, 3%, 3/14/2024	NOK	14,000,000	$1,814,199
Government of Norway, 1.5%, 2/19/2026	NOK	19,500,000	2,267,757

			$4,081,956

Portugal – 3.6%
Republic of Portugal, 4.8%, 6/15/2020	EUR	1,500,000	$1,787,999
Republic of Portugal, 4.95%, 10/25/2023	EUR	2,550,000	3,045,866
Republic of Portugal, 2.875%, 10/15/2025	EUR	1,000,000	1,026,560

			$5,860,425

Spain – 7.7%
Kingdom of Spain, 4.6%, 7/30/2019	EUR	1,000,000	$1,183,757
Kingdom of Spain, 5.4%, 1/31/2023	EUR	2,192,000	2,966,409

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Foreign Bonds – continued
Spain – continued
Kingdom of Spain, 2.75%, 10/31/2024	EUR	3,000,000	$3,562,461
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	1,505,355	1,805,270
Kingdom of Spain, 5.15%, 10/31/2028	EUR	1,420,000	2,040,692
Kingdom of Spain, 4.7%, 7/30/2041	EUR	810,000	1,169,923

			$12,728,512

United Kingdom – 9.4%
HSBC Bank PLC, FRN, 1.679%, 5/15/2018 (n)		$403,000	$404,254
United Kingdom Treasury, 4.75%, 3/07/2020	GBP	2,379,000	3,382,367
United Kingdom Treasury, 2.5%, 4/16/2020	GBP	1,115,400	1,633,074
United Kingdom Treasury, 1.75%, 9/07/2022	GBP	850,000	1,135,349
United Kingdom Treasury, Inflation Linked Bond, 1.875%, 11/22/2022	GBP	1,033,536	1,652,390
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	848,000	1,395,384
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	861,000	1,483,653
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	142,000	253,213
United Kingdom Treasury, 4.25%, 12/07/2040	GBP	427,000	795,191
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	836,000	1,376,358
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	538,000	1,053,453
United Kingdom Treasury, 4%, 1/22/2060	GBP	295,000	648,753
United Kingdom Treasury, 3.5%, 7/22/2068	GBP	150,000	315,610

			$15,529,049

Total Foreign Bonds			$95,403,539

U.S. Bonds – 38.3%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.083%, 1/17/2032 (i)(z)		$744,862	$119
First Union National Bank Commercial Mortgage Trust, FRN, 1.607%, 1/12/2043 (i)(q)(z)		47,253	233

			$352

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – 0.2%
Fannie Mae, 5.1%, 3/01/2019	$57,595	$60,287
Fannie Mae, 5.18%, 3/01/2019	57,700	60,142
Freddie Mac, 1.426%, 8/25/2017	160,636	160,637
Freddie Mac, 3.882%, 11/25/2017	89,000	89,705
Freddie Mac, 5.085%, 3/25/2019	43,000	45,180
Freddie Mac, 3.32%, 2/25/2023	5,000	5,232

		$421,183

U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.57%, 6/01/2025	$7,535	$7,906
Small Business Administration, 5.09%, 10/01/2025	7,621	8,067
Small Business Administration, 5.21%, 1/01/2026	89,309	94,914
Small Business Administration, 2.22%, 3/01/2033	714,699	698,029

		$808,916

U.S. Treasury Obligations – 37.6%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$1,383,000	$1,773,103
U.S. Treasury Bonds, 4.5%, 8/15/2039	5,351,400	6,758,861
U.S. Treasury Bonds, 3.625%, 2/15/2044	6,379,000	7,107,603
U.S. Treasury Notes, 1.125%, 6/15/2018	7,000,000	6,999,181
U.S. Treasury Notes, 0.875%, 5/15/2019	4,500,000	4,460,450
U.S. Treasury Notes, 3.5%, 5/15/2020	19,522,000	20,671,963
U.S. Treasury Notes, 1.375%, 5/31/2021	1,600,000	1,571,501
U.S. Treasury Notes, 1.75%, 5/15/2022	9,693,000	9,590,768
U.S. Treasury Notes, 2.75%, 2/15/2024	1,750,000	1,810,841
U.S. Treasury Notes, 2.25%, 11/15/2025	1,095,000	1,085,547

		$61,829,818

Total U.S. Bonds		$63,060,269

Total Bonds		$158,463,808

MONEY MARKET FUNDS – 3.0%
MFS Institutional Money Market Portfolio, 0.7% (v)	4,828,141	$4,827,659

Total Investments		$163,291,467

OTHER ASSETS, LESS LIABILITIES – 0.7%		1,208,159

Net Assets – 100.0%		$164,499,626

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $404,254 representing 0.3% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

2

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.083%, 1/17/2032	8/25/03-12/02/11	$1,359	$119
First Union National Bank Commercial Mortgage Trust, FRN, 1.607%, 1/12/2043	12/11/03-11/30/11	192	233
Total Restricted Securities			$352
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Derivative Contracts at 3/31/17

Forward Foreign Currency Exchange Contracts at 3/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Brown Brothers Harriman	1,097,000	6/09/17	$816,939	$825,633	$8,694
BUY	CNH	JPMorgan Chase Bank N.A.	24,318,000	5/23/17-1/05/18	3,445,816	3,496,970	51,154
SELL	CNH	JPMorgan Chase Bank N.A.	12,159,000	5/23/17	1,806,364	1,762,544	43,820
BUY	DKK	Goldman Sachs International	4,974,889	6/09/17	710,509	715,721	5,212
BUY	EUR	Goldman Sachs International	774,000	6/09/17	820,535	828,223	7,688
BUY	EUR	JPMorgan Chase Bank N.A.	8,125,999	6/09/17	8,630,786	8,695,275	64,489
BUY	EUR	Morgan Stanley Capital Services, Inc.	363,261	6/09/17	386,154	388,710	2,556
SELL	EUR	Citibank N.A.	617,780	6/09/17	666,620	661,059	5,561
SELL	EUR	JPMorgan Chase Bank N.A.	676,811	4/18/17	723,680	722,469	1,211
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,143,919	6/09/17	1,240,407	1,224,057	16,350
BUY	JPY	Goldman Sachs International	914,287,738	6/09/17	8,069,301	8,232,582	163,281
SELL	NOK	Deutsche Bank AG	19,261,370	6/09/17	2,275,496	2,244,778	30,718
SELL	NOK	JPMorgan Chase Bank N.A.	3,466,562	6/09/17	409,819	404,003	5,816
SELL	NOK	Morgan Stanley Capital Services, Inc.	11,395,301	6/09/17	1,344,276	1,328,042	16,234
BUY	PLN	JPMorgan Chase Bank N.A.	24,636	6/09/17	6,050	6,208	158
BUY	SEK	Goldman Sachs International	5,895,194	6/09/17	657,588	659,948	2,360

							$425,302

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Westpac Banking Corp.	1,463,699	6/09/17	$1,103,568	$1,116,935	$(13,367)
SELL	CAD	Citibank N.A.	10,347,170	6/09/17	7,722,258	7,787,571	(65,313)
SELL	CAD	Westpac Banking Corp.	1,097,000	6/09/17	816,615	825,633	(9,018)
SELL	CNH	JPMorgan Chase Bank N.A.	12,159,000	1/05/18	1,705,449	1,734,426	(28,977)
BUY	EUR	Goldman Sachs International	928,681	6/09/17	995,163	993,741	(1,422)
BUY	EUR	Morgan Stanley Capital Services, Inc.	766,000	6/09/17	828,063	819,663	(8,400)
SELL	EUR	Morgan Stanley Capital Services, Inc.	790,808	6/09/17	840,027	846,209	(6,182)
SELL	GBP	Barclays Bank PLC	2,791,504	6/09/17	3,415,425	3,502,836	(87,411)
SELL	GBP	JPMorgan Chase Bank N.A.	670,000	6/09/17	817,157	840,730	(23,573)
BUY	JPY	Deutsche Bank AG	166,201,000	6/09/17	1,502,551	1,496,535	(6,016)
SELL	JPY	Brown Brothers Harriman	61,067,554	6/09/17	543,886	549,875	(5,989)
SELL	JPY	Goldman Sachs International	93,199,000	6/09/17	817,990	839,198	(21,208)
BUY	NOK	Goldman Sachs International	6,910,000	6/09/17	814,356	805,312	(9,044)
SELL	NOK	Goldman Sachs International	7,855,322	6/09/17	914,792	915,483	(691)
SELL	NZD	JPMorgan Chase Bank N.A.	30,688	6/09/17	21,314	21,476	(162)
BUY	SEK	Deutsche Bank AG	7,344,000	6/09/17	834,820	822,138	(12,682)

							$(299,455)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$62,638,734	$—	$62,638,734
Non-U.S. Sovereign Debt	—	94,999,285	—	94,999,285
Residential Mortgage-Backed Securities	—	421,183	—	421,183
Commercial Mortgage-Backed Securities	—	352	—	352
Foreign Bonds	—	404,254	—	404,254
Mutual Funds	4,827,659	—	—	4,827,659
Total Investments	$4,827,659	$158,463,808	$—	$163,291,467

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$425,302	$—	$425,302
Forward Foreign Currency Exchange Contracts – Liabilities	—	(299,455)	—	(299,455)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$167,400,300
Gross unrealized appreciation	1,749,583
Gross unrealized depreciation	(5,858,416)
Net unrealized appreciation (depreciation)	$(4,108,833)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,682,019	11,535,813	(16,389,691)	4,828,141

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(694)	$—	$13,644	$4,827,659

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	41.6%
Japan	17.4%
United Kingdom	9.5%
Spain	7.8%
Canada	5.0%
France	4.0%
Italy	4.0%
Portugal	3.6%
Norway	2.5%
Other Countries	4.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

March 31, 2017

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.8%
Aerospace – 1.7%
Rolls-Royce Holdings PLC	53,225	$502,804
United Technologies Corp.	3,524	395,428

		$898,232

Airlines – 0.8%
Aena S.A.	2,722	$430,638

Alcoholic Beverages – 4.2%
AmBev S.A., ADR	114,699	$660,666
Carlsberg A.S., “B”	2,999	276,953
Diageo PLC	17,087	488,859
Pernod Ricard S.A.	6,442	762,141

		$2,188,619

Apparel Manufacturers – 5.8%
Burberry Group PLC	18,424	$397,958
Compagnie Financiere Richemont S.A.	2,833	224,004
LVMH Moet Hennessy Louis Vuitton SE	4,238	930,668
NIKE, Inc., “B”	18,121	1,009,883
VF Corp.	8,105	445,532

		$3,008,045

Broadcasting – 1.7%
Twenty-First Century Fox, Inc.	19,940	$645,857
Walt Disney Co.	2,094	237,439

		$883,296

Brokerage & Asset Managers – 1.7%
Blackstone Group LP	21,758	$646,213
Charles Schwab Corp.	5,866	239,391

		$885,604

Business Services – 12.5%
Accenture PLC, “A”	10,389	$1,245,433
Brenntag AG	3,277	183,710
Cognizant Technology Solutions Corp., “A” (a)	13,648	812,329
Compass Group PLC	39,352	742,520
Equifax, Inc.	4,507	616,287
Experian Group Ltd.	31,243	637,270
Fidelity National Information Services, Inc.	8,807	701,213
Fiserv, Inc. (a)	4,103	473,117
Intertek Group PLC	10,683	526,556
Verisk Analytics, Inc., “A” (a)	6,500	527,410

		$6,465,845

Chemicals – 2.4%
Monsanto Co.	6,455	$730,706
PPG Industries, Inc.	4,848	509,428

		$1,240,134

Computer Software – 0.5%
Dassault Systems S.A.	2,775	$240,204

Computer Software – Systems – 1.2%
Apple, Inc.	4,504	$647,045

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 1.2%
Sherwin-Williams Co.	2,079	$644,885

Consumer Products – 7.7%
Colgate-Palmolive Co.	7,967	$583,105
Coty, Inc., “A”	26,496	480,372
Estee Lauder Cos., Inc., “A”	10,458	886,734
KOSE Corp.	7,500	678,389
L’Oréal	3,234	621,523
Reckitt Benckiser Group PLC	7,864	717,876

		$3,967,999

Electrical Equipment – 2.6%
Amphenol Corp., “A”	7,476	$532,067
Fortive Corp.	2,999	180,600
Mettler-Toledo International, Inc. (a)	1,284	614,920

		$1,327,587

Electronics – 3.9%
Samsung Electronics Co. Ltd.	199	$366,574
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,653	973,805
Texas Instruments, Inc.	8,464	681,860

		$2,022,239

Entertainment – 0.6%
Time Warner, Inc.	2,973	$290,492

Food & Beverages – 5.3%
Chr. Hansen Holding A.S.	2,414	$154,942
Danone S.A.	6,147	418,114
Mead Johnson Nutrition Co., “A”	8,073	719,143
Nestle S.A.	14,306	1,097,605
PepsiCo, Inc.	3,178	355,491

		$2,745,295

Food & Drug Stores – 2.0%
CVS Health Corp.	5,612	$440,542
Sundrug Co. Ltd.	17,800	597,171

		$1,037,713

Gaming & Lodging – 1.4%
Paddy Power Betfair PLC	6,941	$747,889

General Merchandise – 1.3%
Dollarama, Inc.	3,593	$297,766
Lojas Renner S.A.	41,190	365,771

		$663,537

Insurance – 1.3%
Aon PLC	5,526	$655,881

Internet – 6.0%
Alibaba Group Holding Ltd., ADR (a)	6,101	$657,871
Alphabet, Inc., “A” (a)	2,057	1,743,925
Baidu, Inc., ADR (a)	1,132	195,293
NAVER Corp.	667	509,957

		$3,107,046

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	4,686	$419,491

Machinery & Tools – 1.6%
Colfax Corp. (a)	7,843	$307,916
Fastenal Co.	3,806	196,009
Schindler Holding AG	1,552	300,282

		$804,207

Medical & Health Technology & Services – 0.3%
Express Scripts Holding Co. (a)	2,116	$139,466

Medical Equipment – 7.8%
Abbott Laboratories	21,750	$965,918
Cooper Cos., Inc.	1,683	336,415
Danaher Corp.	4,727	404,300
Sonova Holding AG	2,586	358,604
Thermo Fisher Scientific, Inc.	7,131	1,095,322
Waters Corp. (a)	2,524	394,526
Zimmer Biomet Holdings, Inc.	3,887	474,642

		$4,029,727

Oil Services – 0.7%
Schlumberger Ltd.	4,981	$389,016

Other Banks & Diversified Financials – 5.9%
Credicorp Ltd.	2,393	$390,777
HDFC Bank Ltd.	36,224	814,545
Julius Baer Group Ltd.	10,449	521,589
Mastercard, Inc., “A”	3,813	428,848
Visa, Inc., “A”	9,877	877,769

		$3,033,528

Pharmaceuticals – 3.7%
Eli Lilly & Co.	6,306	$530,398
Roche Holding AG	3,483	889,484
Zoetis, Inc.	8,922	476,167

		$1,896,049

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Printing & Publishing – 1.3%
Moody’s Corp.	6,045	$677,282

Railroad & Shipping – 1.6%
Adani Ports and Special Economic Zone Ltd. (a)	56,745	$296,768
Union Pacific Corp.	5,078	537,862

		$834,630

Restaurants – 2.5%
Starbucks Corp.	9,882	$577,010
Whitbread PLC	14,953	741,516

		$1,318,526

Specialty Chemicals – 4.5%
Croda International PLC	12,595	$562,409
Ecolab, Inc.	6,871	861,211
Sika AG	98	588,010
Symrise AG	4,503	299,469

		$2,311,099

Specialty Stores – 2.3%
AutoZone, Inc. (a)	755	$545,903
TJX Cos., Inc.	8,144	644,028

		$1,189,931

Total Common Stocks		$51,141,177

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.7% (v)	484,243	$484,194

Total Investments		$51,625,371

OTHER ASSETS, LESS LIABILITIES – 0.3%		129,443

Net Assets – 100.0%		$51,754,814

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$51,141,177	$—	$—	$51,141,177
Mutual Funds	484,194	—	—	484,194
Total Investments	$51,625,371	$—	$—	$51,625,371

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $8,877,208 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$38,232,328
Gross unrealized appreciation	13,956,991
Gross unrealized depreciation	(563,948)
Net unrealized appreciation (depreciation)	$13,393,043

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	284,384	2,041,911	(1,842,052)	484,243

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(48)	$—	$692	$484,194

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	59.1%
United Kingdom	10.3%
Switzerland	7.7%
France	5.7%
Japan	2.5%
India	2.1%
Brazil	2.0%
Taiwan	1.9%
South Korea	1.7%
Other Countries	7.0%

4

QUARTERLY REPORT

March 31, 2017

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.0%
Aerospace – 2.7%
Honeywell International, Inc.	11,088	$1,384,559
Northrop Grumman Corp.	3,821	908,787
United Technologies Corp.	4,518	506,965

		$2,800,311

Airlines – 0.1%
Malaysia Airports Holdings Berhad	86,000	$135,058

Alcoholic Beverages – 1.1%
AmBev S.A., ADR	80,157	$461,704
China Resources Enterprise Ltd. (a)	102,000	232,048
Constellation Brands, Inc., “A”	2,869	464,979

		$1,158,731

Apparel Manufacturers – 1.8%
LVMH Moet Hennessy Louis Vuitton SE	3,793	$832,946
NIKE, Inc., “B”	18,748	1,044,816

		$1,877,762

Automotive – 1.4%
Delphi Automotive PLC	11,171	$899,154
USS Co. Ltd.	31,500	525,141

		$1,424,295

Biotechnology – 1.5%
Biogen, Inc. (a)	2,625	$717,728
Celgene Corp. (a)	6,404	796,850

		$1,514,578

Broadcasting – 1.0%
Twenty-First Century Fox, Inc.	17,630	$571,036
WPP PLC	19,187	421,170

		$992,206

Brokerage & Asset Managers – 1.5%
Blackstone Group LP	27,146	$806,236
NASDAQ, Inc.	10,952	760,616

		$1,566,852

Business Services – 3.9%
Accenture PLC, “A”	5,193	$622,537
Cognizant Technology Solutions Corp., “A” (a)	12,368	736,143
Equifax, Inc.	3,797	519,202
Fidelity National Information Services, Inc.	9,966	793,493
Fiserv, Inc. (a)	4,666	538,036
Global Payments, Inc.	9,815	791,874

		$4,001,285

Cable TV – 1.5%
Charter Communications, Inc., “A” (a)	1,566	$512,583
Comcast Corp., “A”	26,482	995,458

		$1,508,041

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – 3.1%
Celanese Corp.	3,393	$304,861
E.I. du Pont de Nemours & Co.	10,047	807,076
Monsanto Co.	8,553	968,200
PPG Industries, Inc.	9,974	1,048,068

		$3,128,205

Computer Software – 1.9%
Adobe Systems, Inc. (a)	7,061	$918,848
Salesforce.com, Inc. (a)	12,396	1,022,546

		$1,941,394

Computer Software – Systems – 1.5%
Constellation Software, Inc.	1,096	$538,584
Hewlett Packard Enterprise	22,589	535,359
SS&C Technologies Holdings, Inc.	13,709	485,299

		$1,559,242

Construction – 1.2%
Sherwin-Williams Co.	2,793	$866,361
Techtronic Industries Co. Ltd.	93,000	376,356

		$1,242,717

Consumer Products – 1.8%
Coty, Inc., “A”	24,544	$444,983
L’Oréal	3,827	735,488
Newell Brands, Inc.	13,518	637,644

		$1,818,115

Consumer Services – 0.8%
Priceline Group, Inc. (a)	460	$818,786

Containers – 0.4%
Berry Plastics Group, Inc. (a)	8,901	$432,322

Electrical Equipment – 2.1%
Johnson Controls International PLC	25,065	$1,055,738
Schneider Electric S.A.	14,398	1,054,142

		$2,109,880

Electronics – 3.1%
Applied Materials, Inc.	8,030	$312,367
Broadcom Corp.	3,290	720,378
Samsung Electronics Co. Ltd., GDR	661	606,468
Taiwan Semiconductor Manufacturing Co. Ltd.	82,000	510,769
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,925	325,937
Texas Instruments, Inc.	8,707	701,436

		$3,177,355

Energy – Independent – 3.2%
EOG Resources, Inc.	11,666	$1,138,018
EQT Corp.	10,395	635,135
Oil Search Ltd.	120,982	667,346
Pioneer Natural Resources Co.	4,529	843,436

		$3,283,935

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Energy – Integrated – 1.5%
BP PLC	150,379	$862,070
Suncor Energy, Inc.	22,508	691,057

		$1,553,127

Food & Beverages – 4.0%
Danone S.A.	7,343	$499,465
J.M. Smucker Co.	2,498	327,438
Mondelez International, Inc.	17,008	732,705
Nestle S.A.	14,467	1,109,958
PepsiCo, Inc.	8,146	911,212
TreeHouse Foods, Inc. (a)	5,330	451,238

		$4,032,016

Food & Drug Stores – 0.8%
Clicks Group Ltd.	31,823	$303,850
Sundrug Co. Ltd.	15,400	516,653

		$820,503

Gaming & Lodging – 0.5%
Paddy Power Betfair PLC	4,228	$455,565

General Merchandise – 1.7%
Costco Wholesale Corp.	6,096	$1,022,238
Dollar Tree, Inc. (a)	9,177	720,027

		$1,742,265

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	6,023	$987,832

Insurance – 3.1%
AIA Group Ltd.	172,800	$1,089,519
Aon PLC	9,388	1,114,262
Chubb Ltd.	6,724	916,145

		$3,119,926

Internet – 4.9%
Alibaba Group Holding Ltd., ADR (a)	6,831	$736,587
Alphabet, Inc., “A” (a)(s)	1,996	1,692,209
Alphabet, Inc., “C” (a)	604	501,054
Facebook, Inc., “A” (a)(s)	10,916	1,550,618
LogMeIn, Inc.	5,666	552,435

		$5,032,903

Machinery & Tools – 3.1%
GEA Group AG	12,915	$548,904
Kubota Corp.	41,400	621,390
Roper Technologies, Inc.	4,710	972,568
Schindler Holding AG	2,773	536,522
SPX FLOW, Inc. (a)	13,239	459,526

		$3,138,910

Major Banks – 4.9%
Barclays PLC	247,067	$696,798
BNP Paribas	14,010	933,070
Lloyds Banking Group PLC	661,315	549,502
Morgan Stanley	23,017	986,048
Sumitomo Mitsui Financial Group, Inc.	24,200	879,269
UBS AG	60,605	969,898

		$5,014,585

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 0.5%
McKesson Corp.	3,634	$538,777

Medical Equipment – 3.7%
Danaher Corp.	6,719	$574,676
Medtronic PLC	13,812	1,112,695
PerkinElmer, Inc.	11,732	681,160
Stryker Corp.	4,958	652,721
Zimmer Biomet Holdings, Inc.	5,915	722,281

		$3,743,533

Metals & Mining – 0.7%
Rio Tinto Ltd.	17,646	$709,578

Natural Gas – Distribution – 0.5%
China Resources Gas Group Ltd.	136,000	$481,246

Natural Gas – Pipeline – 1.1%
Enbridge, Inc.	15,666	$656,279
Enterprise Products Partners LP	17,016	469,812

		$1,126,091

Network & Telecom – 1.0%
Cisco Systems, Inc.	31,252	$1,056,318

Oil Services – 0.6%
Schlumberger Ltd.	7,697	$601,136

Other Banks & Diversified Financials – 10.0%
Aeon Credit Service Co. Ltd.	40,500	$762,854
Citigroup, Inc. (s)	27,093	1,620,703
Credicorp Ltd.	4,107	670,673
Discover Financial Services	9,122	623,854
Element Fleet Management Corp.	85,826	794,464
HDFC Bank Ltd.	42,251	950,070
Intesa Sanpaolo S.p.A.	288,576	783,793
Julius Baer Group Ltd.	9,720	485,199
KBC Groep N.V.	13,822	917,011
U.S. Bancorp	25,020	1,288,530
Visa, Inc., “A”	15,083	1,340,426

		$10,237,577

Pharmaceuticals – 4.4%
Allergan PLC	2,832	$676,621
Genomma Lab Internacional S.A., “B” (a)	288,659	344,592
Novartis AG	14,033	1,041,635
Roche Holding AG	4,297	1,097,362
Santen Pharmaceutical Co. Ltd.	49,100	710,942
Zoetis, Inc.	12,538	669,153

		$4,540,305

Printing & Publishing – 0.6%
RELX N.V.	35,176	$651,447

Railroad & Shipping – 0.9%
Union Pacific Corp.	8,442	$894,177

Real Estate – 1.4%
LEG Immobilien AG	9,174	$752,019
Store Capital Corp., REIT	29,871	713,319

		$1,465,338

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 1.6%
Aramark	17,823	$657,134
Starbucks Corp.	15,816	923,496

		$1,580,630

Specialty Chemicals – 2.2%
Akzo Nobel N.V.	7,962	$660,228
LG Chem Ltd.	2,043	537,103
Linde AG	3,646	607,159
Sika AG	79	474,008

		$2,278,498

Specialty Stores – 1.5%
Amazon.com, Inc. (a)	1,404	$1,244,702
Urban Outfitters, Inc. (a)	13,621	323,635

		$1,568,337

Telecommunications – Wireless – 3.3%
Advanced Info Service PLC	107,900	$563,639
American Tower Corp., REIT	10,335	1,256,116
Cellnex Telecom S.A.U.	31,539	520,669
KDDI Corp.	39,400	1,034,104

		$3,374,528

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Telephone Services – 0.2%
BT Group PLC	5,178	$20,643
Com Hem Holding AB	15,276	175,082

		$195,725

Tobacco – 1.0%
Philip Morris International, Inc.	9,203	$1,039,019

Utilities – Electric Power – 2.7%
CLP Holdings Ltd.	50,000	$522,743
CMS Energy Corp.	21,757	973,408
Enel S.p.A.	123,309	580,644
NextEra Energy, Inc.	4,943	634,538

		$2,711,333

Total Common Stocks		$101,182,295

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.7% (v)	83,243	$83,234

Total Investments		$101,265,529

OTHER ASSETS, LESS LIABILITIES – 0.9%		963,679

Net Assets – 100.0%		$102,229,208

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2017, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end

At March 31, 2017, the fund had cash collateral of $277 and other liquid securities with an aggregate value of $600,483 to cover any commitments for securities sold short. At March 31, 2017, the fund had no short sales outstanding.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$101,182,295	$—	$—	$101,182,295
Mutual Funds	83,234	—	—	83,234
Total Investments	$101,265,529	$—	$—	$101,265,529

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $18,043,814 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$87,640,281
Gross unrealized appreciation	16,934,617
Gross unrealized depreciation	(3,309,369)
Net unrealized appreciation (depreciation)	$13,625,248

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	153	6,421,525	(6,338,435)	83,243

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$939	$83,234

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	63.9%
Switzerland	5.6%
Japan	4.9%
France	4.0%
Inited Kingdom	3.2%
Canada	2.6%
Hong Kong	1.9%
Germany	1.9%
China	1.4%
Other Countries	10.6%

5

QUARTERLY REPORT

March 31, 2017

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 34.5%
Aerospace – 0.9%
Honeywell International, Inc.	24,820	$3,099,273
Lockheed Martin Corp.	11,235	3,006,486
United Technologies Corp.	12,035	1,350,447

		$7,456,206

Airlines – 0.1%
Air Canada (a)	44,071	$457,338
Copa Holdings S.A., “A”	2,592	290,952

		$748,290

Alcoholic Beverages – 0.6%
Heineken N.V.	26,697	$2,272,732
Pernod Ricard S.A.	18,776	2,221,353

		$4,494,085

Apparel Manufacturers – 0.1%
Compagnie Financiere Richemont S.A.	12,045	$952,393

Automotive – 0.4%
Delphi Automotive PLC	11,655	$938,111
General Motors Co.	34,084	1,205,210
Hyundai Motor Co. Ltd.	2,530	356,322
Magna International, Inc.	7,958	343,429
USS Co. Ltd.	27,000	450,121

		$3,293,193

Biotechnology – 0.1%
Celgene Corp. (a)	8,320	$1,035,258

Broadcasting – 0.2%
Omnicom Group, Inc.	22,537	$1,942,915

Brokerage & Asset Managers – 0.2%
BlackRock, Inc.	3,780	$1,449,668
Daiwa Securities Group, Inc.	73,000	444,505

		$1,894,173

Business Services – 1.9%
Accenture PLC, “A”	29,971	$3,592,923
Amadeus IT Holding S.A.	33,967	1,723,384
Bunzl PLC	46,325	1,346,542
Compass Group PLC	140,238	2,646,106
Equifax, Inc.	4,765	651,566
Fidelity National Information Services, Inc.	12,015	956,634
Nomura Research, Inc.	50,300	1,852,421
Secom Co. Ltd.	16,500	1,181,070
SGS S.A.	461	983,534

		$14,934,180

Cable TV – 0.6%
Charter Communications, Inc., “A” (a)	5,979	$1,957,046
Comcast Corp., “A”	73,680	2,769,631

		$4,726,677

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – 1.3%
3M Co. (s)	22,754	$4,353,523
Givaudan S.A.	1,004	1,808,232
LyondellBasell Industries N.V., “A”	4,143	377,800
Monsanto Co.	5,019	568,151
Orica Ltd.	44,652	600,408
PPG Industries, Inc.	25,409	2,669,978

		$10,378,092

Computer Software – 0.6%
Cadence Design Systems, Inc. (a)	63,473	$1,993,052
Check Point Software Technologies Ltd. (a)	14,830	1,522,448
Oracle Corp.	24,491	1,092,544

		$4,608,044

Computer Software – Systems – 0.3%
Hon Hai Precision Industry Co. Ltd.	297,900	$893,430
International Business Machines Corp.	10,500	1,828,470

		$2,721,900

Construction – 0.4%
Bellway PLC	5,906	$200,012
Geberit AG	1,620	698,364
Owens Corning	9,333	572,766
Sherwin-Williams Co.	4,170	1,293,492
Stanley Black & Decker, Inc.	3,682	489,227

		$3,253,861

Consumer Products – 1.6%
Coty, Inc., “A”	28,751	$521,256
Kao Corp.	52,700	2,889,435
Kobayashi Pharmaceutical Co. Ltd.	21,500	1,040,914
KOSE Corp.	4,600	416,078
Procter & Gamble Co.	39,993	3,593,371
Reckitt Benckiser Group PLC	34,580	3,156,681
Svenska Cellulosa Aktiebolaget	26,209	845,296

		$12,463,031

Containers – 0.2%
Brambles Ltd.	206,524	$1,475,283
Crown Holdings, Inc. (a)	6,814	360,801

		$1,836,084

Electrical Equipment – 1.2%
IMI PLC	31,937	$477,366
Johnson Controls International PLC	48,593	2,046,737
Legrand S.A.	18,336	1,105,579
OMRON Corp.	22,400	982,880
Schneider Electric S.A.	23,803	1,742,724
Siemens AG	17,572	2,406,962
Spectris PLC	21,788	681,909

		$9,444,157

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 2.0%
Analog Devices, Inc.	11,788	$966,027
Halma PLC	61,044	783,176
Hirose Electric Co. Ltd.	6,700	926,794
Intel Corp.	30,873	1,113,589
NVIDIA Corp.	5,383	586,370
Samsung Electronics Co. Ltd.	977	1,799,714
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	172,982	5,680,729
Texas Instruments, Inc.	47,834	3,853,507

		$15,709,906

Energy – Independent – 0.4%
Cairn Energy PLC (a)	101,482	$260,015
Occidental Petroleum Corp.	13,023	825,137
Rice Energy, Inc. (a)	46,084	1,092,191
Valero Energy Corp.	14,883	986,594

		$3,163,937

Energy – Integrated – 1.1%
BP PLC	222,214	$1,273,874
Chevron Corp.	10,261	1,101,724
China Petroleum & Chemical Corp.	600,000	486,393
Exxon Mobil Corp.	37,632	3,086,200
Galp Energia SGPS S.A., “B”	58,212	883,380
LUKOIL PJSC, ADR	18,011	953,863
Suncor Energy, Inc.	24,233	744,019

		$8,529,453

Engineering – Construction – 0.2%
Bouygues S.A.	9,929	$404,148
VINCI S.A.	14,193	1,124,983

		$1,529,131

Entertainment – 0.1%
Time Warner, Inc.	12,382	$1,209,845

Food & Beverages – 1.7%
Bakkafrost P/f	3,131	$96,852
Danone S.A.	25,136	1,709,729
General Mills, Inc.	56,598	3,339,848
J.M. Smucker Co.	5,930	777,304
Marine Harvest	85,292	1,300,310
Mead Johnson Nutrition Co., “A”	8,835	787,022
Nestle S.A.	70,307	5,394,193
Tyson Foods, Inc., “A”	7,097	437,956

		$13,843,214

Food & Drug Stores – 0.5%
CVS Health Corp.	29,404	$2,308,214
Lawson, Inc.	3,300	223,794
Wesfarmers Ltd.	27,982	963,517
William Morrison Supermarkets PLC	169,797	510,573

		$4,006,098

Gaming & Lodging – 0.1%
Sands China Ltd.	170,800	$791,199

General Merchandise – 0.1%
Target Corp.	12,225	$674,698

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Health Maintenance Organizations – 0.1%
Cigna Corp.	5,845	$856,234

Insurance – 2.1%
Aon PLC	16,999	$2,017,611
Chubb Ltd.	9,793	1,334,296
Fairfax Financial Holdings Ltd.	4,120	1,874,966
Hiscox Ltd.	44,453	609,305
MetLife, Inc.	55,993	2,957,550
Prudential Financial, Inc.	17,605	1,878,101
Swiss Re Ltd.	5,236	470,202
Travelers Cos., Inc.	21,764	2,623,433
Zurich Insurance Group AG	9,825	2,622,877

		$16,388,341

Internet – 0.1%
LogMeIn, Inc.	7,512	$732,420

Machinery & Tools – 0.2%
Illinois Tool Works, Inc.	9,503	$1,258,862

Major Banks – 3.1%
Bank of New York Mellon Corp.	39,192	$1,851,038
BNP Paribas	13,500	899,104
BOC Hong Kong Holdings Ltd.	167,500	684,311
Canadian Imperial Bank of Commerce	10,602	914,187
China Construction Bank	1,658,000	1,333,398
Goldman Sachs Group, Inc.	7,358	1,690,280
JPMorgan Chase & Co.	50,843	4,466,049
National Australia Bank Ltd.	7,178	182,836
PNC Financial Services Group, Inc.	5,039	605,889
Royal Bank of Canada	5,317	387,662
State Street Corp.	18,753	1,492,926
Sumitomo Mitsui Financial Group, Inc.	11,200	406,934
Svenska Handelsbanken AB, “A” (l)	162,716	2,231,735
Toronto-Dominion Bank	12,636	632,916
UBS AG	189,245	3,028,600
Wells Fargo & Co.	63,090	3,511,589

		$24,319,454

Medical & Health Technology & Services – 0.2%
HCA Holdings, Inc. (a)	14,462	$1,286,973

Medical Equipment – 0.8%
Abbott Laboratories	41,100	$1,825,251
Danaher Corp.	14,300	1,223,079
Medtronic PLC	30,325	2,442,982
Thermo Fisher Scientific, Inc.	4,696	721,306

		$6,212,618

Metals & Mining – 0.3%
Rio Tinto Ltd.	55,281	$2,222,951

Natural Gas – Distribution – 0.2%
Engie	96,625	$1,368,896

Natural Gas – Pipeline – 0.1%
Williams Partners LP	23,355	$953,585

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Network & Telecom – 0.2%
Cisco Systems, Inc.	32,045	$1,083,121
LM Ericsson Telephone Co., “B” (l)	36,720	245,055

		$1,328,176

Oil Services – 0.2%
Schlumberger Ltd.	19,259	$1,504,128

Other Banks & Diversified Financials – 1.0%
Agricultural Bank of China Ltd., “H”	693,000	$319,236
American Express Co.	11,620	919,258
DBS Group Holdings Ltd.	114,800	1,592,108
DnB NOR A.S.A.	31,684	502,224
Hachijuni Bank Ltd.	39,000	220,345
ING Groep N.V.	99,476	1,503,734
North Pacific Bank Ltd.	34,700	131,531
U.S. Bancorp	47,781	2,460,722

		$7,649,158

Pharmaceuticals – 3.0%
Bayer AG	28,909	$3,332,274
Eli Lilly & Co.	28,193	2,371,313
Johnson & Johnson (s)	36,517	4,548,192
Merck & Co., Inc.	49,576	3,150,059
Novartis AG	39,240	2,912,688
Pfizer, Inc.	112,695	3,855,296
Roche Holding AG	10,447	2,667,941
Santen Pharmaceutical Co. Ltd.	73,600	1,065,689

		$23,903,452

Printing & Publishing – 0.3%
Moody’s Corp.	12,636	$1,415,737
RELX N.V.	53,371	988,412

		$2,404,149

Railroad & Shipping – 0.1%
Canadian National Railway Co.	7,478	$552,849
Union Pacific Corp.	5,285	559,787

		$1,112,636

Real Estate – 0.6%
Deutsche Wohnen AG	92,406	$3,042,632
Medical Properties Trust, Inc., REIT	80,709	1,040,339
Starwood Property Trust, Inc., REIT	25,920	585,274
Washington Prime Group, Inc., REIT	17,285	150,207

		$4,818,452

Restaurants – 0.1%
Brinker International, Inc.	13,148	$577,986
Greggs PLC	14,329	187,248

		$765,234

Specialty Chemicals – 0.2%
PTT Global Chemical PLC	602,000	$1,283,274
Tosoh Corp.	24,000	210,833

		$1,494,107

Issuer	Shares/Par		Value ($)
COMMON STOCKS – continued
Specialty Stores – 0.3%
Esprit Holdings Ltd. (a)		276,600	$231,701
Gap, Inc.		48,880	1,187,295
Just Eat PLC (a)		94,567	670,614
Urban Outfitters, Inc. (a)		8,205	194,951

			$2,284,561

Telecommunications – Wireless – 0.6%
KDDI Corp.		127,700	$3,351,652
SK Telecom Co. Ltd.		1,086	244,721
SoftBank Corp.		6,500	459,023
Vodafone Group PLC		229,438	598,210

			$4,653,606

Telephone Services – 0.6%
AT&T, Inc.		9,640	$400,542
BT Group PLC		153,790	613,119
Nippon Television Holdings, Inc.		17,000	725,627
TDC A.S.		124,268	640,799
Verizon Communications, Inc.		47,739	2,327,276

			$4,707,363

Tobacco – 2.1%
Altria Group, Inc.		50,961	$3,639,635
British American Tobacco PLC		33,390	2,217,220
Imperial Tobacco Group PLC		8,801	426,405
Japan Tobacco, Inc.		120,600	3,919,256
Philip Morris International, Inc. (s)		58,320	6,584,328

			$16,786,844

Trucking – 0.5%
United Parcel Service, Inc., “B”		17,255	$1,851,462
Yamato Holdings Co. Ltd.		89,800	1,881,420

			$3,732,882

Utilities – Electric Power – 0.6%
American Electric Power Co., Inc.		29,699	$1,993,694
Energias de Portugal S.A.		160,127	542,364
SSE PLC		74,640	1,380,303
Xcel Energy, Inc.		16,897	751,072

			$4,667,433

Total Common Stocks			$273,052,535

BONDS – 55.7%
Aerospace – 0.1%
Lockheed Martin Corp., 3.55%, 1/15/2026		$749,000	$761,242

Airlines – 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	475,000	$509,036

Apparel Manufacturers – 0.0%
Christian Dior SE, 0.75%, 6/24/2021	EUR	300,000	$323,156

Asset-Backed & Securitized – 3.4%
Cent CLO LP, 2013-17A, “A1”, FRN, 2.339%, 1/30/2025 (n)		$1,367,000	$1,367,798
Cent CLO LP, 2014-21A, “A1”, FRN, 2.331%, 7/27/2026 (n)		1,378,270	1,377,680

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.062%, 3/15/2028 (n)		$1,759,887	$1,768,675
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.912%, 6/15/2028 (z)		1,356,000	1,362,764
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.123%, 7/15/2025 (n)		1,757,000	1,752,585
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 1%, 10/15/2026 (n)		2,040,000	2,040,000
Flatiron CLO Ltd., 2013-1A, “A2R”, FRN, 2.58%, 1/17/2026 (n)		1,991,841	1,988,721
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.312%, 1/15/2020		3,710,000	3,717,557
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.187%, 4/25/2025 (n)		1,595,000	1,595,837
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,100,044	1,099,765
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,570,000	2,627,474
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.84%, 6/15/2049		1,093,125	1,093,483
Merrill Lynch Mortgage Trust, FRN, 5.84%, 6/12/2050		2,469,883	2,474,771
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,271,943	2,320,530

			$26,587,640

Automotive – 0.5%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	575,000	$618,644
Ferrari N.V., 1.5%, 3/16/2023	EUR	900,000	968,434
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,050,000	1,159,756
General Motors Co., 6.6%, 4/01/2036		$794,000	912,876
General Motors Financial Co., Inc., 4.35%, 1/17/2027		354,000	357,081
Valeo S.A., 1.625%, 3/18/2026	EUR	300,000	326,872

			$4,343,663

Biotechnology – 0.1%
Life Technologies Corp., 6%, 3/01/2020		$411,000	$450,274

Broadcasting – 0.4%
Omnicom Group, Inc., 3.65%, 11/01/2024		$357,000	$361,073
Omnicom Group, Inc., 3.6%, 4/15/2026		758,000	757,614
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	715,000	811,949
Time Warner, Inc., 3.8%, 2/15/2027		$921,000	910,957

			$2,841,593

Issuer	Shares/Par		Value ($)
BONDS – continued
Brokerage & Asset Managers – 0.4%
CME Group, Inc., 3%, 3/15/2025		$1,000,000	$1,000,389
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		506,000	514,209
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		831,000	858,006
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		676,000	684,344

			$3,056,948

Building – 0.3%
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	440,000	$501,545
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	425,791
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$367,000	378,967
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	475,000	537,022
Owens Corning, 4.2%, 12/15/2022		$281,000	293,922

			$2,137,247

Business Services – 0.4%
Cisco Systems, Inc., 2.2%, 2/28/2021		$953,000	$953,412
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		658,000	676,115
Fidelity National Information Services, Inc., 5%, 10/15/2025		386,000	419,822
Fidelity National Information Services, Inc., 3%, 8/15/2026		758,000	714,181
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		379,000	365,776

			$3,129,306

Cable TV – 0.9%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$1,140,000	$1,295,897
Comcast Corp., 2.75%, 3/01/2023		2,015,000	2,007,669
Comcast Corp., 4.65%, 7/15/2042		712,000	743,023
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		498,000	489,116
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		886,000	888,003
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	674,000	553,097
Sky PLC, 2.5%, 9/15/2026	EUR	700,000	801,647

			$6,778,452

Chemicals – 0.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$727,000	$693,713
LyondellBasell Industries N.V., 5%, 4/15/2019		440,000	463,416
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	500,000	515,424

			$1,672,553

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Computer Software – 0.5%
Microsoft Corp., 1.55%, 8/08/2021		$3,000,000	$2,923,284
Microsoft Corp., 4.1%, 2/06/2037		824,000	850,410

			$3,773,694

Computer Software – Systems – 0.4%
Apple, Inc., 2.7%, 5/13/2022		$1,582,000	$1,601,667
Apple, Inc., 3.6%, 7/31/2042	GBP	300,000	437,701
Apple, Inc., 3.85%, 8/04/2046		$891,000	849,957
Apple, Inc., 4.25%, 2/09/2047		225,000	228,609

			$3,117,934

Conglomerates – 0.2%
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	400,000	$426,554
Johnson Controls International PLC, 4.5%, 2/15/2047		$184,000	186,753
Parker-Hannifin Corp., 1.125%, 3/01/2025 (z)	EUR	170,000	181,356
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		$474,000	476,845

			$1,271,508

Consumer Products – 0.1%
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$294,000	$330,086
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		577,000	592,988

			$923,074

Consumer Services – 0.4%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	600,000	$647,999
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	310,000	351,445
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	950,000	1,001,001
Visa, Inc., 2.8%, 12/14/2022		$1,488,000	1,500,938

			$3,501,383

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	350,000	$495,037

Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$1,135,000	$1,140,984
Tyco Electronics Group S.A., 2.375%, 12/17/2018		778,000	784,924
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	850,000	916,936

			$2,842,844

Emerging Market Quasi-Sovereign – 0.2%
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		$1,570,000	$1,685,389
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		266,000	286,150

			$1,971,539

Issuer	Shares/Par		Value ($)
BONDS – continued
Emerging Market Sovereign – 0.1%
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	500,000	$569,604

Entertainment – 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	820,000	$922,946

Financial Institutions – 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$859,000	$918,055

Food & Beverages – 0.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	400,000	$410,202
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$342,000	358,431
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,130,000	1,150,126
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,479,000	1,564,721
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	600,000	645,025
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	750,000	812,901
J.M. Smucker Co., 4.375%, 3/15/2045		$272,000	271,368
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		409,000	416,292

			$5,629,066

Food & Drug Stores – 0.4%
CVS Health Corp., 2.125%, 6/01/2021		$1,235,000	$1,211,387
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,164,000	1,179,555
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	400,000	525,422

			$2,916,364

Forest & Paper Products – 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$590,000	$648,286

Gaming & Lodging – 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	660,000	$915,923

Insurance – 0.2%
Aviva PLC, 3.375%, 12/04/2045	EUR	470,000	$504,810
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	650,000	893,184
Hiscox Ltd., 6.125%, 11/24/2045	GBP	300,000	404,248

			$1,802,242

Insurance – Health – 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$850,000	$843,054

Insurance – Property & Casualty – 0.7%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$636,000	$636,158
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	400,000	401,858
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$400,000	428,581

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Insurance – Property & Casualty – continued
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		$1,010,000	$977,175
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		267,000	267,959
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		839,000	881,130
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	200,000	227,245
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	200,000	227,245
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$505,000	510,924
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		359,000	363,583
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	400,000	561,232

			$5,483,090

International Market Quasi-Sovereign – 0.9%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	400,000	$442,210
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/2049	GBP	500,000	628,893
ESB Finance Ltd., 2.125%, 6/08/2027	EUR	600,000	690,160
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$710,000	737,335
Statoil A.S.A., 4.25%, 11/23/2041		1,260,000	1,271,952
Statoil A.S.A., FRN, 1.329%, 5/15/2018		759,000	760,222
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		2,880,000	2,831,078

			$7,361,850

International Market Sovereign – 19.8%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	5,584,000	$4,879,100
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,208,000	981,299
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	8,215,000	9,914,880
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	2,477,000	2,721,214
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	700,000	1,278,831
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	1,661,000	2,364,347
Government of Canada, 4.25%, 6/01/2018	CAD	4,927,000	3,857,313
Government of Canada, 2.5%, 6/01/2024	CAD	14,271,000	11,503,187
Government of Canada, 5.75%, 6/01/2033	CAD	2,402,000	2,693,795
Government of Canada, 4%, 6/01/2041	CAD	1,043,000	1,022,287
Government of Japan, 2.1%, 9/20/2024	JPY	16,250,000	169,062

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Government of Japan, 0.4%, 9/20/2025	JPY	821,000,000	$7,612,741
Government of Japan, 0.3%, 12/20/2025	JPY	37,550,000	345,299
Government of Japan, 2.2%, 9/20/2027	JPY	1,104,450,000	12,102,125
Government of Japan, 1.7%, 9/20/2032	JPY	589,000,000	6,339,699
Government of Japan, 1.5%, 3/20/2034	JPY	1,278,000,000	13,402,871
Government of Japan, 2.4%, 3/20/2037	JPY	321,000,000	3,829,222
Government of Japan, 1.8%, 3/20/2043	JPY	569,400,000	6,355,257
Government of Japan, 2%, 3/20/2052	JPY	175,000,000	2,080,666
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	1,691,000	2,426,689
Kingdom of Belgium, 4%, 3/28/2032	EUR	3,978,000	5,876,241
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	14,845,000	2,388,960
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,982,000	2,682,219
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,115,000	3,039,482
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,549,000	4,131,092
Republic of France, 6%, 10/25/2025	EUR	3,951,000	6,066,290
Republic of France, 4.75%, 4/25/2035	EUR	1,505,000	2,413,213
Republic of France, 4.5%, 4/25/2041	EUR	895,000	1,452,325
Republic of Ireland, 5.4%, 3/13/2025	EUR	49,000	70,986
Republic of Italy, 3.75%, 3/01/2021	EUR	8,531,000	10,220,767
Republic of Italy, 5.5%, 9/01/2022	EUR	6,846,000	8,935,806
United Kingdom Treasury, 5%, 3/07/2018	GBP	2,069,000	2,709,188
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	1,649,000	2,713,430
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,392,000	2,482,201
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,103,000	3,462,298
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	799,000	1,564,514
United Kingdom Treasury, 4%, 1/22/2060	GBP	344,000	756,512

			$156,845,408

Local Authorities – 0.2%
Province of Alberta, 1.25%, 6/01/2020	CAD	489,000	$366,784
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	596,437
Province of Manitoba, 4.15%, 6/03/2020	CAD	430,000	351,505

			$1,314,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Major Banks – 3.0%
Bank of America Corp., 1.75%, 6/05/2018		$750,000	$751,913
Bank of America Corp., 7.625%, 6/01/2019		690,000	769,205
Bank of America Corp., 2.625%, 4/19/2021		972,000	969,613
Bank of America Corp., 3.5%, 4/19/2026		974,000	960,491
Bank of America Corp., 3.248%, 10/21/2027		1,280,000	1,218,353
Barclays Bank PLC, 6%, 1/14/2021	EUR	548,000	682,296
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	350,000	453,632
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	481,960
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,265,000	1,388,833
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		530,000	528,549
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,486,000	1,671,572
HSBC Bank PLC, FRN, 1.679%, 5/15/2018 (n)		1,833,000	1,838,702
HSBC Holdings PLC, 4.375%, 11/23/2026		743,000	748,768
JPMorgan Chase & Co., 4.25%, 10/15/2020		1,579,000	1,674,514
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,647,000	1,565,908
Morgan Stanley, 2.2%, 12/07/2018		751,000	754,079
Morgan Stanley, 2.5%, 4/21/2021		650,000	646,490
Morgan Stanley, 5.5%, 7/28/2021		850,000	942,609
Morgan Stanley, 3.125%, 7/27/2026		831,000	793,169
Morgan Stanley, 2.625%, 3/09/2027	GBP	350,000	438,086
Morgan Stanley, 3.95%, 4/23/2027		$636,000	629,887
Nationwide Building Society, 1.25%, 3/03/2025	EUR	470,000	510,260
Nordea Bank AB, 1%, 9/07/2026	EUR	400,000	425,230
PNC Bank N.A., 2.6%, 7/21/2020		$873,000	881,376
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/2049		510,000	570,244
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	538,535
Wells Fargo & Co., 4.1%, 6/03/2026		$760,000	775,952

			$23,610,226

Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$619,000	$637,182
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,025,000	1,029,644
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		141,000	136,103
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		910,000	901,750

Issuer	Shares/Par		Value ($)
BONDS – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		$394,000	$375,135

			$3,079,814

Medical Equipment – 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$1,853,000	$1,896,075

Metals & Mining – 0.4%
Barrick Gold Corp., 4.1%, 5/01/2023		$539,000	$577,930
Cameco Corp., 5.67%, 9/02/2019	CAD	679,000	547,688
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	250,000	342,662
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	760,000	821,956
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	500,000	524,713
Southern Copper Corp., 5.25%, 11/08/2042		$754,000	739,110

			$3,554,059

Midstream – 0.9%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$705,000	$709,333
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,493,000	1,511,452
Enbridge, Inc., 5.5%, 12/01/2046		232,000	246,661
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,250,000	1,248,594
Enterprise Products Operating LLC, 3.9%, 2/15/2024		513,000	525,045
Enterprise Products Operating LLC, 4.85%, 3/15/2044		231,000	233,630
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		967,000	956,189
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)		1,780,000	1,758,307

			$7,189,211

Mortgage-Backed – 5.5%
Fannie Mae, 5.286%, 6/01/2018		$400,231	$410,101
Fannie Mae, 3.829%, 7/01/2018		1,122,269	1,143,563
Fannie Mae, 4.57%, 5/01/2019		218,831	228,550
Fannie Mae, 4.6%, 9/01/2019		577,858	609,325
Fannie Mae, 4.45%, 10/01/2019		402,312	424,244
Fannie Mae, 5%, 12/01/2020 -8/01/2040		3,296,795	3,621,074
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		11,133,651	11,980,660
Fannie Mae, 4%, 3/01/2025 -2/01/2041		5,447,846	5,736,098
Fannie Mae, 5.5%, 11/01/2036 -4/01/2037		267,935	299,233
Fannie Mae, 6%, 9/01/2037 -6/01/2038		444,624	502,622
Fannie Mae, 3.5%, 5/01/2043 -1/01/2047		4,612,166	4,741,413
Freddie Mac, 3.882%, 11/25/2017		278,000	280,204
Freddie Mac, 2.699%, 5/25/2018		692,956	700,764

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 2.323%, 10/25/2018		$443,558	$447,738
Freddie Mac, 5.085%, 3/25/2019		30,000	31,521
Freddie Mac, 4.186%, 8/25/2019		650,000	683,756
Freddie Mac, 2.757%, 5/25/2020		140,199	140,942
Freddie Mac, 3.32%, 7/25/2020		783,345	790,276
Freddie Mac, 4%, 7/01/2025		211,021	221,816
Freddie Mac, 2.673%, 3/25/2026		2,800,000	2,754,213
Freddie Mac, 5.5%, 5/01/2034 -7/01/2037		72,055	80,574
Freddie Mac, 5%, 10/01/2036 -7/01/2041		1,234,089	1,355,191
Freddie Mac, 4.5%, 12/01/2039 -5/01/2042		2,060,553	2,214,447
Freddie Mac, 3.5%, 1/01/2047		1,806,831	1,849,141
Ginnie Mae, 5%, 5/15/2040		176,461	193,763
Ginnie Mae, 3.5%, 6/20/2043		1,681,372	1,750,866

			$43,192,095

Natural Gas – Distribution – 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,420,000	$1,451,950

Network & Telecom – 1.1%
AT&T, Inc, 4.25%, 6/01/2043	GBP	300,000	$402,918
AT&T, Inc., 2.45%, 6/30/2020		$739,000	738,947
AT&T, Inc., 3%, 6/30/2022		1,936,000	1,925,923
AT&T, Inc., 4.75%, 5/15/2046		1,660,000	1,548,924
British Telecom PLC, 5.75%, 12/07/2028	GBP	250,000	414,949
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	500,000	530,194
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,720,000	1,762,543
Verizon Communications, Inc., 1.375%, 11/02/2028	EUR	530,000	541,883
Verizon Communications, Inc., 4.812%, 3/15/2039 (z)		$591,000	575,621

			$8,441,902

Oils – 0.2%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$452,000	$463,441
Marathon Petroleum Corp., 3.625%, 9/15/2024		500,000	492,263
Valero Energy Corp., 4.9%, 3/15/2045		977,000	976,190

			$1,931,894

Other Banks & Diversified Financials – 0.8%
Arion Banki, 2.5%, 4/26/2019	EUR	126,000	$139,342
Bank of Iceland, 1.75%, 9/07/2020	EUR	800,000	873,410
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	327,051
BPCE S.A., 4.5%, 3/15/2025 (n)		$384,000	377,763
Citizens Bank N.A., 2.55%, 5/13/2021		471,000	468,327
Discover Bank, 7%, 4/15/2020		1,071,000	1,194,684
Discover Bank, 3.1%, 6/04/2020		501,000	511,078

Issuer	Shares/Par		Value ($)
BONDS – continued
Other Banks & Diversified Financials – continued
ING Groep N.V., 3.95%, 3/29/2027		$658,000	$659,557
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	450,000	623,601
KBC Groep N.V., 2.375% to 11/25/2019, FRN to 11/25/2024	EUR	600,000	665,696
UniCredit S.p.A., 2%, 3/04/2023	EUR	600,000	657,791

			$6,498,300

Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$437,000	$430,305
Equifax, Inc., 3.3%, 12/15/2022		717,000	726,973

			$1,157,278

Pharmaceuticals – 0.4%
Celgene Corp., 2.875%, 8/15/2020		$1,479,000	$1,501,623
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		898,000	929,760
Gilead Sciences, Inc., 2.35%, 2/01/2020		448,000	451,509

			$2,882,892

Real Estate – Apartment – 0.1%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	500,000	$551,845
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	550,000	629,592

			$1,181,437

Real Estate – Office – 0.3%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$950,000	$942,748
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,050,000	1,147,985

			$2,090,733

Real Estate – Retail – 0.2%
Simon International Finance S.C.A., REIT, 1.375%, 11/18/2022	EUR	400,000	$442,018
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$750,000	815,348

			$1,257,366

Retailers – 0.5%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,107,000	$1,193,479
Dollar General Corp., 4.125%, 7/15/2017		742,000	747,995
Home Depot, Inc., 2.625%, 6/01/2022		695,000	700,671
Home Depot, Inc., 3%, 4/01/2026		830,000	828,551
Kering S.A., 1.25%, 5/10/2026	EUR	200,000	211,548

			$3,682,244

Specialty Chemicals – 0.0%
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	$384,815

Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$577,769
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	300,000	400,667

			$978,436

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	420,000	$324,336
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	384,530
International Finance Corp., 3.25%, 7/22/2019	AUD	675,000	528,056

			$1,236,922

Telecommunications – Wireless – 0.5%
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	600,000	$645,985
American Tower Corp., REIT, 4.7%, 3/15/2022		$327,000	350,202
American Tower Corp., REIT, 3.5%, 1/31/2023		812,000	816,801
American Tower Corp., REIT, 1.375%, 4/04/2025	EUR	270,000	285,760
Crown Castle International Corp., 2.25%, 9/01/2021		$1,072,000	1,042,141
Crown Castle International Corp., 3.7%, 6/15/2026		425,000	417,072
SBA Tower Trust, 2.898%, 10/15/2044 (n)		349,000	350,084

			$3,908,045

Telephone Services – 0.1%
Chorus Ltd. Co., 1.125%, 10/18/2023	EUR	400,000	$426,336
TELUS Corp., 5.05%, 7/23/2020	CAD	687,000	568,637

			$994,973

Tobacco – 0.4%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	500,000	$529,261
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	300,000	320,733
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$660,000	682,915
Reynolds American, Inc., 8.125%, 6/23/2019		327,000	368,663
Reynolds American, Inc., 3.25%, 6/12/2020		266,000	272,932
Reynolds American, Inc., 4.45%, 6/12/2025		258,000	271,573
Reynolds American, Inc., 5.7%, 8/15/2035		819,000	936,359

			$3,382,436

Transportation – Services – 0.4%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$272,235
Autrostrade per L’italia Group, 1.125%, 11/04/2021	EUR	600,000	657,199
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	500,000	495,314

Issuer	Shares/Par		Value ($)
BONDS – continued
Transportation – Services – continued
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$824,000	$1,041,446
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	225,000	370,869

			$2,837,063

U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 5.09%, 10/01/2025		$9,854	$10,432
Small Business Administration, 5.21%, 1/01/2026		279,090	296,608
Small Business Administration, 5.31%, 5/01/2027		107,603	115,904
Small Business Administration, 2.22%, 3/01/2033		1,583,141	1,546,214

			$1,969,158

U.S. Treasury Obligations – 5.3%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$2,716,000	$3,444,439
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,370,000	2,993,329
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		6,353,000	7,078,633
U.S. Treasury Notes, 3.5%, 5/15/2020 (f)		9,797,000	10,374,102
U.S. Treasury Notes, 1.75%, 5/15/2022 (f)		4,384,000	4,337,762
U.S. Treasury Notes, 2%, 2/15/2025 (f)		11,735,000	11,476,009
U.S. Treasury Notes, 1.5%, 8/15/2026		2,663,000	2,464,106

			$42,168,380

Utilities – Electric Power – 1.7%
CMS Energy Corp., 5.05%, 3/15/2022		$954,000	$1,044,343
Duke Energy Corp., 2.65%, 9/01/2026		995,000	927,057
Duke Energy Florida LLC, 3.2%, 1/15/2027		842,000	847,374
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	350,000	619,854
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$416,000	436,800
EDP Finance B.V., 4.125%, 1/20/2021	EUR	500,000	598,475
EDP Finance B.V., 2%, 4/22/2025	EUR	300,000	319,022
Emera U.S. Finance LP, 2.7%, 6/15/2021		$376,000	373,870
Emera U.S. Finance LP, 3.55%, 6/15/2026		430,000	422,702
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	200,000	305,155
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,205,378
Exelon Corp., 3.497%, 6/01/2022		700,000	706,462
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	200,000	306,307
PPL Capital Funding, Inc., 3.1%, 5/15/2026		$1,033,000	992,141
PPL Capital Funding, Inc., 5%, 3/15/2044		473,000	500,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	$280,000	$302,617
Public Service Enterprise Group, 2%, 11/15/2021	1,215,000	1,176,804
Southern Co., 4.4%, 7/01/2046	920,000	879,330
Virginia Electric & Power Co., 3.5%, 3/15/2027	1,200,000	1,224,672

		$13,188,541

Total Bonds		$440,804,982

CONVERTIBLE PREFERRED STOCKS – 0.3%
Utilities – Electric Power – 0.3%
Exelon Corp.	43,172	$2,130,970

PREFERRED STOCKS – 0.4%
Automotive – 0.0%
Hyundai Motor Co. Ltd.	1,619	$149,840

Consumer Products – 0.3%
Henkel AG & Co. KGaA	19,705	$2,524,657

Other Banks & Diversified Financials – 0.1%
Itau Unibanco Holding S.A.	21,300	$257,864

Total Preferred Stocks		$2,932,361

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED – 0.1%
Euro Stoxx 50 Index – September 2017 @ EUR 3,500	900	$1,084,935

PUT OPTIONS PURCHASED – 0.0%
iShares Russell 2000 ETF – April 2017 @ $120	1,903	$15,224

Issuer	Shares/Par
MONEY MARKET FUNDS – 8.9%
MFS Institutional Money Market Portfolio, 0.7% (v)	69,994,844	$69,987,845

COLLATERAL FOR SECURITIES LOANED – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	2,284,896	$2,284,896

Total Investments		$792,293,748

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(1,506,460)

Net Assets – 100.0%		$790,787,288

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,931,961, representing 4.8% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.912%, 6/15/2028	6/14/16	$1,356,000	$1,362,764
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	224,244	227,245
Parker-Hannifin Corp., 1.125%, 3/01/2025	2/21/17	178,381	181,356
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	679,731	569,604
Verizon Communications, Inc., 4.812%, 3/15/2039	9/11/13-1/13/17	590,636	575,621
Total Restricted Securities			$2,916,590
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

ETF	Exchange-Traded Fund

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PJSC	Public Joint Stock Company

Portfolio of Investments (unaudited) – continued

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan Renminbi (Offshore)

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Sheqel

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TRY	Turkish Lira

ZAR	South African Rand

Derivative Contracts at 3/31/17

Forward Foreign Currency Exchange Contracts at 3/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	12,342,222	5/15/17	$9,446,000	$9,422,527	$23,473
BUY	BRL	Barclays Bank PLC	8,278,000	4/04/17	2,612,676	2,644,222	31,546
BUY	BRL	JPMorgan Chase Bank N.A.	2,226,000	4/04/17	702,563	711,046	8,483
BUY	CAD	JPMorgan Chase Bank N.A.	13,564,598	5/15/17	10,167,000	10,206,020	39,020
SELL	CAD	JPMorgan Chase Bank N.A.	12,773,200	5/15/17	9,780,637	9,610,571	170,066
BUY	CHF	Citibank N.A.	3,429,000	6/09/17	3,403,001	3,436,456	33,455
SELL	CHF	JPMorgan Chase Bank N.A.	40,222,679	5/15/17	40,265,361	40,251,258	14,103
BUY	CNH	JPMorgan Chase Bank N.A.	32,507,000	4/26/17	4,669,875	4,721,780	51,905
SELL	CNH	JPMorgan Chase Bank N.A.	33,952,000	4/26/17	5,097,515	4,931,672	165,843
BUY	CZK	Deutsche Bank AG	15,672,000	6/09/17	617,987	624,384	6,397
SELL	DKK	JPMorgan Chase Bank N.A.	10,498,333	5/15/17	1,509,663	1,508,448	1,215
BUY	EUR	Goldman Sachs International	6,755,577	5/15/17	7,156,000	7,220,265	64,265
BUY	EUR	JPMorgan Chase Bank N.A.	9,933,499	6/09/17	10,550,568	10,629,402	78,834
SELL	EUR	Brown Brothers Harriman	2,617,929	6/09/17	2,806,446	2,801,331	5,115
SELL	EUR	Citibank N.A.	405,789	6/09/17	437,870	434,217	3,653
SELL	EUR	Goldman Sachs International	98,258,249	5/15/17-6/09/17	105,046,360	105,017,362	28,998
BUY	GBP	JPMorgan Chase Bank N.A.	22,639,267	5/15/17	28,072,000	28,391,672	319,672
BUY	ILS	Deutsche Bank AG	2,860,000	6/09/17	779,682	791,147	11,465
BUY	INR	Barclays Bank PLC	103,412,000	5/11/17	1,543,071	1,584,456	41,385
BUY	INR	JPMorgan Chase Bank N.A.	556,378,000	5/11/17-6/15/17	8,315,192	8,502,148	186,956
BUY	JPY	Goldman Sachs International	3,747,785,939	6/09/17	33,011,124	33,746,439	735,315
BUY	KRW	Barclays Bank PLC	7,125,035,000	5/15/17	6,216,982	6,374,560	157,578
BUY	KRW	JPMorgan Chase Bank N.A.	113,518,000	5/15/17	98,997	101,561	2,564

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	MXN	Barclays Bank PLC	14,632,000	4/04/17	$743,841	$781,530	$37,689
BUY	MXN	Deutsche Bank AG	11,705,000	4/04/17	595,335	625,192	29,857
BUY	MXN	JPMorgan Chase Bank N.A.	128,616,081	6/09/17	6,569,248	6,800,313	231,065
BUY	MXN	UBS AG	17,557,000	4/04/17	891,777	937,761	45,984
BUY	MYR	Citibank N.A.	2,774,756	5/02/17	623,611	626,318	2,707
SELL	NOK	Goldman Sachs International	67,020,767	5/15/17	7,979,000	7,808,900	170,100
BUY	NZD	JPMorgan Chase Bank N.A.	912,028	6/09/17	633,426	638,254	4,828
SELL	NZD	Goldman Sachs International	35,564,339	5/15/17	24,988,000	24,904,390	83,610
BUY	PLN	JPMorgan Chase Bank N.A.	4,992,931	6/09/17	1,226,123	1,258,251	32,128
BUY	SEK	Goldman Sachs International	69,002,522	6/09/17	7,696,982	7,724,607	27,625
SELL	SEK	Goldman Sachs International	112,573,039	5/15/17	12,660,940	12,587,096	73,844
SELL	SEK	JPMorgan Chase Bank N.A.	20,398,093	5/15/17	2,294,060	2,280,766	13,294
BUY	SGD	Barclays Bank PLC	1,438,000	6/09/17	1,019,424	1,028,516	9,092
BUY	THB	JPMorgan Chase Bank N.A.	56,941,650	5/22/17	1,641,443	1,657,702	16,259
BUY	TRY	JPMorgan Chase Bank N.A.	81,000	6/09/17	21,156	21,866	710

							$2,960,098

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	24,346,644	5/15/17	$18,669,007	$18,587,164	$(81,843)
SELL	AUD	Westpac Banking Corp.	7,520,232	6/09/17	5,688,492	5,738,622	(50,130)
BUY	BRL	JPMorgan Chase Bank N.A.	5,090,000	4/04/17	1,627,758	1,625,886	(1,872)
BUY	BRL	Merrill Lynch International	2,910,000	4/04/17	930,010	929,534	(476)
BUY	BRL	Morgan Stanley Capital Services, Inc.	7,273,000	4/04/17	2,324,385	2,323,197	(1,188)
SELL	BRL	Barclays Bank PLC	8,278,000	4/04/17	2,615,250	2,644,222	(28,972)
SELL	BRL	JPMorgan Chase Bank N.A.	7,316,000	4/04/17	2,311,532	2,336,932	(25,400)
SELL	BRL	Merrill Lynch International	2,910,000	4/04/17	918,444	929,534	(11,090)
SELL	BRL	Morgan Stanley Capital Services, Inc.	7,273,000	4/04/17	2,295,480	2,323,197	(27,717)
BUY	CAD	JPMorgan Chase Bank N.A.	14,433,278	5/15/17	10,867,000	10,859,615	(7,385)
SELL	CAD	Citibank N.A.	19,943,846	6/09/17	14,884,412	15,010,301	(125,889)
BUY	CHF	Goldman Sachs International	2,770,011	5/15/17	2,776,773	2,771,980	(4,793)
BUY	CHF	JPMorgan Chase Bank N.A.	2,699,801	5/15/17	2,717,000	2,701,720	(15,280)
SELL	DKK	Goldman Sachs International	6,373,569	6/09/17	910,267	916,945	(6,678)
BUY	EUR	Citibank N.A.	549,683	6/09/17	592,951	588,192	(4,759)
BUY	EUR	Deutsche Bank AG	921,000	6/09/17	986,013	985,522	(491)
BUY	EUR	Goldman Sachs International	6,679,247	5/15/17 - 6/09/17	7,169,778	7,142,214	(27,564)
BUY	EUR	JPMorgan Chase Bank N.A.	6,001,208	4/18/17	6,416,792	6,406,052	(10,740)
SELL	EUR	Barclays Bank PLC	189,621	6/09/17	201,514	202,905	(1,391)
SELL	EUR	JPMorgan Chase Bank N.A.	30,223,688	5/15/17	32,254,115	32,302,649	(48,534)
SELL	GBP	Barclays Bank PLC	1,354,051	6/09/17	1,656,691	1,699,091	(42,400)
SELL	GBP	JPMorgan Chase Bank N.A.	36,175,139	5/15/17	45,289,102	45,366,868	(77,766)
SELL	GBP	Morgan Stanley Capital Services, Inc.	347,239	6/09/17	426,040	435,722	(9,682)
SELL	ILS	JPMorgan Chase Bank N.A.	2,517,156	5/15/17	673,338	695,753	(22,415)
BUY	JPY	JPMorgan Chase Bank N.A.	3,053,813,581	5/15/17	27,482,000	27,470,875	(11,125)
SELL	JPY	Brown Brothers Harriman	55,123,000	6/09/17	495,644	496,348	(704)
SELL	JPY	JPMorgan Chase Bank N.A.	7,575,681,641	5/15/17	67,008,033	68,147,776	(1,139,743)
SELL	KRW	JPMorgan Chase Bank N.A.	6,083,816,100	4/10/17	5,306,008	5,440,737	(134,729)
SELL	MXN	Goldman Sachs International	94,292,000	6/09/17	4,848,814	4,985,497	(136,683)
SELL	MXN	JPMorgan Chase Bank N.A.	43,894,000	4/04/17	2,332,802	2,344,483	(11,681)
BUY	NOK	Deutsche Bank AG	5,565,284	6/09/17	657,471	648,595	(8,876)
BUY	NOK	Goldman Sachs International	357,947,765	5/15/17	42,597,725	41,706,151	(891,574)
BUY	NZD	Goldman Sachs International	16,755,711	5/15/17	12,046,518	11,733,404	(313,114)
BUY	SEK	Goldman Sachs International	112,726,744	5/15/17	12,717,339	12,604,282	(113,057)
SELL	SEK	Goldman Sachs International	178,025,202	5/15/17	19,769,000	19,905,479	(136,479)
SELL	SGD	JPMorgan Chase Bank N.A.	1,238,213	5/15/17	872,429	885,458	(13,029)
BUY	ZAR	JPMorgan Chase Bank N.A.	18,564,135	6/09/17	1,410,166	1,368,074	(42,092)

							$(3,587,341)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 3/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index (Long)	EUR	163	$8,895,259	April - 2017	$150,287
DAX Index (Long)	EUR	63	20,716,145	June - 2017	423,252
FTSE/MIB Index (Long)	EUR	38	4,064,177	June - 2017	141,208
FTSE 100 Index (Long)	GBP	337	30,719,159	June - 2017	10,082
IBEX 35 Index (Long)	EUR	120	13,330,048	April - 2017	168,694
KOSPI 200 Index (Long)	KRW	31	1,952,227	June - 2017	74,153
Mexican Bolsa Index (Long)	MXN	227	5,891,227	June - 2017	141,009
MSCI Singapore Index (Long)	SGD	213	5,319,480	April - 2017	50,506
OMX 30 Index (Long)	SEK	1538	27,157,634	April - 2017	228,972
E-Mini S&P 500 index (Short)	USD	269	31,731,240	June - 2017	52,318
S&P/TSX 60 Index (Short)	CAD	202	27,709,020	June - 2017	40,412
TOPIX Index (Short)	JPY	145	19,699,317	June - 2017	277,052

					$1,757,945

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	827	$81,156,934	June - 2017	$1,544,360
Canadian Treasury Bond 10 yr (Short)	CAD	383	39,548,490	June - 2017	161,866
German Euro Bund 10 yr (Long)	EUR	262	45,117,140	June - 2017	102,046
U.S. Treasury Note 10 yr (Short)	USD	184	22,919,500	June - 2017	3,457

					$1,811,729

					$3,569,674

Liability Derivatives
Equity Futures
AEX 25 Index (Short)	EUR	215	$23,633,456	April - 2017	$(149,273)
ASX SPI 200 Index (Short)	AUD	247	27,589,100	June - 2017	(373,469)
BIST 30 Index (Long)	TRY	7,145	21,364,522	April - 2017	(203,977)
Bovespa Index (Long)	BRL	712	14,837,010	April - 2017	(499,337)
FTSE JSE Top 40 Index (Short)	ZAR	616	21,014,134	June - 2017	(317,777)
Hang Seng China Enterprises Index (Long)	HKD	124	8,207,630	April - 2017	(65,869)
Hang Seng Index (Long)	HKD	128	19,872,406	April - 2017	(214,198)
MSCI Taiwan Index (Long)	USD	463	16,793,010	April - 2017	(199,437)
NIFTY 50 Index (Short)	USD	1,148	21,118,608	April - 2017	(141,514)
Russell 2000 Index (Short)	USD	328	22,704,160	June - 2017	(361,095)

					$(2,525,946)

Interest Rate Futures
United Kingdom Gilt Bond 10 yr (Short)	GBP	388	$62,019,876	June - 2017	$(759,394)
Japan Government Bond 10 yr (Short)	JPY	38	51,294,709	June - 2017	(75,604)

					$(834,998)

					$(3,360,944)

At March 31, 2017, the fund had cash collateral of $155,465 and other liquid securities with an aggregate value of $23,525,438 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$149,889,884	$—	$—	$149,889,884
Japan	22,780,322	—	—	22,780,322
Switzerland	21,539,024	—	—	21,539,024
United Kingdom	20,261,629	—	—	20,261,629
Germany	12,391,460	—	—	12,391,460
France	10,576,516	—	—	10,576,516
Taiwan	6,574,159	—	—	6,574,159
Canada	5,907,366	—	—	5,907,366
Netherland	4,764,878	—	—	4,764,878
Other Countries	23,247,513	1,283,274	—	24,530,787
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	44,137,538	—	44,137,538
Non-U.S. Sovereign Debt	—	167,985,323	—	167,985,323
U.S. Corporate Bonds	—	111,135,571	—	111,135,571
Residential Mortgage-Backed Securities	—	43,192,095	—	43,192,095
Commercial Mortgage-Backed Securities	—	8,516,258	—	8,516,258
Asset-Backed Securities (including CDOs)	—	18,071,382	—	18,071,382
Foreign Bonds	—	47,766,815	—	47,766,815
Mutual Funds	72,272,741	—	—	72,272,741
Total Investments	$350,205,492	$442,088,256	$—	$792,293,748

Other Financial Instruments
Futures Contracts – Assets	$3,569,674	$—	$—	$3,569,674
Futures Contracts – Liabilities	(3,360,944)	—	—	(3,360,944)
Forward Foreign Currency Exchange Contracts – Assets	—	2,960,098	—	2,960,098
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,587,341)	—	(3,587,341)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $70,459,473 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$715,186,683
Gross unrealized appreciation	96,141,065
Gross unrealized depreciation	(19,034,000)
Net unrealized appreciation (depreciation)	$77,107,065

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	67,748,319	39,771,159	(37,524,634)	69,994,844

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,281)	$—	$109,857	$69,987,845

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	50.5%
Germany	14.1%
Australia	8.1%
France	4.3%
Sweden	3.9%
Italy	3.6%
Switzerland	3.2%
Taiwan	3.0%
Canada	(4.7)%
Other Countries	14.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

March 31, 2017

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 99.7%
Agency – Other – 4.9%
Financing Corp., 9.4%, 2/08/2018	$6,495,000	$6,937,037
Financing Corp., 9.8%, 4/06/2018	7,760,000	8,429,059
Financing Corp., 10.35%, 8/03/2018	3,915,000	4,387,564
Financing Corp., STRIPS, 0%, 11/30/2017	10,160,000	10,087,143

		$29,840,803

Asset-Backed & Securitized – 4.7%
A Voce CLO, Ltd., 2014-1A, “A1R”, FRN, 2.183%, 7/15/2026 (n)	$2,277,000	$2,274,317
Atrium CDO Corp., 2011-A, “A1R”, FRN, 2.105%, 10/23/2025 (n)	2,306,000	2,303,146
Cent CLO LP, 2014-21A, “A1”, FRN, 2.368%, 7/27/2026 (n)	2,454,095	2,453,044
CNH Equipment Trust, 2015-C, “A2B”, FRN, 1.463%, 12/17/2018	304,662	304,855
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,543,149
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.958%, 9/15/2039	1,152,120	1,157,663
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.715%, 6/15/2039	1,983,044	1,998,003
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.958%, 9/15/2039	1,882,777	1,897,372
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	147,103
CWCapital Cobalt Ltd., “A4”, FRN, 5.879%, 5/15/2046	1,698,331	1,702,015
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.181%, 10/15/2026 (n)	1,537,212	1,537,212
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 1.512%, 8/15/2020	960,000	964,548
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.204%, 1/19/2025 (n)	1,470,987	1,473,315
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.84%, 6/15/2049	1,885,814	1,886,432
Morgan Stanley Capital I Trust, “AM”, FRN, 5.777%, 4/15/2049	2,026,429	2,023,496
TICP CLO Ltd., FRN, 2.21%, 1/20/2027 (z)	2,261,352	2,261,352
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	1,978,951
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	916,406

		$28,822,379

Automotive – 0.4%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$1,014,000	$1,022,050
Hyundai Capital America, 2%, 3/19/2018 (n)	1,115,000	1,116,005
Hyundai Capital America, 2.4%, 10/30/2018 (n)	222,000	222,698

		$2,360,753

Issuer	Shares/Par	Value ($)
BONDS – continued
Business Services – 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,271,000	$1,266,358

Computer Software – 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$541,000	$546,095

Computer Software – Systems – 0.3%
Apple, Inc., 3.25%, 2/23/2026	$1,696,000	$1,713,286

Consumer Products – 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$1,293,000	$1,320,853

Local Authorities – 0.7%
State of California (Build America Bonds), 7.6%, 11/01/2040	$1,935,000	$2,886,788
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,648,378

		$4,535,166

Major Banks – 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (z)	$565,000	$568,647

Mortgage-Backed – 53.5%
Fannie Mae, 6%, 4/01/2017 - 7/01/2037	$1,421,894	$1,611,994
Fannie Mae, 5.5%, 8/01/2017 - 3/01/2038	11,210,631	12,500,503
Fannie Mae, 3.8%, 2/01/2018	598,039	603,763
Fannie Mae, 5%, 2/01/2018 - 3/01/2041	8,144,576	8,895,212
Fannie Mae, 4%, 3/01/2018 - 2/01/2045	47,859,014	50,366,974
Fannie Mae, 3.99%, 4/01/2018	600,000	608,719
Fannie Mae, 3.735%, 6/01/2018	532,142	538,779
Fannie Mae, 5.6%, 1/01/2019	414,054	437,151
Fannie Mae, 5.1%, 3/01/2019	177,218	185,500
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	24,120,080	25,913,277
Fannie Mae, 4.829%, 8/01/2019	1,605,993	1,698,772
Fannie Mae, 5.05%, 8/01/2019	299,900	319,784
Fannie Mae, 4.67%, 9/01/2019	508,395	537,847
Fannie Mae, 4.83%, 9/01/2019	356,330	378,137
Fannie Mae, 1.99%, 10/01/2019	953,317	955,834
Fannie Mae, 1.97%, 11/01/2019	367,337	367,199
Fannie Mae, 4.88%, 3/01/2020	214,206	223,249
Fannie Mae, 4.14%, 8/01/2020	427,838	452,843
Fannie Mae, 2.56%, 10/01/2021	234,845	235,458
Fannie Mae, 2.67%, 3/01/2022	454,307	462,626
Fannie Mae, 2.152%, 1/25/2023	1,600,000	1,568,031
Fannie Mae, 2.73%, 4/01/2023	511,840	521,523
Fannie Mae, 2.41%, 5/01/2023	645,900	647,023
Fannie Mae, 2.55%, 5/01/2023	556,282	561,414
Fannie Mae, 2.59%, 5/01/2023	354,045	358,049
Fannie Mae, 4.5%, 5/01/2025	140,474	145,272
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	21,566,591	21,862,259
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	1,071,325	1,230,269
Fannie Mae, 3.5%, 1/01/2042 - 1/01/2047	34,110,253	34,962,102

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Mortgage-Backed – continued
Fannie Mae, FRN, 1.331%, 5/25/2018	$1,115,275	$1,115,513
Fannie Mae, TBA, 4%, 5/01/2046	3,423,100	3,583,558
Freddie Mac, 3.154%, 2/25/2018	1,983,067	2,004,900
Freddie Mac, 5%, 9/01/2018 - 6/01/2040	1,630,325	1,771,105
Freddie Mac, 2.22%, 12/25/2018	1,500,000	1,512,139
Freddie Mac, 2.086%, 3/25/2019	1,800,000	1,810,593
Freddie Mac, 1.883%, 5/25/2019	3,750,000	3,756,846
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	3,783,483	4,294,113
Freddie Mac, 2.456%, 8/25/2019	1,862,000	1,890,990
Freddie Mac, 4.186%, 8/25/2019	814,000	856,273
Freddie Mac, 1.869%, 11/25/2019	3,000,000	2,999,367
Freddie Mac, 4.251%, 1/25/2020	1,449,000	1,536,240
Freddie Mac, 2.313%, 3/25/2020	3,022,000	3,051,629
Freddie Mac, 4.224%, 3/25/2020	1,911,350	2,028,592
Freddie Mac, 3.808%, 8/25/2020	999,000	1,053,716
Freddie Mac, 3.034%, 10/25/2020	1,327,000	1,369,480
Freddie Mac, 2.791%, 1/25/2022	1,400,000	1,430,665
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	2,942,837	3,277,089
Freddie Mac, 2.716%, 6/25/2022	1,616,064	1,644,864
Freddie Mac, 2.682%, 10/25/2022	1,500,000	1,522,760
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	3,900,861	4,187,912
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,335,765
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,085,644
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,640,431
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,406,044	4,564,967
Freddie Mac, 3.06%, 7/25/2023	886,000	911,555
Freddie Mac, 2.454%, 8/25/2023	1,469,000	1,463,783
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,912,129
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,037,228
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,200,622
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	3,295,236	3,462,532
Freddie Mac, 3.01%, 7/25/2025	904,000	916,569
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,632,027
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	695,468	799,925
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	35,109,068	36,001,759
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	18,691,676	18,613,176
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	2,351,534	2,640,908
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	5,540,789	5,985,307
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	1,091,695	1,158,277
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	9,810,700	10,214,690
Ginnie Mae, 3%, 7/20/2043	3,187,167	3,227,770
Ginnie Mae, 6.157%, 4/20/2058	34,512	38,083

		$326,691,054

Other Banks & Diversified Financials – 0.5%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,492,000	$1,469,365
ING Groep N.V., 3.15%, 3/29/2022	1,606,000	1,609,744

		$3,079,109

Issuer	Shares/Par	Value ($)
BONDS – continued
Restaurants – 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$604,000	$612,118

Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,277,954

U.S. Government Agencies and Equivalents – 3.9%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,463,186
AID-Ukraine, 1.844%, 5/16/2019	2,527,000	2,552,283
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,136,616
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	2,205,000	2,223,657
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	2,742,000	2,808,740
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	602,571
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	779,465
Private Export Funding Corp., 1.875%, 7/15/2018	2,300,000	2,315,583
Small Business Administration, 6.35%, 4/01/2021	99,966	105,965
Small Business Administration, 6.34%, 5/01/2021	100,129	106,034
Small Business Administration, 6.44%, 6/01/2021	172,150	182,919
Small Business Administration, 6.625%, 7/01/2021	183,963	196,390
Small Business Administration, 6.07%, 3/01/2022	131,626	140,719
Small Business Administration, 4.98%, 11/01/2023	217,245	230,856
Small Business Administration, 4.77%, 4/01/2024	474,159	499,991
Small Business Administration, 5.52%, 6/01/2024	212,675	226,657
Small Business Administration, 4.99%, 9/01/2024	32,203	34,061
Small Business Administration, 5.11%, 4/01/2025	332,553	353,151
Small Business Administration, 2.21%, 2/01/2033	1,003,358	979,868
Small Business Administration, 2.22%, 3/01/2033	1,804,060	1,761,981
Small Business Administration, 3.15%, 7/01/2033	1,653,437	1,705,995
Small Business Administration, 3.16%, 8/01/2033	931,012	962,017
Small Business Administration, 3.62%, 9/01/2033	581,306	612,481
Tennessee Valley Authority, 1.75%, 10/15/2018	1,889,000	1,903,594

		$23,884,780

U.S. Treasury Obligations – 29.7%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$217,406
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,602,571

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 6%, 2/15/2026	$2,699,000	$3,488,773
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,548,685
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	444,162
U.S. Treasury Bonds, 5.25%, 2/15/2029	284,000	364,108
U.S. Treasury Bonds, 4.5%, 8/15/2039	8,578,500	10,834,714
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	8,338,958
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	13,163,031
U.S. Treasury Bonds, 2.5%, 2/15/2045	19,447,000	17,474,199
U.S. Treasury Notes, 1.75%, 11/30/2021	11,000,000	10,928,247
U.S. Treasury Notes, 2.625%, 4/30/2018	3,749,000	3,809,629
U.S. Treasury Notes, 2.75%, 2/15/2019	4,802,400	4,936,906
U.S. Treasury Notes, 3.125%, 5/15/2019	4,427,000	4,595,434
U.S. Treasury Notes, 1%, 6/30/2019	6,347,000	6,302,374
U.S. Treasury Notes, 1.625%, 6/30/2019	4,454,000	4,483,053
U.S. Treasury Notes, 2.625%, 8/15/2020	8,002,000	8,259,248
U.S. Treasury Notes, 2%, 11/30/2020	4,541,000	4,587,473
U.S. Treasury Notes, 3.125%, 5/15/2021	1,901,000	1,999,911
U.S. Treasury Notes, 1.75%, 5/15/2022	23,594,000	23,345,154

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.5%, 8/15/2023	$28,069,000	$28,636,948
U.S. Treasury Notes, 2.5%, 5/15/2024	16,369,000	16,662,496
U.S. Treasury Notes, 2%, 8/15/2025	438,000	426,503
U.S. Treasury Notes, 2%, 11/15/2026	1,880,000	1,816,110

		$181,266,093

Utilities – Electric Power – 0.2%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	$1,139,000	$1,142,671

Total Bonds		$608,928,119

MONEY MARKET FUNDS – 2.5%
MFS Institutional Money Market Portfolio, 0.7% (v)	15,202,134	$15,200,613

Total Investments		$624,128,732

OTHER ASSETS, LESS LIABILITIES – (2.2)%		(13,166,526)

Net Assets – 100.0%		$610,962,206

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,849,102 representing 2.1% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
TICP CLO Ltd., FRN, 2.21%, 1/20/2027	3/20/17	$2,261,352	$2,261,352
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023	3/16/17	564,989	568,647
Total Restricted Securities			$2,829,999
% of Net assets			0.5%
The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$234,991,676	$—	$234,991,676
Non-U.S. Sovereign Debt	—	1,277,954	—	1,277,954
Municipal Bonds	—	4,535,166	—	4,535,166
U.S. Corporate Bonds	—	7,623,431	—	7,623,431
Residential Mortgage-Backed Securities	—	326,691,054	—	326,691,054
Commercial Mortgage-Backed Securities	—	15,250,589	—	15,250,589
Asset-Backed Securities (including CDOs)	—	13,571,790	—	13,571,790
Foreign Bonds	—	4,986,459	—	4,986,459
Mutual Funds	15,200,613	—	—	15,200,613
Total Investments	$15,200,613	$608,928,119	$—	$624,128,732

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$628,091,570
Gross unrealized appreciation	9,144,765
Gross unrealized depreciation	(13,107,603)
Net unrealized appreciation (depreciation)	$(3,962,838)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,685,381	42,179,537	(33,662,784)	15,202,134

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(826)	$—	$12,173	$15,200,613

5

QUARTERLY REPORT

March 31, 2017

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 91.2%
Aerospace – 0.8%
KLX, Inc., 5.875%, 12/01/2022 (n)	$1,565,000	$1,613,906
TransDigm, Inc., 6%, 7/15/2022	390,000	395,109
TransDigm, Inc., 6.5%, 7/15/2024	955,000	968,131
TransDigm, Inc., 6.375%, 6/15/2026	635,000	635,375

		$3,612,521

Asset-Backed & Securitized – 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.778%, 12/10/2049	$2,086,863	$162,013
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	1,597,857	186,773
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.619%, 4/26/2050 (a)(p)(z)	1,130,371	11

		$348,797

Automotive – 1.9%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$2,059,000	$2,079,590
Gates Global LLC, 6%, 7/15/2022 (n)	1,830,000	1,862,025
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	2,145,000	2,091,375
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	1,600,000	1,666,000
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,045,000	1,081,575

		$8,780,565

Broadcasting – 2.4%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)	$1,260,000	$1,323,000
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	975,000	989,625
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	1,260,000	1,310,400
Liberty Media Corp. – Liberty Formula One, 8.5%, 7/15/2029	1,480,000	1,642,800
Match Group, Inc., 6.375%, 6/01/2024	1,395,000	1,509,209
Netflix, Inc., 5.375%, 2/01/2021	1,045,000	1,116,844
Netflix, Inc., 5.875%, 2/15/2025	875,000	940,625
Netflix, Inc., 4.375%, 11/15/2026 (n)	775,000	761,437
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	1,515,000	1,522,575

		$11,116,515

Building – 3.7%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$1,465,000	$1,523,600
Allegion PLC, 5.875%, 9/15/2023	750,000	800,625
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	1,690,000	1,763,937
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	1,735,000	1,847,775
Gibraltar Industries, Inc., 6.25%, 2/01/2021	1,515,000	1,560,450
HD Supply, Inc., 5.75%, 4/15/2024 (n)	1,715,000	1,803,837

Issuer	Shares/Par	Value ($)
BONDS – continued
Building – continued
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (z)	$820,000	$867,150
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	1,795,000	1,830,900
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	1,730,000	1,752,698
Standard Industries, Inc., 6%, 10/15/2025 (n)	1,055,000	1,089,287
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	2,370,000	2,417,400

		$17,257,659

Business Services – 1.6%
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	$465,000	$468,488
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	1,540,000	1,593,900
Equinix, Inc., 4.875%, 4/01/2020	1,075,000	1,101,875
Equinix, Inc., 5.375%, 4/01/2023	1,145,000	1,192,231
Equinix, Inc., 5.375%, 1/01/2022	320,000	336,800
Equinix, Inc., 5.75%, 1/01/2025	335,000	354,263
Iron Mountain, Inc., REIT, 6%, 8/15/2023	1,610,000	1,694,525
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	680,000	712,300

		$7,454,382

Cable TV – 6.0%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$2,590,000	$2,696,190
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	1,260,000	1,294,650
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022	250,000	259,375
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	1,395,000	1,450,800
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	3,415,000	3,517,450
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	565,000	579,831
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	1,090,000	1,144,500
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	788,000	811,640
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	1,935,000	1,966,444
DISH DBS Corp., 5%, 3/15/2023	1,090,000	1,095,450
DISH DBS Corp., 5.875%, 11/15/2024	985,000	1,034,496
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	860,000	820,225
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	595,000	490,875
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	440,000	466,400

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Cable TV – continued
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	945,000	$1,132,881
Lynx II Corp., 6.375%, 4/15/2023 (n)		$1,185,000	1,235,363
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		770,000	787,325
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,355,000	1,451,544
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		950,000	972,325
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		1,405,000	1,461,045
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		835,000	878,837
Videotron Ltd., 5.125%, 4/15/2027 (z)		500,000	500,000
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	200,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		955,000	959,775
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		735,000	740,513

			$27,948,434

Chemicals – 2.3%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$1,510,000	$1,547,750
Chemours Co., 6.625%, 5/15/2023		1,120,000	1,187,200
Chemours Co., 7%, 5/15/2025		525,000	565,163
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		1,340,000	1,350,050
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		1,190,000	1,350,650
Tronox Finance LLC, 6.375%, 8/15/2020		1,215,000	1,219,556
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		1,380,000	1,428,300
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		1,810,000	1,898,237

			$10,546,906

Computer Software – 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$1,385,000	$1,509,901
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		1,485,000	1,561,228
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		1,565,000	1,600,212
VeriSign, Inc., 4.625%, 5/01/2023		1,620,000	1,638,225

			$6,309,566

Computer Software – Systems – 1.6%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		$815,000	$853,713
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		510,000	520,200
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		1,690,000	1,761,825
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		2,240,000	2,290,400
Western Digital Corp., 10.5%, 4/01/2024		1,615,000	1,903,681

			$7,329,819

Issuer	Shares/Par	Value ($)
BONDS – continued
Conglomerates – 2.7%
Amsted Industries Co., 5%, 3/15/2022 (n)	$2,500,000	$2,512,500
Apex Tool Group, 7%, 2/01/2021 (n)	790,000	714,950
EnerSys, 5%, 4/30/2023 (n)	2,735,000	2,752,094
Enpro Industries, Inc., 5.875%, 9/15/2022 (z)	160,000	165,600
Enpro Industries, Inc., 5.875%, 9/15/2022	2,175,000	2,251,125
Entegris, Inc., 6%, 4/01/2022 (n)	2,032,000	2,120,900
Gardner Denver, Inc., 6.875%, 8/15/2021 (n)	480,000	495,600
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	1,760,000	1,775,400

		$12,788,169

Construction – 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$930,000	$244,840
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	807,000	209,820

		$454,660

Consumer Products – 1.1%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$1,810,000	$1,905,025
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	1,305,000	1,334,363
Spectrum Brands, Inc., 5.75%, 7/15/2025	1,605,000	1,697,287

		$4,936,675

Consumer Services – 3.1%
ADT Corp., 4.125%, 6/15/2023	$885,000	$845,175
ADT Corp., 6.25%, 10/15/2021	2,085,000	2,266,187
Garda World Security Corp., 7.25%, 11/15/2021 (n)	835,000	805,775
Garda World Security Corp., 7.25%, 11/15/2021 (n)	1,445,000	1,394,425
Interval Acquisition Corp., 5.625%, 4/15/2023	2,890,000	2,933,350
Mobile Mini, Inc., 5.875%, 7/01/2024	1,610,000	1,662,325
Monitronics International, Inc., 9.125%, 4/01/2020	1,360,000	1,314,957
Service Corp. International, 5.375%, 5/15/2024	1,003,000	1,043,471
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	1,975,000	2,024,375

		$14,290,040

Containers – 3.9%
Berry Plastics Group, Inc., 5.5%, 5/15/2022	$2,200,000	$2,285,250
Berry Plastics Group, Inc., 6%, 10/15/2022	500,000	528,750
Crown American LLC, 4.5%, 1/15/2023	1,477,000	1,510,233
Crown American LLC, 4.25%, 9/30/2026 (n)	870,000	836,836

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Containers – continued
Multi-Color Corp., 6.125%, 12/01/2022 (n)	$2,035,000	$2,121,488
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	1,992,000	2,041,800
Reynolds Group, 5.75%, 10/15/2020	1,265,000	1,301,381
Reynolds Group, 5.125%, 7/15/2023 (n)	1,260,000	1,294,650
Reynolds Group, 7%, 7/15/2024 (n)	1,265,000	1,354,341
Sealed Air Corp., 4.875%, 12/01/2022 (n)	1,950,000	2,031,647
Sealed Air Corp., 5.125%, 12/01/2024 (n)	365,000	379,144
Signode Industrial Group, 6.375%, 5/01/2022 (n)	1,570,000	1,610,223
Silgan Holdings, Inc., 5.5%, 2/01/2022	185,000	190,087
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	615,000	617,306

		$18,103,136

Electrical Equipment – 0.2%
Commscope Tech LLC, 5%, 3/15/2027 (n)	$1,150,000	$1,148,217

Electronics – 0.5%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$835,000	$870,487
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,685,000	1,697,638

		$2,568,125

Energy – Independent – 5.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$1,690,000	$1,761,825
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	2,075,000	2,080,187
Concho Resources, Inc., 5.5%, 4/01/2023	1,455,000	1,505,925
Consol Energy, Inc., 5.875%, 4/15/2022	880,000	870,100
Consol Energy, Inc., 8%, 4/01/2023	1,965,000	2,065,706
Continental Resources, Inc., 4.5%, 4/15/2023	2,505,000	2,437,666
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)	1,930,000	1,978,250
Gulfport Energy Corp., 6%, 10/15/2024 (n)	1,445,000	1,401,650
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	520,000	510,900
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	2,055,000	2,106,375
Rice Energy, Inc., 7.25%, 5/01/2023	1,830,000	1,948,950
Sanchez Energy Corp., 6.125%, 1/15/2023	1,700,000	1,576,750
Seven Generations Energy, 8.25%, 5/15/2020 (n)	990,000	1,034,550
SM Energy Co., 6.75%, 9/15/2026	1,710,000	1,723,894
Whiting Petroleum Corp., 6.25%, 4/01/2023	1,825,000	1,815,875

		$24,818,603

Issuer	Shares/Par	Value ($)
BONDS – continued
Energy – Integrated – 0.2%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$666,000	$759,563

Entertainment – 1.8%
Cedar Fair LP, 5.25%, 3/15/2021	$1,685,000	$1,727,125
Cedar Fair LP, 5.375%, 6/01/2024	515,000	527,875
Cinemark USA, Inc., 5.125%, 12/15/2022	1,205,000	1,229,100
Cinemark USA, Inc., 4.875%, 6/01/2023	1,035,000	1,045,868
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	1,500,000	1,542,300
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	2,505,000	2,479,950

		$8,552,218

Financial Institutions – 4.3%
Aircastle Ltd., 4.625%, 12/15/2018	$835,000	$863,181
Aircastle Ltd., 5.125%, 3/15/2021	1,015,000	1,075,900
Aircastle Ltd., 5.5%, 2/15/2022	1,595,000	1,710,638
CIT Group, Inc., 6.625%, 4/01/2018 (n)	1,775,000	1,848,219
CIT Group, Inc., 5.5%, 2/15/2019 (n)	1,223,000	1,285,679
CIT Group, Inc., 5.25%, 3/15/2018	785,000	806,097
Credit Acceptance Corp., 7.375%, 3/15/2023	886,000	890,430
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	2,330,000	2,415,919
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	820,000	830,250
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	525,000	531,563
Navient Corp., 6.125%, 3/25/2024	814,000	775,335
Navient Corp., 7.25%, 9/25/2023	775,000	778,875
Navient Corp., 8%, 3/25/2020	1,800,000	1,955,250
Navient Corp., 7.25%, 1/25/2022	2,395,000	2,487,088
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	1,740,000	1,809,600

		$20,064,024

Food & Beverages – 2.3%
Aramark Services, Inc. Co., 4.75%, 6/01/2026	$1,240,000	$1,247,750
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	1,100,000	1,119,580
JBS Investments GmbH, 7.25%, 4/03/2024	925,000	957,375
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	2,205,000	2,271,150
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	860,000	877,200
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	400,000	408,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	1,765,000	1,840,012
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,875,000	1,945,312

		$10,666,379

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Forest & Paper Products – 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$1,115,000	$655,063

Gaming & Lodging – 3.0%
CCM Merger, Inc., 6%, 3/15/2022 (z)	$1,240,000	$1,264,800
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,665,000	1,764,900
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	260,000	268,450
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	1,470,000	1,538,723
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)	1,520,000	1,538,544
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	620,000	640,925
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	1,404,000	1,448,086
MGM Resorts International, 6.625%, 12/15/2021	1,505,000	1,664,906
MGM Resorts International, 6%, 3/15/2023	1,080,000	1,166,400
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	1,940,000	1,969,100
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	710,000	720,650

		$13,985,484

Insurance – Health – 0.5%
Centene Corp., 5.625%, 2/15/2021	$925,000	$968,105
Centene Corp., 6.125%, 2/15/2024	1,240,000	1,331,450

		$2,299,555

Machinery & Tools – 1.5%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$1,450,000	$1,526,125
CNH Industrial Capital LLC, 4.375%, 11/06/2020	2,300,000	2,377,625
CNH Industrial N.V., 4.5%, 8/15/2023	1,220,000	1,236,775
H&E Equipment Services Co., 7%, 9/01/2022	1,965,000	2,060,794

		$7,201,319

Major Banks – 1.5%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$1,590,000	$1,684,605
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	1,440,000	1,501,632
Royal Bank of Scotland Group PLC, 8.625% to 8/15/2021, FRN to 12/29/2049	915,000	953,887
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	345,000	340,256
UBS Group AG, 6.875%, 12/29/2049	2,245,000	2,309,544

		$6,789,924

Issuer	Shares/Par	Value ($)
BONDS – continued
Medical & Health Technology & Services – 6.9%
AmSurg Corp., 5.625%, 7/15/2022	$1,450,000	$1,486,250
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,570,000	1,350,200
DaVita, Inc., 5.125%, 7/15/2024	335,000	338,350
DaVita, Inc., 5%, 5/01/2025	1,320,000	1,323,300
Envision Healthcare Corp., 6.25%, 12/01/2024 (n)	725,000	761,250
HCA, Inc., 4.75%, 5/01/2023	200,000	208,500
HCA, Inc., 5%, 3/15/2024	1,615,000	1,693,731
HCA, Inc., 4.25%, 10/15/2019	805,000	833,175
HCA, Inc., 5.375%, 2/01/2025	1,710,000	1,782,675
HCA, Inc., 5.875%, 2/15/2026	880,000	928,400
HCA, Inc., 7.5%, 2/15/2022	2,345,000	2,682,094
HCA, Inc., 5.875%, 3/15/2022	1,900,000	2,090,000
HealthSouth Corp., 5.125%, 3/15/2023	1,760,000	1,760,000
HealthSouth Corp., 5.75%, 11/01/2024	1,360,000	1,370,200
LifePoint Health, Inc., 5.375%, 5/01/2024 (n)	1,745,000	1,774,665
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	1,605,000	1,637,100
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	1,450,000	1,455,437
Quorum Health Corp., 11.625%, 4/15/2023 (n)	1,475,000	1,288,781
Tenet Healthcare Corp., 8%, 8/01/2020	2,300,000	2,337,375
Tenet Healthcare Corp., 8.125%, 4/01/2022	2,300,000	2,400,625
Tenet Healthcare Corp., 6.75%, 6/15/2023	1,225,000	1,203,562
Universal Health Services, Inc., 7.625%, 8/15/2020	1,515,000	1,507,425

		$32,213,095

Medical Equipment – 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$1,755,000	$1,840,556
Teleflex, Inc., 5.25%, 6/15/2024	1,250,000	1,275,000
Teleflex, Inc., 4.875%, 6/01/2026	855,000	859,275

		$3,974,831

Metals & Mining – 3.9%
Commercial Metals Co., 4.875%, 5/15/2023	$1,353,000	$1,380,060
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,160,000	1,173,050
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	515,000	530,450
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	1,620,000	1,489,784
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (n)	285,000	291,412
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (n)	2,719,000	2,807,367
GrafTech International Co., 6.375%, 11/15/2020	1,480,000	1,243,200
Kaiser Aluminum Corp., 5.875%, 5/15/2024	1,400,000	1,459,066

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Metals & Mining – continued
Kinross Gold Corp., 5.125%, 9/01/2021	$875,000	$911,094
Kinross Gold Corp., 5.95%, 3/15/2024	700,000	740,250
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	710,000	750,825
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	840,000	918,750
Steel Dynamics, Inc., 5.25%, 4/15/2023	465,000	482,438
Steel Dynamics, Inc., 5.125%, 10/01/2021	975,000	1,005,469
Steel Dynamics, Inc., 5.5%, 10/01/2024	475,000	496,375
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	1,150,000	1,161,500
Suncoke Energy, Inc., 7.625%, 8/01/2019	301,000	295,732
TMS International Corp., 7.625%, 10/15/2021 (n)	1,185,000	1,193,888

		$18,330,710

Midstream – 5.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$2,055,000	$2,080,688
Energy Transfer Equity LP, 7.5%, 10/15/2020	2,520,000	2,809,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	1,610,000	1,521,450
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	1,870,000	2,332,520
ONEOK, Inc., 7.5%, 9/01/2023	975,000	1,138,468
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,880,000	2,039,616
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,935,000	2,084,885
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	1,055,000	1,149,740
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,291,000	1,399,630
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	915,000	935,588
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	830,000	843,488
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	2,555,000	2,644,425
Williams Cos., Inc., 4.55%, 6/24/2024	2,245,000	2,261,837

		$23,242,135

Network & Telecom – 1.7%
Centurylink, Inc., 6.45%, 6/15/2021	$885,000	$940,215
Centurylink, Inc., 7.65%, 3/15/2042	1,010,000	887,538
Frontier Communications Corp., 6.25%, 9/15/2021	960,000	892,800
Frontier Communications Corp., 9%, 8/15/2031	655,000	563,300

Issuer	Shares/Par	Value ($)
BONDS – continued
Network & Telecom – continued
Telecom Italia Capital, 6%, 9/30/2034	$530,000	$523,375
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	2,155,000	2,179,244
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	520,000	561,272
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	1,525,000	1,608,570

		$8,156,314

Oil Services – 0.9%
Bristow Group, Inc., 6.25%, 10/15/2022	$839,000	$675,395
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	1,250,000	1,018,750
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	1,010,000	1,008,737
Weatherford International Ltd., 8.25%, 6/15/2023	1,355,000	1,473,562

		$4,176,444

Oils – 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$1,130,000	$1,214,750
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	1,645,000	1,665,562

		$2,880,312

Other Banks & Diversified Financials – 0.4%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$1,447,000	$1,747,252

Pharmaceuticals – 1.4%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)	$1,275,000	$1,204,875
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	1,265,000	1,246,657
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	1,490,000	1,370,800
Valeant Pharmaceuticals International, Inc., 7.5%, 7/15/2021 (n)	720,000	630,900
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	2,270,000	2,065,700

		$6,518,932

Precious Metals & Minerals – 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$1,865,000	$1,911,625

Printing & Publishing – 1.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$2,495,000	$2,551,138
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	1,320,000	1,379,400
TEGNA, Inc., 5.125%, 7/15/2020	515,000	532,381
TEGNA, Inc., 4.875%, 9/15/2021 (n)	620,000	629,300
TEGNA, Inc., 6.375%, 10/15/2023	1,080,000	1,142,100

		$6,234,319

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Real Estate – Healthcare – 0.7%
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	$1,705,000	$1,679,425
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	1,510,000	1,560,963

		$3,240,388

Real Estate – Other – 1.4%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	$955,000	$981,262
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	2,220,000	2,308,800
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	1,780,000	1,846,750
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)	1,360,000	1,411,000

		$6,547,812

Restaurants – 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$1,125,000	$1,144,687

Retailers – 1.5%
Dollar Tree, Inc., 5.75%, 3/01/2023	$2,005,000	$2,135,325
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	1,510,000	1,483,575
Rite Aid Corp., 9.25%, 3/15/2020	755,000	776,234
Rite Aid Corp., 6.75%, 6/15/2021	605,000	607,647
Rite Aid Corp., 6.125%, 4/01/2023 (n)	845,000	837,606
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,365,000	1,363,294

		$7,203,681

Specialty Chemicals – 1.6%
A Schulman, Inc., 6.875%, 6/01/2023	$1,760,000	$1,826,000
Chemtura Corp., 5.75%, 7/15/2021	1,980,000	2,046,825
Koppers, Inc., 6%, 2/15/2025 (n)	1,430,000	1,476,475
Univar USA, Inc., 6.75%, 7/15/2023 (n)	2,215,000	2,298,062

		$7,647,362

Specialty Stores – 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$1,810,000	$1,719,500
Group 1 Automotive, Inc., 5%, 6/01/2022	2,170,000	2,186,275
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	1,465,000	1,506,225

		$5,412,000

Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)	$2,190,000	$2,239,275

Telecommunications – Wireless – 4.1%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$1,230,000	$1,305,338
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	1,220,000	1,289,388

Issuer	Shares/Par	Value ($)
BONDS – continued
Telecommunications – Wireless – continued
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	$402,000	$312,555
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	2,206,000	1,968,855
SFR Group S.A., 7.375%, 5/01/2026 (n)	1,575,000	1,622,250
Sprint Capital Corp., 6.875%, 11/15/2028	1,455,000	1,536,844
Sprint Corp., 7.875%, 9/15/2023	710,000	786,325
Sprint Corp., 7.125%, 6/15/2024	2,860,000	3,053,050
Sprint Nextel Corp., 6%, 11/15/2022	575,000	587,938
Sprint Nextel Corp., 9%, 11/15/2018 (n)	705,000	767,569
T-Mobile USA, Inc., 6.125%, 1/15/2022	300,000	316,875
T-Mobile USA, Inc., 6.5%, 1/15/2024	695,000	750,600
T-Mobile USA, Inc., 5.125%, 4/15/2025	1,190,000	1,231,650
T-Mobile USA, Inc., 5.375%, 4/15/2027	1,015,000	1,047,987
T-Mobile USA, Inc., 6.633%, 4/28/2021	1,185,000	1,224,698
T-Mobile USA, Inc., 6.5%, 1/15/2026	1,380,000	1,511,099

		$19,313,021

Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 5/01/2025	$1,840,000	$1,872,200
Level 3 Financing, Inc., 5.375%, 1/15/2024	715,000	731,981

		$2,604,181

Transportation – Services – 0.4%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$910,000	$773,500
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	395,000	387,100
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,005,000	733,650
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/2021 (a)(d)	585,000	111,150

		$2,005,400

Utilities – Electric Power – 1.8%
Calpine Corp., 5.5%, 2/01/2024	$1,185,000	$1,178,708
Calpine Corp., 5.75%, 1/15/2025	1,325,000	1,316,719
Covanta Holding Corp., 5.875%, 3/01/2024	1,305,000	1,324,575
Covanta Holding Corp., 6.375%, 10/01/2022	400,000	413,000
Covanta Holding Corp., 5.875%, 7/01/2025	995,000	996,866
NRG Energy, Inc., 6.625%, 3/15/2023	1,395,000	1,427,259
NRG Energy, Inc., 7.25%, 5/15/2026	1,735,000	1,787,050

		$8,444,177

Total Bonds		$425,974,271

FLOATING RATE LOANS (g)(r) – 3.3%
Aerospace – 0.3%
TransDigm, Inc., Term Loan C, 3.99%, 2/28/2020	$1,423,771	$1,422,348

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) – continued
Building – 0.5%
ABC Supply Co., Inc., Term Loan B, 3.78%, 10/31/2023	$1,512,616	$1,517,721
HD Supply, Inc., Term Loan B1, 3.77%, 8/13/2021	613,100	617,124

		$2,134,845

Chemicals – 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4%, 2/03/2022	$638,364	$643,152

Computer Software – Systems – 0.3%
CDW LLC, Term Loan B, 3.28%, 8/17/2023	$805,513	$808,659
Sabre, Inc., Term Loan B, 3.8%, 2/22/2024	614,161	618,153

		$1,426,812

Conglomerates – 0.2%
Entegris, Inc., Term Loan B, 3.78%, 4/30/2021	$937,031	$940,545

Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan, 3.51%, 6/23/2022	$579,463	$583,084

Entertainment – 0.3%
Cedar Fair LP, Term Loan B, 3.6%, 3/06/2020	$595,510	$597,743
Six Flags Theme Parks, Inc., Term Loan B, 3.4%, 6/30/2022	615,700	620,126

		$1,217,869

Gaming & Lodging – 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.15%, 10/25/2023	$827,215	$833,419

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS (g)(r) – continued
Medical & Health Technology & Services – 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.9%, 6/24/2021	$1,437,136	$1,451,765

Printing & Publishing – 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.4%, 3/16/2024	$899,546	$903,856

Retailers – 0.1%
Rite Aid Corp., Second Lien Term Loan, 5.03%, 6/21/2021	$360,499	$360,950

Transportation – Services – 0.3%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$1,759,489	$1,614,332

Utilities – Electric Power – 0.4%
Calpine Construction Finance Co. LP, Term Loan B1, 3.35%, 5/03/2020	$1,773,053	$1,776,378

Total Floating Rate Loans		$15,309,355

COMMON STOCKS – 0.2%
Oil Services – 0.2%
LTR Holdings, Inc.	1,115	$991,703

MONEY MARKET FUNDS – 2.7%
MFS Institutional Money Market Portfolio, 0.7% (v)	12,410,272	$12,409,031

Total Investments		$454,684,360

OTHER ASSETS, LESS LIABILITIES – 2.6%		12,135,950

Net Assets – 100.0%		$466,820,310

(a)	Non-income producing security.

(d)	In default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $193,114,784, representing 41.4% of net assets.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

7

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
CCM Merger, Inc., 6%, 3/15/2022	3/08/17-3/30/17	$1,247,383	$1,264,800
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.619%, 4/26/2050	4/12/06	1,083,576	11
Enpro Industries, Inc., 5.875%, 9/15/2022	3/21/17	161,594	165,600
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022	3/09/17-3/29/17	839,365	867,150
Videotron Ltd., 5.125%, 4/15/2027	3/31/17-4/10/17	500,000	500,000
Total Restricted Securities			$2,797,561
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 3/31/17

Forward Foreign Currency Exchange Contracts at 3/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	1,106,021	6/09/17	$1,174,727	$1,183,505	$(8,778)

Futures Contracts at 3/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	75	$9,342,188	June - 2017	$(6,132)

At March 31, 2017, the fund had cash collateral of $108,750 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$991,703	$991,703
U.S. Corporate Bonds	—	368,010,303	—	368,010,303
Commercial Mortgage-Backed Securities	—	162,013	—	162,013
Asset-Backed Securities (including CDOs)	—	186,785	—	186,785
Foreign Bonds	—	57,615,170	—	57,615,170
Floating Rate Loans	—	15,309,355	—	15,309,355
Mutual Funds	12,409,031	—	—	12,409,031
Total Investments	$12,409,031	$441,283,626	$991,703	$454,684,360

Other Financial Instruments
Futures Contracts – Liabilities	$(6,132)	$—	$—	$(6,132)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,778)	—	(8,778)

For further information regarding security characteristics, see the Portfolio of Investments.

9

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/16	$—
Received as part of corporate action	401,400
Change in unrealized appreciation (depreciation)	590,303
Balance as of 3/31/17	$991,703

The net change in unrealized appreciation (depreciation) from investments held as level 3 at March 31, 2017 is $590,303. At March 31, 2017, the fund held 1 level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$456,384,991
Gross unrealized appreciation	10,158,556
Gross unrealized depreciation	(11,859,187)
Net unrealized appreciation (depreciation)	$(1,700,631)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,942,926	29,688,455	(27,221,109)	12,410,272

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(662)	$—	$14,775	$12,409,031

10

QUARTERLY REPORT

March 31, 2017

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.3%
Aerospace – 0.9%
Rolls-Royce Holdings PLC	145,521	$1,374,714

Alcoholic Beverages – 5.4%
AmBev S.A., ADR	151,608	$873,262
Carlsberg A.S., “B”	14,220	1,313,193
Diageo PLC	87,161	2,493,675
Pernod Ricard S.A.	30,319	3,586,983

		$8,267,113

Apparel Manufacturers – 5.0%
Burberry Group PLC	62,629	$1,352,787
Kering S.A.	8,446	2,184,521
LVMH Moet Hennessy Louis Vuitton SE	18,764	4,120,588

		$7,657,896

Broadcasting – 1.9%
Publicis Groupe S.A.	16,148	$1,128,520
WPP PLC	80,657	1,770,487

		$2,899,007

Business Services – 8.1%
Accenture PLC, “A”	31,778	$3,809,547
Amadeus IT Holding S.A.	47,465	2,408,232
Brenntag AG	25,937	1,454,037
Compass Group PLC	109,230	2,061,026
Experian Group Ltd.	53,759	1,096,534
Intertek Group PLC	32,411	1,597,509

		$12,426,885

Computer Software – 4.4%
Dassault Systems S.A.	21,115	$1,827,717
OBIC Co. Ltd.	21,300	1,014,012
SAP AG	40,260	3,950,482

		$6,792,211

Computer Software – Systems – 1.6%
NICE Systems Ltd., ADR	35,151	$2,389,565

Construction – 0.8%
Toto Ltd.	32,600	$1,231,321

Consumer Products – 5.4%
L’Oréal	17,543	$3,371,484
Reckitt Benckiser Group PLC	33,623	3,069,320
Shiseido Co. Ltd.	34,000	894,817
Uni-Charm Corp.	39,100	936,848

		$8,272,469

Containers – 0.6%
Brambles Ltd.	128,238	$916,055

Electrical Equipment – 5.4%
Keyence Corp.	3,000	$1,201,293
Legrand S.A.	10,634	641,183
Mettler-Toledo International, Inc. (a)	5,471	2,620,117
Prysmian S.p.A.	49,254	1,302,044

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – continued
Schneider Electric S.A.	35,476	$2,597,357

		$8,361,994

Electronics – 3.4%
MediaTek, Inc.	92,000	$651,891
Mellanox Technologies Ltd. (a)	8,402	428,082
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	127,950	4,201,878

		$5,281,851

Energy – Independent – 0.7%
Oil Search Ltd.	180,101	$993,451

Energy – Integrated – 0.8%
Suncor Energy, Inc.	38,368	$1,178,002

Food & Beverages – 5.8%
Danone S.A.	41,496	$2,822,523
Nestle S.A.	80,073	6,143,473

		$8,965,996

Food & Drug Stores – 1.4%
Dairy Farm International Holdings Ltd.	57,300	$520,284
Sundrug Co. Ltd.	49,000	1,643,897

		$2,164,181

Gaming & Lodging – 1.0%
Paddy Power Betfair PLC	14,608	$1,574,004

Insurance – 2.6%
AIA Group Ltd.	634,000	$3,997,426

Internet – 3.5%
Alibaba Group Holding Ltd., ADR (a)	29,761	$3,209,129
Baidu, Inc., ADR (a)	8,160	1,407,763
NAVER Corp.	1,049	802,016

		$5,418,908

Machinery & Tools – 1.4%
GEA Group AG	28,200	$1,198,537
Ritchie Bros. Auctioneers, Inc.	28,241	929,510

		$2,128,047

Major Banks – 3.1%
HSBC Holdings PLC	238,194	$1,942,503
UBS AG	176,892	2,830,908

		$4,773,411

Medical & Health Technology & Services – 1.3%
Fresenius Medical Care AG & Co. KGaA	24,448	$2,061,713

Medical Equipment – 4.3%
Essilor International S.A.	13,670	$1,661,021
QIAGEN N.V.	35,282	1,024,153
Smith & Nephew PLC	73,251	1,115,999
Sonova Holding AG	7,121	987,478
Terumo Corp.	54,400	1,888,583

		$6,677,234

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Network & Telecom – 0.8%
LM Ericsson Telephone Co., “B” (l)	181,703	$1,212,617

Other Banks & Diversified Financials – 7.2%
Aeon Credit Service Co. Ltd.	53,700	$1,011,487
Credicorp Ltd.	7,174	1,171,514
DBS Group Holdings Ltd.	128,500	1,782,107
Element Fleet Management Corp.	62,451	578,089
Grupo Financiero Banorte S.A. de C.V.	186,872	1,074,584
Grupo Financiero Inbursa S.A. de C.V.	228,465	378,655
HDFC Bank Ltd.	154,888	3,482,863
Julius Baer Group Ltd.	30,867	1,540,808

		$11,020,107

Pharmaceuticals – 8.6%
Bayer AG	25,464	$2,935,177
Novartis AG	48,065	3,567,746
Novo Nordisk A.S., “B”	30,496	1,047,349
Roche Holding AG	22,532	5,754,191

		$13,304,463

Railroad & Shipping – 2.7%
Adani Ports and Special Economic Zone Ltd. (a)	62,092	$324,732
Canadian National Railway Co.	52,684	3,894,928

		$4,219,660

Restaurants – 1.4%
Whitbread PLC	32,894	$1,631,207
Yum China Holdings, Inc. (a)	18,596	505,811

		$2,137,018

Specialty Chemicals – 6.8%
Akzo Nobel N.V.	26,907	$2,231,192
Croda International PLC	25,664	1,145,984

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – continued
L’Air Liquide S.A.	18,799	$2,147,866
Linde AG	10,298	1,714,900
Nippon Paint Holdings Co. Ltd.	22,700	790,106
Sika AG	151	906,015
Symrise AG	23,458	1,560,058

		$10,496,121

Telecommunications – Wireless – 0.9%
SoftBank Corp.	19,200	$1,355,883

Tobacco – 1.8%
ITC Ltd.	248,961	$1,074,671
Japan Tobacco, Inc.	54,100	1,758,141

		$2,832,812

Trucking – 0.3%
Yamato Holdings Co. Ltd.	25,200	$527,971

Total Common Stocks		$152,910,106

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.7% (v)	952,994	$952,899

COLLATERAL FOR SECURITIES LOANED – 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	1,103,289	$1,103,289

Total Investments		$154,966,294

OTHER ASSETS, LESS LIABILITIES – (0.6)%		(936,381)

Net Assets – 100.0%		$154,029,913

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$152,910,106	$—	$—	$152,910,106
Mutual Funds	2,056,188	—	—	2,056,188
Total Investments	$154,966,294	$—	$—	$154,966,294

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $72,309,276 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$111,754,081
Gross unrealized appreciation	47,700,755
Gross unrealized depreciation	(4,488,542)
Net unrealized appreciation (depreciation)	$43,212,213

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,508,315	5,583,956	(6,139,277)	952,994

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(81)	$—	$1,492	$952,899

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

France	16.9%
Switzerland	14.1%
United Kingdom	13.4%
Germany	10.3%
Japan	9.3%
United States	5.2%
Canada	4.3%
China	3.3%
India	3.2%
Other Countries	20.0%

4

QUARTERLY REPORT

March 31, 2017

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 93.7%
Aerospace – 0.1%
Cobham PLC	664,817	$1,107,823

Alcoholic Beverages – 3.7%
Heineken N.V.	307,963	$26,217,082
Pernod Ricard S.A.	290,606	34,381,043

		$60,598,125

Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	158,522	$12,534,261

Automotive – 0.3%
USS Co. Ltd.	252,500	$4,209,467

Brokerage & Asset Managers – 0.6%
Daiwa Securities Group, Inc.	1,017,000	$6,192,619
IG Group Holdings PLC	714,106	4,449,362

		$10,641,981

Business Services – 11.7%
Amadeus IT Holding S.A.	586,505	$29,757,503
Brenntag AG	216,442	12,133,810
Bunzl PLC	913,126	26,542,099
Compass Group PLC	2,140,126	40,381,355
Experian Group Ltd.	222,653	4,541,502
Intertek Group PLC	199,355	9,826,029
Nomura Research, Inc.	795,300	29,288,871
Rentokil Initial PLC	888,164	2,745,231
Secom Co. Ltd.	269,500	19,290,807
SGS S.A.	9,051	19,310,125

		$193,817,332

Chemicals – 2.9%
Givaudan S.A.	17,233	$31,037,121
Orica Ltd.	644,039	8,660,003
Syngenta AG (a)	19,261	8,467,802

		$48,164,926

Computer Software – 4.6%
ANSYS, Inc. (a)	140,928	$15,060,975
Cadence Design Systems, Inc. (a)	931,326	29,243,636
Check Point Software Technologies Ltd. (a)	87,018	8,933,268
Dassault Systems S.A.	141,415	12,240,902
OBIC Co. Ltd.	218,700	10,411,479

		$75,890,260

Construction – 0.3%
Geberit AG	12,334	$5,317,048

Consumer Products – 9.6%
Colgate-Palmolive Co.	559,787	$40,970,811
Kao Corp.	653,700	35,841,056
Kobayashi Pharmaceutical Co. Ltd.	278,100	13,464,107
KOSE Corp.	26,900	2,433,154
Reckitt Benckiser Group PLC	640,320	58,452,461
ROHTO Pharmaceutical Co. Ltd.	377,000	7,063,882

		$158,225,471

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Containers – 2.2%
Brambles Ltd.	5,183,361	$37,026,807

Electrical Equipment – 5.0%
IMI PLC	1,072,747	$16,034,459
Legrand S.A.	312,586	18,847,537
OMRON Corp.	293,500	12,878,357
Schneider Electric S.A.	277,460	20,314,087
Spectris PLC	280,187	8,769,140
Yokogawa Electric Corp.	372,000	5,854,163

		$82,697,743

Electronics – 9.1%
Analog Devices, Inc.	192,237	$15,753,822
ASM International N.V.	94,754	5,319,016
Halma PLC	996,733	12,787,786
Hirose Electric Co. Ltd.	126,700	17,526,094
Infineon Technologies AG	1,024,558	20,925,452
NVIDIA Corp.	164,303	17,897,526
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,194,945	39,241,994
Texas Instruments, Inc.	250,544	20,183,825

		$149,635,515

Energy – Independent – 0.5%
Cairn Energy PLC (a)	1,032,965	$2,646,644
INPEX Corp.	654,900	6,438,409

		$9,085,053

Food & Beverages – 10.2%
Danone S.A.	736,514	$50,097,060
ITO EN Ltd.	380,100	13,878,618
Kerry Group PLC	201,280	15,825,267
Nestle S.A.	969,009	74,345,671
Toyo Suisan Kaisha Ltd.	360,400	13,418,288

		$167,564,904

Insurance – 2.8%
Euler Hermes Group	42,256	$3,883,079
Fairfax Financial Holdings Ltd.	64,607	29,401,930
Hiscox Ltd.	516,334	7,077,251
Jardine Lloyd Thompson Group PLC	378,324	5,365,706

		$45,727,966

Leisure & Toys – 0.2%
Yamaha Corp.	119,200	$3,281,667

Machinery & Tools – 4.3%
GEA Group AG	438,648	$18,643,112
Glory Ltd.	104,500	3,426,076
Misumi Group, Inc.	307,500	5,557,262
Neopost S.A.	103,291	3,965,768
Nordson Corp.	124,073	15,241,127
Schindler Holding AG	34,281	6,632,714
Spirax Sarco Engineering PLC	229,164	13,692,738
Wartsila Corp.	63,957	3,421,700

		$70,580,497

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – 2.3%
Bank of Ireland (a)	17,501,139	$4,387,500
Sumitomo Mitsui Financial Group, Inc.	362,500	13,170,866
Svenska Handelsbanken AB, “A” (l)	1,523,019	20,889,002

		$38,447,368

Medical Equipment – 1.4%
Nihon Kohden Corp.	490,900	$10,975,030
Terumo Corp.	327,800	11,380,104

		$22,355,134

Oil Services – 0.3%
Core Laboratories N.V.	46,832	$5,410,033

Other Banks & Diversified Financials – 4.7%
Chiba Bank Ltd.	766,000	$4,919,519
DnB NOR A.S.A.	578,962	9,177,136
Hachijuni Bank Ltd.	753,000	4,254,352
ING Groep N.V.	1,170,851	17,699,231
Julius Baer Group Ltd.	89,322	4,458,743
Jyske Bank A.S.	95,399	4,826,312
Mebuki Financial Group, Inc.	1,264,300	5,053,566
North Pacific Bank Ltd.	1,126,500	4,270,035
Sydbank A.S.	126,495	4,384,226
UBS AG	1,170,862	18,738,000

		$77,781,120

Pharmaceuticals – 3.0%
Bayer AG	152,136	$17,536,370
Roche Holding AG	64,056	16,358,533
Santen Pharmaceutical Co. Ltd.	1,096,900	15,882,537

		$49,777,440

Printing & Publishing – 0.6%
RELX N.V.	537,745	$9,958,846

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – 3.9%
Deutsche Wohnen AG	715,639	$23,563,685
LEG Immobilien AG	104,993	8,606,580
TAG Immobilien AG	401,634	5,405,062
Vonovia SE	737,802	25,997,485

		$63,572,812

Specialty Chemicals – 1.2%
Symrise AG	308,334	$20,505,537

Specialty Stores – 0.3%
Esprit Holdings Ltd. (a)	5,836,758	$4,889,313

Telecommunications – Wireless – 1.8%
KDDI Corp.	1,119,500	$29,382,727

Tobacco – 3.7%
British American Tobacco PLC	492,036	$32,673,023
Japan Tobacco, Inc.	885,500	28,776,960

		$61,449,983

Trucking – 1.6%
Yamato Holdings Co. Ltd.	1,260,000	$26,398,545

Total Common Stocks		$1,546,035,704

PREFERRED STOCKS – 2.5%
Consumer Products – 2.5%
Henkel AG & Co. KGaA	322,416	$41,308,794

MONEY MARKET FUNDS – 3.3%
MFS Institutional Money Market Portfolio, 0.7% (v)	54,678,158	$54,672,691

COLLATERAL FOR SECURITIES LOANED – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	5,242,291	$5,242,291

Total Investments		$1,647,259,480

OTHER ASSETS, LESS LIABILITIES – 0.2%		3,374,119

Net Assets – 100.0%		$1,650,633,599

(a)	Non-income producing security.

(j)	The rate quoted is the annualized one-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

2

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 3/31/17

Forward Foreign Currency Exchange Contracts at 3/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	JPY	BNP Paribas S.A.	207,998,000	8/24/17	$1,886,860	$1,879,678	$7,182
SELL	JPY	Citibank N.A.	103,999,000	8/24/17	942,535	939,839	2,696
SELL	JPY	HSBC Bank	2,619,594,000	8/24/17	23,745,712	23,673,274	72,438
SELL	JPY	JPMorgan Chase Bank N.A.	1,826,389,000	8/24/17	16,539,633	16,505,080	34,553
SELL	JPY	Morgan Stanley Capital Services , Inc.	1,065,995,000	8/24/17	9,670,380	9,633,398	36,982
SELL	JPY	UBS AG	338,959,000	8/24/17	3,071,199	3,063,173	8,026

							$161,877

Liability Derivatives
BUY	EUR	Barclays Bank PLC	468,000	8/24/17	$509,864	$502,782	$(7,082)
BUY	EUR	BNP Paribas S.A.	1,196,000	8/24/17	1,302,683	1,284,887	(17,796)
BUY	EUR	Citibank N.A.	624,000	8/24/17	679,792	670,376	(9,416)
BUY	EUR	HSBC Bank	6,947,000	8/24/17	7,556,591	7,463,305	(93,286)
BUY	EUR	JPMorgan Chase Bank N.A.	2,184,000	8/24/17	2,379,992	2,346,316	(33,676)
BUY	EUR	Morgan Stanley Capital Services , Inc.	1,508,000	8/24/17	1,642,996	1,620,075	(22,921)
BUY	EUR	UBS AG	780,000	8/24/17	849,732	837,970	(11,762)

							$(195,939)

At March 31, 2017, the fund had cash collateral of $74,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,587,344,498	$—	$—	$1,587,344,498
Mutual Funds	59,914,982	—	—	59,914,982
Total Investments	$1,647,259,480	$—	$—	$1,647,259,480

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$161,877	$—	$—
Forward Foreign Currency Exchange Contracts – Liabilities	—	(195,939)	—	—

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $880,690,784 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events

4

Supplemental Information (unaudited) – continued

occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At March 31, 2017, the value of securities loaned was $18,408,329. These loans were collateralized by cash of $5,242,291 and U.S. Treasury Obligations of $14,054,974.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,301,166,400
Gross unrealized appreciation	369,763,193
Gross unrealized depreciation	(23,670,113)
Net unrealized appreciation (depreciation)	$346,093,080

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,993,076	55,657,112	(46,972,030)	54,678,158

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,449)	$—	$81,133	$54,672,691

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

Japan	22.1%
United Kingdom	15.3%
United States	13.2%
Switzerland	12.0%
Germany	11.9%
France	8.7%
Netherlands	3.6%
Australia	2.8%
Taiwan	2.3%
Other Countries	8.1%

5

QUARTERLY REPORT

March 31, 2017

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 1.3%
United Technologies Corp.	99,047	$11,114,065

Alcoholic Beverages – 1.7%
AmBev S.A., ADR	1,203,353	$6,931,313
Pernod Ricard S.A.	69,401	8,210,700

		$15,142,013

Apparel Manufacturers – 5.4%
LVMH Moet Hennessy Louis Vuitton SE	66,787	$14,666,475
NIKE, Inc., “B”	392,105	21,852,012
VF Corp.	202,604	11,137,142

		$47,655,629

Broadcasting – 2.3%
Twenty-First Century Fox, Inc.	472,333	$15,298,866
Walt Disney Co.	38,971	4,418,922

		$19,717,788

Brokerage & Asset Managers – 3.2%
Blackstone Group LP	528,889	$15,708,003
Charles Schwab Corp.	184,978	7,548,952
CME Group, Inc.	41,132	4,886,482

		$28,143,437

Business Services – 13.5%
Accenture PLC, “A”	308,335	$36,963,200
Cognizant Technology Solutions Corp., “A” (a)	293,813	17,487,750
Compass Group PLC	425,419	8,027,095
Equifax, Inc.	111,774	15,283,977
Fidelity National Information Services, Inc.	212,706	16,935,652
Fiserv, Inc. (a)	95,800	11,046,698
Verisk Analytics, Inc., “A” (a)	154,486	12,534,994

		$118,279,366

Chemicals – 4.1%
LyondellBasell Industries N.V., “A”	34,679	$3,162,378
Monsanto Co.	164,686	18,642,455
PPG Industries, Inc.	130,715	13,735,532

		$35,540,365

Computer Software – Systems – 2.6%
Apple, Inc.	158,700	$22,798,842

Construction – 1.8%
Sherwin-Williams Co.	50,692	$15,724,151

Consumer Products – 8.1%
Church & Dwight Co., Inc.	131,457	$6,555,761
Colgate-Palmolive Co.	327,879	23,997,464
Coty, Inc., “A”	665,941	12,073,510
Estee Lauder Cos., Inc., “A”	245,921	20,851,642
L’Oréal	37,117	7,133,293

		$70,611,670

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 4.1%
Amphenol Corp., “A”	185,088	$13,172,713
Fortive Corp.	100,199	6,033,984
Mettler-Toledo International, Inc. (a)	29,846	14,293,548
W.W. Grainger, Inc.	10,585	2,463,765

		$35,964,010

Electronics – 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	304,824	$10,010,420
Texas Instruments, Inc.	217,977	17,560,227

		$27,570,647

Entertainment – 0.6%
Time Warner, Inc.	54,099	$5,286,013

Food & Beverages – 3.3%
Mead Johnson Nutrition Co., “A”	180,727	$16,099,161
PepsiCo, Inc.	112,525	12,587,047

		$28,686,208

Food & Drug Stores – 1.2%
CVS Health Corp.	137,839	$10,820,362

Gaming & Lodging – 1.0%
Paddy Power Betfair PLC	79,466	$8,562,417

Insurance – 1.6%
Aon PLC	120,765	$14,333,598

Internet – 6.0%
Alphabet, Inc., “A” (a)	61,633	$52,252,457

Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	121,214	$10,851,077

Machinery & Tools – 1.2%
Colfax Corp. (a)	171,515	$6,733,679
Fastenal Co.	71,061	3,659,642

		$10,393,321

Medical & Health Technology & Services – 0.7%
Express Scripts Holding Co. (a)	93,417	$6,157,114

Medical Equipment – 11.0%
Abbott Laboratories	488,915	$21,712,715
Cooper Cos., Inc.	42,154	8,426,163
Danaher Corp.	158,109	13,523,063
Dentsply Sirona, Inc.	48,585	3,033,647
Thermo Fisher Scientific, Inc.	180,064	27,657,830
Waters Corp. (a)	66,258	10,356,788
Zimmer Biomet Holdings, Inc.	95,830	11,701,801

		$96,412,007

Oil Services – 0.5%
Schlumberger Ltd.	57,424	$4,484,814

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – 4.7%
Mastercard, Inc., “A”	117,328	$13,195,880
Visa, Inc., “A”	317,254	28,194,363

		$41,390,243

Pharmaceuticals – 4.7%
Eli Lilly & Co.	136,207	$11,456,371
Roche Holding AG	48,430	12,367,987
Zoetis, Inc.	322,956	17,236,162

		$41,060,520

Printing & Publishing – 1.6%
Moody’s Corp.	121,802	$13,646,696

Railroad & Shipping – 1.3%
Union Pacific Corp.	107,182	$11,352,717

Restaurants – 1.6%
Starbucks Corp.	246,055	$14,367,151

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 2.8%
Ecolab, Inc.	172,241	$21,588,687
Praxair, Inc.	25,214	2,990,380

		$24,579,067

Specialty Stores – 3.3%
AutoZone, Inc. (a)	17,959	$12,985,255
TJX Cos., Inc.	200,316	15,840,989

		$28,826,244

Total Common Stocks		$871,724,009

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.7% (v)	9,411,806	$9,410,864

Total Investments		$881,134,873

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(6,092,660)

Net Assets – 100.0%		$875,042,213

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$871,724,009	$—	$—	$871,724,009
Mutual Funds	9,410,864	—	—	9,410,864
Total Investments	$881,134,873	$—	$—	$881,134,873

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $35,061,557 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$640,510,599
Gross unrealized appreciation	249,797,829
Gross unrealized depreciation	(9,173,555)
Net unrealized appreciation (depreciation)	$240,624,274

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,802,630	38,026,233	(33,417,057)	9,411,806

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(381)	$—	$8,583	$9,410,864

4

QUARTERLY REPORT

March 31, 2017

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 86.8%
Fannie Mae, 0.497%, due 4/05/2017	$2,776,000	$2,775,849
Fannie Mae, 0.513%, due 4/12/2017	14,440,000	14,437,772
Federal Farm Credit Bank, 0.497%, due 4/03/2017	5,851,000	5,850,841
Federal Farm Credit Bank, 0.497%, due 4/04/2017	1,000,000	999,959
Federal Farm Credit Bank, 0.558%, due 4/07/2017	500,000	499,954
Federal Farm Credit Bank, 0.406%, due 4/10/2017	4,300,000	4,299,570
Federal Farm Credit Bank, 0.538%, due 5/11/2017	15,000,000	14,991,167
Federal Farm Credit Bank, 0.554%, due 6/06/2017	5,000,000	4,995,004
Federal Farm Credit Bank, 0.554%, due 6/08/2017	7,000,000	6,992,794
Federal Home Loan Bank, 0.507%, due 4/04/2017	1,300,000	1,299,946
Federal Home Loan Bank, 0.608%, due 4/04/2017	9,615,000	9,614,519
Federal Home Loan Bank, 0.512%, due 4/10/2017	1,034,000	1,033,869
Federal Home Loan Bank, 0.71%, due 4/10/2017	13,473,000	13,470,642
Federal Home Loan Bank, 0.659%, due 4/11/2017	12,804,000	12,801,688
Federal Home Loan Bank, 0.69%, due 4/11/2017	1,704,000	1,703,678
Federal Home Loan Bank, 0.7%, due 4/12/2017	3,155,000	3,154,335
Federal Home Loan Bank, 0.705%, due 4/12/2017	14,370,000	14,366,948
Federal Home Loan Bank, 0.7%, due 4/17/2017	7,076,000	7,073,830
Federal Home Loan Bank, 0.71%, due 4/17/2017	8,680,000	8,677,300
Federal Home Loan Bank, 0.68%, due 4/19/2017	13,000,000	12,995,645
Federal Home Loan Bank, 0.761%, due 4/19/2017	17,690,000	17,683,366
Federal Home Loan Bank, 0.538%, due 4/20/2017	10,000,000	9,997,203
Federal Home Loan Bank, 0.639%, due 4/26/2017	7,284,000	7,280,812

Issuer	Shares/Par	Value ($)
U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Freddie Mac, 0.502%, due 4/13/2017	$12,427,000	$12,424,950
Freddie Mac, 0.517%, due 4/13/2017	5,202,000	5,201,116
Freddie Mac, 0.7%, due 4/17/2017	8,975,000	8,972,248
Freddie Mac, 0.7%, due 4/17/2017	17,962,000	17,956,492
Freddie Mac, 0.515%, due 4/21/2017	7,425,000	7,422,905
Freddie Mac, 0.68%, due 5/03/2017	2,900,000	2,898,273
Freddie Mac, 0.68%, due 5/03/2017	10,000,000	9,994,044
Freddie Mac, 0.64%, due 5/22/2017	5,720,000	5,714,895
Freddie Mac, 0.68%, due 6/01/2017	1,002,000	1,000,862
U.S. Treasury Bill, 0.528%, due 4/06/2017	3,000,000	2,999,783
U.S. Treasury Bill, 0.485%, due 4/20/2017	6,312,000	6,310,409
U.S. Treasury Bill, 0.518%, due 5/04/2017	4,000,000	3,998,130
U.S. Treasury Bill, 0.518%, due 5/18/2017	14,280,000	14,270,492
U.S. Treasury Bill, 0.599%, due 6/15/2017	13,800,000	13,783,038
U.S. Treasury Bill, 0.6%, due 7/13/2017	10,998,000	10,979,435

Total U.S. Government Agencies and Equivalents		$300,923,763

REPURCHASE AGREEMENTS – 12.9%
Goldman Sachs, 0.79%, dated 3/31/2017, due 4/03/2017, total to be received $29,187,921 (secured by U.S. Treasury and Federal Agency obligations valued at $29,770,509 in a jointly traded account)	$29,186,000	$29,186,000
JPMorgan Chase & Co., 0.79%, dated 3/31/2017, due 4/03/2017, total to be received $12,083,795 (secured by U.S. Treasury and Federal Agency obligations valued at $12,329,134 in a jointly traded account)	12,083,000	12,083,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.77%, dated 3/31/2017, due 4/03/2017, total to be received $3,618,232 (secured by U.S. Treasury and Federal Agency obligations valued at $3,738,893 in a jointly traded account)	3,618,000	3,618,000

Total Repurchase Agreements		$44,887,000

Total Investments		$345,810,763

OTHER ASSETS, LESS LIABILITIES – 0.3%		965,198

Net Assets – 100.0%		$346,775,961

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $345,810,763.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$345,810,763	$—	$345,810,763

For further information regarding security characteristics, see the Portfolio of Investments.

2

QUARTERLY REPORT

March 31, 2017

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.5%
Airlines – 0.6%
Aena S.A.	11,051	$1,748,342
Malaysia Airports Holdings Berhad	486,500	764,021

		$2,512,363

Alcoholic Beverages – 0.5%
AmBev S.A., ADR	360,150	$2,074,464

Apparel Manufacturers – 1.4%
LVMH Moet Hennessy Louis Vuitton SE	25,487	$5,596,964

Automotive – 3.5%
GKN PLC	1,291,270	$5,877,587
Koito Manufacturing Co. Ltd.	67,800	3,526,112
USS Co. Ltd.	285,800	4,764,617

		$14,168,316

Broadcasting – 1.1%
WPP PLC	197,103	$4,326,572

Business Services – 2.9%
Amadeus IT Holding S.A.	68,367	$3,468,736
Cerved Information Solutions S.p.A.	112,450	1,087,452
Cognizant Technology Solutions Corp., “A” (a)	94,398	5,618,569
Nomura Research, Inc.	49,800	1,834,007

		$12,008,764

Chemicals – 0.5%
Orica Ltd.	154,547	$2,078,100

Computer Software – 0.8%
Check Point Software Technologies Ltd. (a)	30,843	$3,166,342

Computer Software – Systems – 0.6%
EPAM Systems, Inc. (a)	33,038	$2,495,030

Construction – 1.9%
Techtronic Industries Co. Ltd.	797,000	$3,225,330
Toto Ltd.	115,500	4,362,503

		$7,587,833

Consumer Products – 3.0%
L’Oréal	28,220	$5,423,432
Reckitt Benckiser Group PLC	75,276	6,871,670

		$12,295,102

Containers – 1.2%
Brambles Ltd.	709,467	$5,068,005

Electrical Equipment – 2.5%
Legrand S.A.	31,976	$1,928,010
Schneider Electric S.A.	112,763	8,255,883

		$10,183,893

Electronics – 3.0%
Broadcom Corp.	10,990	$2,406,370
Mellanox Technologies Ltd. (a)	49,279	2,510,765
Samsung Electronics Co. Ltd.	1,808	3,330,484

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	668,804	$4,165,904

		$12,413,523

Energy – Independent – 1.7%
Cairn Energy PLC (a)	598,655	$1,533,863
Galp Energia SGPS S.A., “B”	204,998	3,110,891
Oil Search Ltd.	430,860	2,376,657

		$7,021,411

Energy – Integrated – 2.7%
BP PLC	1,019,906	$5,846,760
Eni S.p.A.	312,061	5,110,117

		$10,956,877

Food & Beverages – 5.0%
Danone S.A.	96,846	$6,587,383
Nestle S.A.	183,366	14,068,464

		$20,655,847

Food & Drug Stores – 1.1%
Clicks Group Ltd.	105,523	$1,007,547
Sundrug Co. Ltd.	109,400	3,670,251

		$4,677,798

Gaming & Lodging – 0.5%
Paddy Power Betfair PLC	19,904	$2,144,645

General Merchandise – 0.4%
PriceSmart, Inc.	20,102	$1,853,404

Insurance – 6.3%
AIA Group Ltd.	1,120,800	$7,066,744
AMP Ltd.	815,111	3,225,817
Aon PLC	37,534	4,454,910
Hiscox Ltd.	192,316	2,636,024
Swiss Re Ltd.	35,790	3,214,007
Zurich Insurance Group AG	18,795	5,017,504

		$25,615,006

Internet – 1.6%
Alibaba Group Holding Ltd., ADR (a)	34,227	$3,690,697
NAVER Corp.	3,508	2,682,053

		$6,372,750

Machinery & Tools – 4.8%
Daikin Industries Ltd.	55,800	$5,606,063
GEA Group AG	97,400	4,139,627
Kubota Corp.	356,500	5,350,862
Schindler Holding AG	22,971	4,444,446

		$19,540,998

Major Banks – 5.0%
Barclays PLC	1,686,880	$4,757,472
BNP Paribas	86,657	5,771,383
Lloyds Banking Group PLC	6,597,863	5,482,320

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	126,500	$4,596,178

		$20,607,353

Medical Equipment – 0.3%
Terumo Corp.	32,600	$1,131,761

Metals & Mining – 1.7%
Iluka Resources Ltd.	356,870	$2,077,582
Rio Tinto Ltd.	122,640	4,931,580

		$7,009,162

Natural Gas – Distribution – 0.7%
China Resources Gas Group Ltd.	830,000	$2,937,013

Natural Gas – Pipeline – 1.3%
APA Group	332,275	$2,274,568
Enbridge, Inc.	69,724	2,920,874

		$5,195,442

Network & Telecom – 0.2%
LM Ericsson Telephone Co., “B” (l)	133,233	$889,147

Oil Services – 0.5%
Schlumberger Ltd.	24,840	$1,940,004

Other Banks & Diversified Financials – 10.4%
ABN AMRO Group N.V., GDR	109,026	$2,646,028
Aeon Credit Service Co. Ltd.	252,000	4,746,645
DnB NOR A.S.A.	236,678	3,751,587
Element Fleet Management Corp.	198,127	1,833,999
HDFC Bank Ltd., ADR	41,398	3,113,958
Intesa Sanpaolo S.p.A.	2,267,287	6,158,115
Julius Baer Group Ltd.	69,301	3,459,342
KBC Groep N.V.	78,277	5,193,231
Mastercard, Inc., “A”	41,202	4,633,989
UBS AG	450,879	7,215,684

		$42,752,578

Pharmaceuticals – 10.3%
Bayer AG	82,417	$9,500,020
Novartis AG	159,805	11,861,930
Roche Holding AG	50,079	12,789,106
Santen Pharmaceutical Co. Ltd.	378,100	5,474,690
Shionogi & Co. Ltd.	46,300	2,390,482

		$42,016,228

Printing & Publishing – 1.5%
RELX N.V.	341,111	$6,317,254

Real Estate – 2.3%
Grand City Properties S.A.	12,227	$224,809
LEG Immobilien AG	65,575	5,375,373
Mitsui Fudosan Co. Ltd.	172,000	3,667,727

		$9,267,909

Restaurants – 0.5%
Yum China Holdings, Inc. (a)	78,420	$2,133,024

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Chemicals – 6.9%
Akzo Nobel N.V.	83,962	$6,962,326
Croda International PLC	102,702	4,585,991
Linde AG	37,740	6,284,746
Nippon Paint Holdings Co. Ltd.	84,500	2,941,143
Sika AG	655	3,930,065
Symrise AG	50,982	3,390,522

		$28,094,793

Specialty Stores – 1.1%
Esprit Holdings Ltd. (a)	960,600	$804,672
Just Eat PLC (a)	258,966	1,836,436
Ryohin Keikaku Co. Ltd.	8,500	1,862,167

		$4,503,275

Telecommunications – Wireless – 4.3%
Advanced Info Service PLC	517,900	$2,705,363
Cellnex Telecom S.A.U.	161,810	2,671,277
KDDI Corp.	258,200	6,776,793
SoftBank Corp.	58,700	4,145,328
Vodafone Group PLC	524,113	1,366,512

		$17,665,273

Telephone Services – 0.4%
BT Group PLC	43,006	$171,453
Com Hem Holding AB	123,841	1,419,369

		$1,590,822

Tobacco – 1.1%
Japan Tobacco, Inc.	135,800	$4,413,226

Trucking – 0.9%
Yamato Holdings Co. Ltd.	184,600	$3,867,596

Utilities – Electric Power – 1.5%
CLP Holdings Ltd.	199,000	$2,080,519
Enel S.p.A.	862,769	4,062,654

		$6,143,173

Total Common Stocks		$403,289,040

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.7% (v)	1,169,608	$1,169,491

COLLATERAL FOR SECURITIES LOANDED – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j)	815,007	$815,007

Total Investments		$405,273,538

OTHER ASSETS, LESS LIABILITIES – 1.0%		4,147,790

Net Assets – 100.0%		$409,421,328

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$403,289,040	$—	$—	$403,289,040
Mutual Funds	1,984,498	—	—	1,984,498
Total Investments	$405,273,538	$—	$—	$405,273,538

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $231,612,018 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$381,167,621
Gross unrealized appreciation	42,618,410
Gross unrealized depreciation	(18,512,493)
Net unrealized appreciation (depreciation)	$24,105,917

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,422,703	17,135,010	(18,388,105)	1,169,608

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(174)	$—	$2,876	$1,169,491

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

Japan	18.4%
Switzerland	16.1%
United Kingdom	12.3%
France	8.2%
United States	7.8%
Germany	7.0%
Australia	4.2%
Italy	4.0%
Netherlands	3.9%
Other Countries	18.1%

5

QUARTERLY REPORT

March 31, 2017

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 65.0%
Asset-Backed & Securitized – 12.3%
A Voce CLO Ltd., 2014-1A, “BR”, FRN, 3.923%, 7/15/2026 (n)	$290,000	$288,903
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	83,641	83,577
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 3.358%, 10/17/2026 (z)	290,000	290,011
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040 (z)	220,082	169,240
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.234%, 8/01/2024 (z)	315,000	315,013
Cent CLO LP, 2014-21A, “A2AR”, FRN, 2.821%, 7/27/2026 (n)	250,000	249,787
Cent CLO LP, 2014-21A, “BR”, FRN, 3.521%, 7/27/2026 (n)	350,000	349,064
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	360,291
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.958%, 9/15/2039	68,767	69,098
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.715%, 6/15/2039	350,000	352,640
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	650,165	75,998
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.873%, 4/18/2026 (n)	280,000	280,000
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 1%, 4/18/2026 (z)	370,000	368,156
Eaton Vance CLO Ltd., 2014-1A, “CR”, FRN, 3.273%, 7/15/2026 (n)	300,000	300,296
Falcon Franchise Loan LLC, FRN, 7.225%, 1/05/2023 (i)(z)	11,587	473
First Union National Bank Commercial Mortgage Trust, FRN, 1.607%, 1/12/2043 (i)(q)(z)	10,158	50
First Union-Lehman Brothers Bank of America, FRN, 1.029%, 11/18/2035 (i)	513,112	3,584
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.204%, 1/19/2025 (n)	409,154	409,802
Goldentree Loan Opportunities Ltd., 2014-8A, “CR”, FRN, 3.234%, 4/19/2026 (n)	250,000	249,038
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026 (z)	300,000	299,632
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.84%, 6/15/2049	293,049	299,370
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.944%, 2/18/2030 (i)	11,473	1
Morgan Stanley Capital I Trust, “AM”, FRN, 5.777%, 4/15/2049	283,946	283,534
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039 (i)(z)	379,318	2,644
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.58%, 10/20/2026 (z)	300,000	299,766

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Race Point CLO Ltd., 2013-8A, “CR”, FRN, 3.552%, 2/20/2030 (n)	$300,000	$300,006
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	74,945	75,133
Voya CLO Ltd., 2013-3A, “BR”, FRN, 1%, 1/18/2026 (z)	290,000	290,000
Voya CLO Ltd., FRN, 3.973%, 10/15/2022 (n)	421,466	421,451

		$6,486,558

Automotive – 0.5%
General Motors Financial Co., Inc., 3.45%, 4/10/2022	$273,000	$275,081

Biotechnology – 0.5%
Life Technologies Corp., 6%, 3/01/2020	$240,000	$262,933

Broadcasting – 0.3%
Time Warner, Inc., 3.8%, 2/15/2027	$142,000	$140,451

Building – 0.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$215,000	$222,011

Business Services – 0.6%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$65,000	$65,897
Fidelity National Information Services, Inc., 3%, 8/15/2026	275,000	259,103

		$325,000

Cable TV – 1.6%
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	$306,000	$300,541
Time Warner Cable, Inc., 8.25%, 4/01/2019	310,000	345,608
Time Warner Cable, Inc., 4.5%, 9/15/2042	221,000	200,289

		$846,438

Chemicals – 0.6%
Dow Chemical Co., 8.55%, 5/15/2019	$280,000	$317,411

Computer Software – 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$189,000	$206,044
Microsoft Corp., 3.125%, 11/03/2025	314,000	316,957
Microsoft Corp., 4.25%, 2/06/2047	295,000	302,390

		$825,391

Computer Software – Systems – 0.6%
Apple, Inc., 4.25%, 2/09/2047	$295,000	$299,732

Conglomerates – 0.6%
Johnson Controls International PLC, 5.7%, 3/01/2041	$260,000	$295,070

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
Consumer Products – 0.7%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019		$110,000	$111,955
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		259,000	266,176

			$378,131

Consumer Services – 0.6%
Visa, Inc., 4.15%, 12/14/2035		$295,000	$308,620

Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3%, 3/01/2018		$84,000	$84,837

Emerging Market Quasi-Sovereign – 1.1%
Gaz Capital S.A., 7.288%, 8/16/2037		$100,000	$116,505
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		158,930	181,578
Petroleos Mexicanos, 6.5%, 6/02/2041		80,000	79,680
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		200,000	219,300

			$597,063

Emerging Market Sovereign – 1.9%
Government of Ukraine, 7.75%, 9/01/2021		$135,000	$132,986
Republic of Argentina, 6.875%, 1/26/2027 (n)		104,000	105,456
Republic of Hungary, 5.375%, 2/21/2023		146,000	160,785
Republic of Kenya, 6.875%, 6/24/2024		200,000	199,024
Republic of Paraguay, 6.1%, 8/11/2044		200,000	214,500
Republic of Peru, 8.2%, 8/12/2026	PEN	296,000	107,404
United Mexican States, 8.5%, 5/31/2029	MXN	1,810,000	106,790

			$1,026,945

Energy – Independent – 0.4%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		$200,000	$191,620

Energy – Integrated – 0.4%
Shell International Finance B.V., 2.875%, 5/10/2026		$225,000	$218,786

Food & Beverages – 3.8%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026		$486,000	$491,443
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		205,000	214,849
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		154,000	156,743
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025		310,000	316,367
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)		320,000	314,459
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)		150,000	159,677
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)		91,000	91,738
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		277,000	286,425

			$2,031,701

Issuer	Shares/Par	Value ($)
BONDS – continued
Food & Drug Stores – 0.8%
CVS Health Corp., 3.875%, 7/20/2025	$257,000	$264,799
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	176,000	180,561

		$445,360

Insurance – 1.7%
American International Group, Inc., 3.75%, 7/10/2025	$294,000	$292,360
American International Group, Inc., 3.9%, 4/01/2026	294,000	294,997
Unum Group, 4%, 3/15/2024	323,000	329,278

		$916,635

Insurance – Health – 0.6%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$299,000	$312,250

Insurance – Property & Casualty – 1.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$310,359
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	221,000	224,089

		$534,448

International Market Quasi-Sovereign – 0.5%
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	$270,000	$269,476

Major Banks – 10.7%
Bank of America Corp., 2.151%, 11/09/2020	$100,000	$99,098
Bank of America Corp., 4.125%, 1/22/2024	325,000	339,475
Bank of America Corp., 3.248%, 10/21/2027	736,000	700,553
Bank of America Corp., 4.183%, 11/25/2027	260,000	260,945
Barclays PLC, 3.25%, 1/12/2021	425,000	427,992
Barclays PLC, 4.95%, 1/10/2047	294,000	293,680
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	250,000	249,605
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	194,000	218,227
Goldman Sachs Group, Inc., 3%, 4/26/2022	170,000	170,416
Goldman Sachs Group, Inc., FRN, 2.061%, 10/23/2019	160,000	161,705
ING Bank N.V., 5.8%, 9/25/2023 (n)	322,000	358,255
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	120,000	122,330
Morgan Stanley, 7.3%, 5/13/2019	100,000	110,542
Morgan Stanley, 5.625%, 9/23/2019	200,000	215,958
Morgan Stanley, 3.7%, 10/23/2024	277,000	280,981
Morgan Stanley, 3.625%, 1/20/2027	809,000	803,091
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	380,000	401,662
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	239,000	235,714

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (z)	$215,000	$218,081

		$5,668,310

Medical & Health Technology & Services – 0.3%
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	$140,000	$140,738

Medical Equipment – 0.7%
Abbott Laboratories, 3.4%, 11/30/2023	$154,000	$155,591
Abbott Laboratories, 4.75%, 11/30/2036	221,000	227,841

		$383,432

Metals & Mining – 2.0%
Barrick Gold Corp., 4.1%, 5/01/2023	$106,000	$113,656
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	130,000	129,025
Freeport-McMoRan, Inc., 3.1%, 3/15/2020	200,000	196,480
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	140,000	139,875
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	164,000	167,164
Glencore Funding LLC, 4%, 4/16/2025 (n)	84,000	83,594
Kinross Gold Corp., 5.95%, 3/15/2024	217,000	229,478

		$1,059,272

Midstream – 3.0%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$245,000	$250,258
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	29,000	29,387
Enbridge, Inc., 5.5%, 12/01/2046	294,000	312,579
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	320,000	347,690
Spectra Energy Capital LLC, 8%, 10/01/2019	230,000	259,785
Williams Cos., Inc., 3.7%, 1/15/2023	74,000	72,705
Williams Cos., Inc., 4.55%, 6/24/2024	295,000	297,213

		$1,569,617

Mortgage-Backed – 0.6%
Fannie Mae, 6%, 5/01/2017	$86	$85
Fannie Mae, 5.5%, 3/01/2020 - 9/01/2034	31,815	34,158
Fannie Mae, 6.5%, 4/01/2032	27,677	31,577
Freddie Mac, 4.224%, 3/25/2020	241,289	256,090

		$321,910

Natural Gas – Distribution – 0.4%
GNL Quintero S.A., 4.634%, 7/31/2029	$200,000	$204,500

Network & Telecom – 0.9%
AT&T, Inc., 5.45%, 3/01/2047	$446,000	$455,925

Oils – 1.2%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$140,000	$137,834
Marathon Petroleum Corp., 4.75%, 9/15/2044	294,000	265,891

Issuer	Shares/Par	Value ($)
BONDS – continued
Oils – continued
Valero Energy Corp., 3.4%, 9/15/2026	$246,000	$235,003

		$638,728

Other Banks & Diversified Financials – 1.4%
Citizens Financial Group, Inc., 4.3%, 12/03/2025	$192,000	$197,889
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	259,000	312,743
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	210,000	229,409

		$740,041

Pharmaceuticals – 1.5%
Actavis Funding SCS, 4.75%, 3/15/2045	$282,000	$283,207
Gilead Sciences, Inc., 3.65%, 3/01/2026	209,000	210,897
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	318,000	308,563

		$802,667

Railroad & Shipping – 0.3%
Panama Canal Railway Co., 7%, 11/01/2026 (n)	$150,800	$153,439

Supranational – 1.1%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$210,000	$211,785
Corporacion Andina de Fomento, 4.375%, 6/15/2022	340,000	362,362

		$574,147

Telecommunications – Wireless – 0.5%
SBA Tower Trust, 2.898%, 10/15/2044 (n)	$255,000	$255,792

Tobacco – 1.0%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$208,000	$213,626
Reynolds American, Inc., 8.125%, 6/23/2019	173,000	195,042
Reynolds American, Inc., 6.875%, 5/01/2020	120,000	135,247

		$543,915

Transportation – Services – 0.4%
Delhi International Airport, 6.125%, 10/31/2026 (n)	$200,000	$213,896

U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 6.35%, 4/01/2021	$4,998	$5,298
Small Business Administration, 4.77%, 4/01/2024	36,391	38,374
Small Business Administration, 4.99%, 9/01/2024	23,756	25,127
Small Business Administration, 4.86%, 1/01/2025	29,822	31,481
Small Business Administration, 4.625%, 2/01/2025	41,177	43,263

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.11%, 8/01/2025	$32,916	$34,953

		$178,496

U.S. Treasury Obligations – 3.3%
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	$1,542,000	$1,385,572
U.S. Treasury Notes, 1.75%, 2/28/2022	340,000	336,998

		$1,722,570

Utilities – Electric Power – 2.1%
Dominion Resources, Inc., 3.9%, 10/01/2025	$168,000	$171,058
EDP Finance B.V., 5.25%, 1/14/2021 (n)	200,000	213,388
Exelon Corp., 3.497%, 6/01/2022	72,000	72,665
Exelon Generation Co. LLC, 5.2%, 10/01/2019	135,000	144,423
Exelon Generation Co. LLC, 4.25%, 6/15/2022	128,000	133,975

Issuer	Shares/Par	Value ($)
BONDS – continued
Utilities – Electric Power – continued
Great Plains Energy, Inc., 4.85%, 4/01/2047	$394,000	$403,917

		$1,139,426

Total Bonds		$34,378,769

COMMON STOCKS – 0.0%
Energy – Independent – 0.0%
Pacific Exploration & Production Corp. (a)	594	$18,473

UNDERLYING AFFILIATED FUNDS – 33.2%
MFS High Yield Pooled Portfolio (v)	1,886,914	$17,567,166

MONEY MARKET FUNDS – 4.4%
MFS Institutional Money Market Portfolio, 0.7% (v)	2,325,767	$2,325,535

Total Investments		$54,289,943

OTHER ASSETS, LESS LIABILITIES – (2.6)%		(1,358,522)

Net Assets – 100.0%		$52,931,421

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,532,654, representing 16.1% of net assets.

(p)	Payment-in-kind security.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson CLO Ltd., 2014-IIA, “CR”, FRN, 3.358%, 10/17/2026	3/10/17	$290,000	$290,011
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.376%, 12/28/2040	3/01/06	220,082	169,240
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 4.234%, 8/01/2024	5/04/16	315,000	315,013
Dryden Senior Loan Fund, 2014-31A, “CR”, FRN, 1%, 4/18/2026	3/22/17	370,000	368,156
Falcon Franchise Loan LLC, FRN, 7.225%, 1/05/2023	1/18/02	1,696	473
First Union National Bank Commercial Mortgage Trust, FRN, 1.607%, 1/12/2043	12/11/03	41	50
HarbourView CLO VII Ltd., 7A, “CR”, FRN, 3.432%, 11/18/2026	2/09/17	300,000	299,632
Morgan Stanley Capital I, Inc., FRN, 1.481%, 4/28/2039	7/20/04	4,845	2,644
Oaktree CLO Ltd., 2014-2A, “BR”, FRN, 3.58%, 10/20/2026	2/17/17	300,000	299,766
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	3/16/17	215,000	218,081
Voya CLO Ltd., 2013-3A, “BR”, FRN, 1%, 1/18/2026	3/31/17	290,000	290,000
Total Restricted Securities			$2,253,066
% of Net assets			4.3%

4

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
ZAR	South African Rand

Derivative Contracts at 3/31/17

Forward Foreign Currency Exchange Contracts at 3/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	17,140	6/09/17	$12,965	$13,079	$114
BUY	DKK	Goldman Sachs International	8,317	6/09/17	1,188	1,197	9
BUY	EUR	JPMorgan Chase Bank N.A.	2,362	6/09/17	2,508	2,527	19
BUY	GBP	Barclays Bank PLC	4,460	6/09/17	5,457	5,597	140
BUY	JPY	Goldman Sachs International	68,643	6/09/17	605	618	13
BUY	MXN	Morgan Stanley Capital Services, Inc.	2,007,000	6/09/17	104,060	106,116	2,056
SELL	NOK	Deutsche Bank AG	20,996	6/09/17	2,480	2,447	33
BUY	NZD	JPMorgan Chase Bank N.A.	2,820	6/09/17	1,958	1,973	15
BUY	SEK	Goldman Sachs International	6,636	6/09/17	740	743	3
SELL	ZAR	Goldman Sachs International	1,311,000	6/09/17	101,297	96,613	4,684
SELL	ZAR	JPMorgan Chase Bank N.A.	1,319,890	6/09/17	104,748	97,270	7,478

							$14,564

Liability Derivatives
SELL	MXN	JPMorgan Chase Bank N.A.	2,015,633	6/09/17	$104,203	$106,572	$(2,369)
BUY	ZAR	JPMorgan Chase Bank N.A.	2,598,209	6/09/17	202,524	191,474	(11,050)

							$(13,419)

5

Portfolio of Investments (unaudited) – continued

Futures Contracts at 3/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	19	$2,866,031	June - 2017	$277
U.S. Treasury Note 2 yr (Long)	USD	10	2,164,531	June - 2017	7,519

					$7,796

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	8	$996,500	June - 2017	$(695)

At March 31, 2017, the fund had liquid securities with an aggregate value of $91,653 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

7

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$18,473	$—	$—	$18,473
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,901,066	—	1,901,066
Non-U.S. Sovereign Debt	—	2,467,631	—	2,467,631
U.S. Corporate Bonds	—	16,688,549	—	16,688,549
Residential Mortgage-Backed Securities	—	321,910	—	321,910
Commercial Mortgage-Backed Securities	—	1,371,685	—	1,371,685
Asset-Backed Securities (including CDOs)	—	5,114,873	—	5,114,873
Foreign Bonds	—	6,513,055	—	6,513,055
Mutual Funds	19,892,701	—	—	19,892,701
Total Investments	$19,911,174	$34,378,769	$—	$54,289,943

Other Financial Instruments
Futures Contracts – Assets	$7,796	$—	$—	$7,796
Futures Contracts – Liabilities	(695)	—	—	(695)
Forward Foreign Currency Exchange Contracts – Assets	—	14,564	—	14,564
Forward Foreign Currency Exchange Contracts – Liabilities	—	(13,419)	—	(13,419)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $18,473 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$55,842,838
Gross unrealized appreciation	672,520
Gross unrealized depreciation	(2,225,415)
Net unrealized appreciation (depreciation)	$(1,552,895)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	2,028,247	53,735	(195,068)	1,886,914
MFS Institutional Money Market Portfolio	859,396	7,324,586	(5,858,215)	2,325,767

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(19,273)	$—	$279,503	$17,567,166
MFS Institutional Money Market Portfolio	(130)	—	3,551	2,325,535

	$(19,403)	$—	$283,054	$19,892,701

8

QUARTERLY REPORT

March 31, 2017

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 97.8%
Aerospace – 1.6%
Harris Corp.	6,054	$673,629
Leidos Holdings, Inc.	21,316	1,090,100
Northrop Grumman Corp.	3,826	909,976

		$2,673,705

Brokerage & Asset Managers – 1.8%
Intercontinental Exchange, Inc.	17,370	$1,039,942
NASDAQ, Inc.	27,882	1,936,405

		$2,976,347

Business Services – 12.0%
Cognizant Technology Solutions Corp., “A” (a)	55,897	$3,326,989
Computer Sciences Corp.	52,459	3,620,196
Equifax, Inc.	7,134	975,503
Fidelity National Information Services, Inc.	37,644	2,997,215
First Data Corp. (a)	52,686	816,633
Fiserv, Inc. (a)	19,151	2,208,302
FleetCor Technologies, Inc. (a)	11,070	1,676,330
Global Payments, Inc.	31,304	2,525,607
Ringcentral, Inc. (a)	32,509	920,005
Verisk Analytics, Inc., “A” (a)	11,230	911,202

		$19,977,982

Cable TV – 2.8%
Charter Communications, Inc., “A” (a)	1,462	$478,542
Comcast Corp., “A”	48,759	1,832,851
Netflix, Inc. (a)	15,736	2,325,938

		$4,637,331

Computer Software – 12.5%
Adobe Systems, Inc. (a)	46,304	$6,025,540
Cadence Design Systems, Inc. (a)	39,528	1,241,179
Microsoft Corp.	113,485	7,474,122
MuleSoft, Inc., “A” (a)	2,183	53,112
PTC, Inc. (a)	7,352	386,348
Salesforce.com, Inc. (a)	68,037	5,612,372

		$20,792,673

Computer Software – Systems – 11.6%
Apple, Inc. (s)	35,157	$5,050,655
Constellation Software, Inc.	4,524	2,223,133
EPAM Systems, Inc. (a)	11,116	839,480
Hewlett Packard Enterprise	177,304	4,202,105
NICE Systems Ltd., ADR	11,253	764,979
Presidio, Inc. (a)	111,166	1,721,406
ServiceNow, Inc. (a)	13,454	1,176,821
SS&C Technologies Holdings, Inc.	40,202	1,423,151
Vantiv, Inc., “A” (a)	14,654	939,614
Verint Systems, Inc. (a)	22,803	989,080

		$19,330,424

Consumer Services – 1.9%
Priceline Group, Inc. (a)	1,755	$3,123,847

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electrical Equipment – 1.2%
Amphenol Corp., “A”	27,778	$1,976,960

Electronics – 12.2%
Applied Materials, Inc.	67,936	$2,642,710
Broadcom Corp.	19,293	4,224,395
Coherent, Inc. (a)	10,670	2,194,179
Mercury Systems, Inc. (a)	21,570	842,309
Microchip Technology, Inc.	70,666	5,213,737
NXP Semiconductors N.V. (a)	40,030	4,143,105
Silicon Laboratories, Inc. (a)	14,705	1,081,553

		$20,341,988

Internet – 22.3%
Alibaba Group Holding Ltd., ADR (a)	25,461	$2,745,460
Alphabet, Inc., “A” (a)(s)	21,328	18,081,878
Facebook, Inc., “A” (a)(s)	93,422	13,270,595
Godaddy, Inc. (a)	29,439	1,115,738
LogMeIn, Inc.	12,731	1,241,273
Wix.com Ltd. (a)	8,706	591,137

		$37,046,081

Leisure & Toys – 3.1%
Activision Blizzard, Inc.	47,335	$2,360,123
Electronic Arts, Inc. (a)	30,846	2,761,334

		$5,121,457

Network & Telecom – 0.9%
Cisco Systems, Inc.	43,203	$1,460,261

Other Banks & Diversified Financials – 6.2%
Mastercard, Inc., “A”	38,393	$4,318,061
Visa, Inc., “A”	67,967	6,040,227

		$10,358,288

Printing & Publishing – 0.5%
IHS Markit Ltd. (a)	22,168	$929,948

Specialty Stores – 6.5%
Amazon.com, Inc. (a)	12,159	$10,779,440

Telecommunications – Wireless – 0.7%
American Tower Corp., REIT	9,177	$1,115,373

Total Common Stocks		$162,642,105

MONEY MARKET FUNDS – 4.0%
MFS Institutional Money Market Portfolio, 0.7% (v)	6,602,534	$6,601,874

Total Investments		$169,243,979

SECURITIES SOLD SHORT – (1.3)%
Computer Software – Systems – (0.4)%
International Business Machines Corp.	(3,560)	$(619,938)

Electrical Equipment – (0.1)%
Belden, Inc.	(3,344)	$(231,371)

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
SECURITIES SOLD SHORT – continued
Electronics – (0.8)%
Intel Corp.	(29,590)	$(1,067,311)
Kulicke & Soffa Industries, Inc. (a)	(16,138)	(327,924)

		$(1,395,235)

Total Securities Sold Short		$(2,246,544)

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(806,811)

Net Assets – 100.0%		$166,190,624

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At March 31, 2017, the fund had cash collateral of $168,755 and other liquid securities with an aggregate value of $3,761,562 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$162,642,105	$—	$—	$162,642,105
Mutual Funds	6,601,874	—	—	6,601,874
Total Investments	$169,243,979	$—	$—	$169,243,979
Short Sales	$(2,246,544)	$—	$—	$(2,246,544)

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$114,127,225
Gross unrealized appreciation	55,305,138
Gross unrealized depreciation	(188,384)
Net unrealized appreciation (depreciation)	$55,116,754

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,414,389	8,706,339	(7,518,194)	6,602,534

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(257)	$—	$8,079	$6,601,874

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: May 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2017

*	Print name and title of each signing officer under his or her signature.